UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	07-31-2019

ITEM 1. REPORTS TO STOCKHOLDERS.

Annual Report

July 31, 2019

One Choice® Portfolio: Very Conservative
Investor Class (AONIX)
R Class (AORHX)

One Choice® Portfolio: Conservative
Investor Class (AOCIX)
R Class (AORSX)

One Choice® Portfolio: Moderate
Investor Class (AOMIX)
R Class (AORMX)

One Choice® Portfolio: Aggressive
Investor Class (AOGIX)
R Class (AORYX)

One Choice® Portfolio: Very Aggressive
Investor Class (AOVIX)
R Class (AORVX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the funds' shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the funds or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended July 31, 2019. Annual reports help convey important details about fund returns, including market factors that affected performance. For additional investment and market insights, please visit our website, americancentury.com.

Stocks Advanced Amid Volatile Climate

Most broad U.S. and global stock indices ended the year with gains. However, these positive results masked wide performance swings. For example, U.S. stocks, as measured by the S&P 500 Index, returned -3.00% in the first half of the period and 11.32% in the second half, leaving the index up 7.99% for the 12 months. Global stocks, as measured by the MSCI All Country World Index, returned -4.71% in the first half, 8.04% in the second half and 2.95% overall. For fixed-income securities, the path to positive performance was smoother, and U.S. and global bonds gained 8.08% and 5.73%, respectively, for the 12 months, according to the Bloomberg Barclays U.S. Aggregate Bond and Global Aggregate Bond indices.

Fed’s Flip Fueled Investor Optimism

Early in the period, mounting concerns about slowing global economic and earnings growth, tariffs and Federal Reserve (Fed) policy soured investor sentiment. After raising rates in September, the Fed hiked again in December and delivered a surprisingly bullish rate-hike outlook that fueled a steep sell-off among riskier assets. Meanwhile, the risk-off climate sparked a flight to quality, and government bond yields plunged.

A key policy pivot from the Fed helped improve investor sentiment beginning in early 2019. The central bank abruptly ended its rate-hike campaign and adopted a dovish tone amid moderating global growth and inflation. Additionally, investors’ worst-case fears about growth, trade and corporate earnings generally eased, which also aided stocks. At the same time, government bond yields continued to fall on moderating global growth data, muted inflation and accommodative central bank policy, including the Fed’s July rate cut. This backdrop supported continued gains for bonds and other interest rate-sensitive assets.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth and trade trends, central bank policy and geopolitical developments. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

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Performance

Total Returns as of July 31, 2019
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice Portfolio: Very Conservative
Investor Class	AONIX	5.31%	3.70%	4.99%	—	9/30/04
R Class	AORHX	4.69%	—	—	3.01%	3/20/15
One Choice Portfolio: Conservative
Investor Class	AOCIX	4.25%	4.68%	6.85%	—	9/30/04
R Class	AORSX	3.73%	—	—	3.68%	3/20/15
One Choice Portfolio: Moderate
Investor Class	AOMIX	3.81%	5.78%	8.46%	—	9/30/04
R Class	AORMX	3.29%	—	—	4.61%	3/20/15
One Choice Portfolio: Aggressive
Investor Class	AOGIX	3.53%	6.81%	9.77%	—	9/30/04
R Class	AORYX	2.94%	—	—	5.38%	3/20/15
One Choice Portfolio: Very Aggressive
Investor Class	AOVIX	2.10%	7.63%	10.81%	—	9/30/04
R Class	AORVX	1.58%	—	—	6.00%	3/20/15
Russell 3000 Index	—	7.05%	10.95%	13.97%	—	—
Bloomberg Barclays U.S. Aggregate Bond Index	—	8.08%	3.04%	3.75%	—	—

Average annual returns since inception are presented when ten years of performance history is not available.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Bloomberg Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

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Growth of $10,000 Over 10 Years of One Choice Portfolio: Very Conservative
$10,000 investment made July 31, 2009
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2019
Investor Class — $16,280

Russell 3000 Index — $37,005

Bloomberg Barclays U.S. Aggregate Bond Index — $14,456

Growth of $10,000 Over 10 Years of One Choice Portfolio: Conservative
$10,000 investment made July 31, 2009
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2019
Investor Class — $19,404

Russell 3000 Index — $37,005

Bloomberg Barclays U.S. Aggregate Bond Index — $14,456

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

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Growth of $10,000 Over 10 Years of One Choice Portfolio: Moderate
$10,000 investment made July 31, 2009
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2019
Investor Class — $22,540

Russell 3000 Index — $37,005

Bloomberg Barclays U.S. Aggregate Bond Index — $14,456

Growth of $10,000 Over 10 Years of One Choice Portfolio: Aggressive
$10,000 investment made July 31, 2009
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2019
Investor Class — $25,421

Russell 3000 Index — $37,005

Bloomberg Barclays U.S. Aggregate Bond Index — $14,456

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

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Growth of $10,000 Over 10 Years of One Choice Portfolio: Very Aggressive
$10,000 investment made July 31, 2009
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2019
Investor Class — $27,930

Russell 3000 Index — $37,005

Bloomberg Barclays U.S. Aggregate Bond Index — $14,456

Total Annual Fund Operating Expenses
	Investor Class	R Class
One Choice Portfolio: Very Conservative	0.71%	1.21%
One Choice Portfolio: Conservative	0.81%	1.31%
One Choice Portfolio: Moderate	0.90%	1.40%
One Choice Portfolio: Aggressive	0.97%	1.47%
One Choice Portfolio: Very Aggressive	1.04%	1.54%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

6

Portfolio Commentary

Portfolio Managers: Rich Weiss, Scott Wilson, Radu Gabudean and Vidya Rajappa

During the period, David MacEwen left the portfolio management team.

Performance Summary

For the fiscal year ended July 31, 2019, returns of the One Choice® Target Risk Portfolios ranged from 5.31%* for One Choice Portfolio: Very Conservative to 2.10% for One Choice Portfolio: Very Aggressive (see pages 3-6 for more detailed performance information). Positive returns for the 12 months were largely provided by exposure to U.S. equity market performance. Both U.S. and non-U.S. bond allocations also contributed meaningfully to results during the year, largely due to a falling interest rate environment. However, many non-U.S. equity markets delivered negative results during the period, providing a headwind to returns for portfolios with non-U.S. equity exposure (all except Very Conservative).

Because of the portfolios’ strategic exposure to a variety of asset classes, a review of the financial market helps explain much of their performance.

Market Overview

The first several months of the fiscal year yielded healthy returns across most major global indices. However, financial market volatility picked up in the fall of 2018 as concerns about tariffs, trade tensions and the sustainability of economic growth resurfaced. A primary concern was the possibility that the U.S. Federal Reserve (the Fed) might continue to raise rates in excess of market expectations. In that environment, equity markets fell through December. In January, Fed Chairman Jerome Powell made comments which reassured investors, promising that the Fed would be cautious and patient with future increases, and would work to support economic growth. Central banks around the world also pledged to provide stimulus, if necessary, to aid continued economic expansion. In January, equity markets recovered. However, pockets of volatility prevailed throughout the remainder of the period, mainly due to trade disputes between the U.S. and China, which many fear would have a dampening effect on global economic growth. Amid the more challenging economic environment, corporate profit growth also slowed, with the companies in the S&P 500 Index reporting negative earnings growth for the first two quarters of 2019.

Against a backdrop of slowing global growth, stagnant corporate profits, trade difficulties and shifting central bank policies, global equity markets produced mixed results. Most major indices within the U.S. gained, ending the period at or near record highs. Meanwhile, many non-U.S. markets lost ground. In the U.S., large-cap companies outperformed their mid- and small-cap counterparts, and growth beat value across stocks of all sizes, according to the Russell family of indices. Small-cap stocks were the only major segment of the U.S. equity market to experience a negative return during the 12 months. Developed non-U.S. stocks mildly underperformed emerging markets, but both delivered a negative return and trailed U.S. equities. For the year, the S&P 500 Index’s gain of 7.99% dwarfed the -2.18% loss of the MSCI Emerging Markets Index and the -2.60% return of the MSCI EAFE Index.

Within fixed-income investments, the Fed increased its target overnight lending range twice during the first half of the period; once in September and once in December. On the final day of July 2019, the Fed decreased the range by 25 basis points, ending the 12-month period at 2.00%-2.25%. Worries about slower economic growth and volatility in equity markets supported demand for

*All fund returns referenced in this commentary are for Investor Class shares. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the fund’s benchmark, other share classes may not. See page 3 for returns for all share classes.

7

longer-term U.S. Treasury bonds, with the benchmark 10-year Treasury yield falling and finishing the fiscal year just above 2.00%. (When bond yields fall, prices rise, and vice versa.) Investment-grade U.S. corporate debt generally outperformed other spread sectors of the market, although U.S. high-yield and non-U.S. debt also produced strong returns. The Bloomberg Barclays U.S. High Yield 2.00% Issuer Capped Bond Index gained 6.91%, while the Bloomberg Barclays U.S. Aggregate Bond Index returned 8.08%, and the Bloomberg Barclays Global Aggregate Bond Index (Unhedged) returned 5.73%.

Portfolio Performance

Each One Choice Target Risk Portfolio is a fund of funds that invests in other American Century Investments mutual funds to achieve its investment objective and target asset allocation. (See page 9 for the specific underlying fund allocations for each Portfolio.)

All U.S. equity sleeves across the portfolios generated positive absolute returns, with the exception of the U.S. small-cap core portfolio. Growth-oriented shares contributed most to performance. Across all portfolios, Growth Fund, Equity Growth Fund, Heritage Fund and Large Company Value Fund, were among the top absolute contributors to gains. In addition, all U.S. and non-U.S. fixed-income funds, as well as the NT Global Real Estate Fund, produced positive results. Within the fixed-income allocation, the Emerging Markets Debt Fund, Global Bond Fund and Diversified Bond Fund yielded the best absolute returns. Conversely, all non-U.S. equity portfolios produced negative absolute returns for the 12 months. On a relative basis, Heritage Fund, Global Real Estate Fund and Growth Fund were notable positive contributors. NT International Small-Mid Cap Fund, Small Company Fund and Core Equity Plus Fund were leading laggards. In fixed income, security selection helped the most in Global Bond Fund, as well as in Short Duration Fund and Emerging Markets Debt Fund in portfolios which held them.

Portfolio Strategy

Many of the tactical allocation decisions were positive, though negative manager selection effects meant the portfolios generally underperformed their benchmarks. For example, it was beneficial to hold an overweight position in U.S. stocks with a corresponding underweight allocation to non-U.S. funds. In addition, the portfolios generally held overweight allocations in growth equities relative to value, and large stocks relative to small during the period. Nevertheless, security selection was negative overall.

A Look Ahead

We have a cautious outlook for growth, as several major components of U.S. growth forecasts have been declining, including industrial production, disposable income and corporate profits. In addition, rising tariffs and ongoing trade disputes between the U.S. and many leading economies act as an additional drag on growth. Despite this uncertainty, unemployment remains historically low, and sharply lower interest rates should ultimately provide a boost to the economy. What’s more, the U.S. economy remains attractive on a relative basis, as most other countries are expected to expand at a slower pace. It should also be noted that we do not feel that a U.S. recession is on the immediate horizon. Add it all up, and with stock market volatility increasing, trade concerns a wild card and the late stage of the economic cycle, we believe investor expectations should probably be more muted regarding financial market returns going forward.

Given these conditions, we remain neutrally positioned—that is, well diversified—in terms of our stock, bond and cash allocations. Although U.S. equities do not appear overvalued at current earnings and interest rate levels, we continue to monitor relative valuations and risks and will adjust positioning accordingly. And while we remain diversified geographically, we are removing our long-standing overweight allocation to the U.S., reflecting the fundamental and technical analysis of our quantitative process.

8

Portfolio Characteristics

Underlying Fund Allocations(1) as a % of net assets as of July 31, 2019
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Equity
Core Equity Plus Fund	1.5%	2.3%	3.4%	3.6%	3.8%
Equity Growth Fund	5.0%	7.3%	9.9%	10.7%	11.5%
Growth Fund	3.2%	6.2%	7.7%	10.2%	12.9%
Heritage Fund	1.3%	2.8%	5.2%	7.2%	8.7%
Large Company Value Fund	6.2%	6.8%	8.1%	11.2%	11.7%
Mid Cap Value Fund	4.2%	5.6%	6.1%	7.2%	8.1%
NT Disciplined Growth Fund	1.0%	1.6%	2.1%	2.9%	4.0%
Real Estate Fund	1.5%	—	—	—	—
Small Company Fund	1.0%	1.2%	2.3%	2.7%	4.7%
Emerging Markets Fund	—	—	3.7%	5.1%	8.1%
International Growth Fund	—	4.0%	5.6%	6.6%	9.6%
NT Global Real Estate Fund	—	1.5%	2.1%	2.6%	3.1%
NT International Small-Mid Cap Fund	—	1.1%	2.1%	2.6%	5.1%
NT International Value Fund	—	4.4%	3.4%	3.2%	3.2%
NT Non-U.S. Intrinsic Value Fund	—	—	2.4%	3.5%	5.5%
Total Equity	24.9%	44.8%	64.1%	79.3%	100.0%
Fixed Income
Diversified Bond Fund	20.6%	20.4%	14.4%	6.9%	—
Inflation-Adjusted Bond Fund	10.0%	7.1%	5.0%	2.9%	—
NT High Income Fund	2.0%	2.1%	2.5%	4.5%	—
Short Duration Fund	7.0%	—	—	—	—
Short Duration Inflation Protection Bond Fund	13.0%	5.0%	1.0%	1.0%	—
Emerging Markets Debt Fund	1.5%	2.1%	2.1%	1.5%	—
Global Bond Fund	8.0%	7.1%	5.1%	3.0%	—
International Bond Fund	7.0%	5.5%	2.0%	—	—
Total Fixed Income	69.1%	49.3%	32.1%	19.8%	—
U.S. Government Money Market Fund	6.0%	5.9%	3.8%	0.9%	—
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—

(1)	Underlying fund investments represent Investor Class.

(2)	Category is less than 0.05% of total net assets.

9

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2019 to July 31, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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	Beginning Account Value 2/1/19	Ending Account Value 7/31/19	Expenses Paid During Period(1) 2/1/19 - 7/31/19	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 2/1/19 - 7/31/19	Effective Annualized Expense Ratio(2)
One Choice Portfolio: Very Conservative
Actual
Investor Class	$1,000	$1,055.40	$0.00	0.00%(3)	$3.62	0.71%
R Class	$1,000	$1,052.00	$2.54	0.50%	$6.16	1.21%
Hypothetical
Investor Class	$1,000	$1,024.80	$0.00	0.00%(3)	$3.56	0.71%
R Class	$1,000	$1,022.32	$2.51	0.50%	$6.06	1.21%
One Choice Portfolio: Conservative
Actual
Investor Class	$1,000	$1,064.70	$0.00	0.00%(3)	$4.15	0.81%
R Class	$1,000	$1,062.20	$2.56	0.50%	$6.70	1.31%
Hypothetical
Investor Class	$1,000	$1,024.80	$0.00	0.00%(3)	$4.06	0.81%
R Class	$1,000	$1,022.32	$2.51	0.50%	$6.56	1.31%
One Choice Portfolio: Moderate
Actual
Investor Class	$1,000	$1,073.70	$0.00	0.00%(3)	$4.63	0.90%
R Class	$1,000	$1,070.40	$2.57	0.50%	$7.19	1.40%
Hypothetical
Investor Class	$1,000	$1,024.80	$0.00	0.00%(3)	$4.51	0.90%
R Class	$1,000	$1,022.32	$2.51	0.50%	$7.00	1.40%
One Choice Portfolio: Aggressive
Actual
Investor Class	$1,000	$1,082.40	$0.00	0.00%(3)	$4.96	0.96%
R Class	$1,000	$1,079.10	$2.58	0.50%	$7.53	1.46%
Hypothetical
Investor Class	$1,000	$1,024.80	$0.00	0.00%(3)	$4.81	0.96%
R Class	$1,000	$1,022.32	$2.51	0.50%	$7.30	1.46%
One Choice Portfolio: Very Aggressive
Actual
Investor Class	$1,000	$1,087.00	$0.00	0.00%(3)	$5.49	1.06%
R Class	$1,000	$1,084.50	$2.58	0.50%	$8.06	1.56%
Hypothetical
Investor Class	$1,000	$1,024.80	$0.00	0.00%(3)	$5.31	1.06%
R Class	$1,000	$1,022.32	$2.51	0.50%	$7.80	1.56%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements.

(3)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

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Schedules of Investments

JULY 31, 2019

One Choice Portfolio: Very Conservative

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 52.6%
Diversified Bond Fund Investor Class	8,089,094	$87,847,556
Inflation-Adjusted Bond Fund Investor Class	3,665,660	42,704,938
NT High Income Fund Investor Class	884,882	8,556,805
Short Duration Fund Investor Class	2,931,229	29,869,225
Short Duration Inflation Protection Bond Fund Investor Class	5,394,880	55,405,421
		224,383,945
Domestic Equity Funds — 24.9%
Core Equity Plus Fund Investor Class	430,962	6,429,960
Equity Growth Fund Investor Class	655,696	21,152,755
Growth Fund Investor Class	386,600	13,728,176
Heritage Fund Investor Class	239,493	5,371,823
Large Company Value Fund Investor Class	2,562,612	26,420,529
Mid Cap Value Fund Investor Class	1,140,010	18,069,157
NT Disciplined Growth Fund Investor Class	341,904	4,297,739
Real Estate Fund Investor Class	213,950	6,390,685
Small Company Fund Investor Class	314,149	4,215,880
		106,076,704
International Fixed Income Funds — 16.5%
Emerging Markets Debt Fund Investor Class	623,179	6,493,527
Global Bond Fund Investor Class	3,322,308	34,286,219
International Bond Fund Investor Class	2,280,591	29,693,297
		70,473,043
Money Market Funds — 6.0%
U.S. Government Money Market Fund Investor Class	25,601,479	25,601,479
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $379,688,885)		426,535,171
OTHER ASSETS AND LIABILITIES†		5
TOTAL NET ASSETS — 100.0%		$426,535,176

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

12

JULY 31, 2019

One Choice Portfolio: Conservative

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 34.6%
Diversified Bond Fund Investor Class	23,366,721	$253,762,590
Inflation-Adjusted Bond Fund Investor Class	7,522,253	87,634,243
NT High Income Fund Investor Class	2,664,028	25,761,154
Short Duration Inflation Protection Bond Fund Investor Class	6,079,706	62,438,580
		429,596,567
Domestic Equity Funds — 33.8%
Core Equity Plus Fund Investor Class	1,937,865	28,912,945
Equity Growth Fund Investor Class	2,801,409	90,373,463
Growth Fund Investor Class	2,159,408	76,680,572
Heritage Fund Investor Class	1,563,571	35,070,890
Large Company Value Fund Investor Class	8,169,438	84,226,909
Mid Cap Value Fund Investor Class	4,357,338	69,063,803
NT Disciplined Growth Fund Investor Class	1,553,265	19,524,544
Small Company Fund Investor Class	1,159,543	15,561,060
		419,414,186
International Fixed Income Funds — 14.7%
Emerging Markets Debt Fund Investor Class	2,483,244	25,875,406
Global Bond Fund Investor Class	8,520,843	87,935,097
International Bond Fund Investor Class	5,233,594	68,141,396
		181,951,899
International Equity Funds — 11.0%
International Growth Fund Investor Class	4,282,231	49,973,631
NT Global Real Estate Fund Investor Class	1,811,737	19,168,176
NT International Small-Mid Cap Fund Investor Class	1,293,370	13,088,906
NT International Value Fund Investor Class	6,196,688	54,468,886
		136,699,599
Money Market Funds — 5.9%
U.S. Government Money Market Fund Investor Class	73,609,544	73,609,544
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,087,761,397)		1,241,271,795
OTHER ASSETS AND LIABILITIES†		41
TOTAL NET ASSETS — 100.0%		$1,241,271,836

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

13

JULY 31, 2019

One Choice Portfolio: Moderate

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 44.8%
Core Equity Plus Fund Investor Class	4,298,701	$64,136,617
Equity Growth Fund Investor Class	5,762,606	185,901,684
Growth Fund Investor Class	4,069,447	144,506,045
Heritage Fund Investor Class	4,339,002	97,323,820
Large Company Value Fund Investor Class	14,867,938	153,288,444
Mid Cap Value Fund Investor Class	7,313,235	115,914,781
NT Disciplined Growth Fund Investor Class	3,221,245	40,491,052
Small Company Fund Investor Class	3,161,146	42,422,584
		843,985,027
Domestic Fixed Income Funds — 22.9%
Diversified Bond Fund Investor Class	25,008,063	271,587,568
Inflation-Adjusted Bond Fund Investor Class	8,053,430	93,822,458
NT High Income Fund Investor Class	4,983,296	48,188,475
Short Duration Inflation Protection Bond Fund Investor Class	1,825,702	18,749,962
		432,348,463
International Equity Funds — 19.3%
Emerging Markets Fund Investor Class	6,314,968	69,843,546
International Growth Fund Investor Class	9,034,273	105,429,968
NT Global Real Estate Fund Investor Class	3,783,621	40,030,711
NT International Small-Mid Cap Fund Investor Class	3,934,733	39,819,498
NT International Value Fund Investor Class	7,314,968	64,298,569
NT Non-U.S. Intrinsic Value Fund Investor Class	4,558,394	44,991,353
		364,413,645
International Fixed Income Funds — 9.2%
Emerging Markets Debt Fund Investor Class	3,817,528	39,778,641
Global Bond Fund Investor Class	9,206,761	95,013,777
International Bond Fund Investor Class	2,905,887	37,834,650
		172,627,068
Money Market Funds — 3.8%
U.S. Government Money Market Fund Investor Class	71,971,590	71,971,590
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,563,340,556)		1,885,345,793
OTHER ASSETS AND LIABILITIES†		(1,029)
TOTAL NET ASSETS — 100.0%		$1,885,344,764

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

14

JULY 31, 2019

One Choice Portfolio: Aggressive

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 55.7%
Core Equity Plus Fund Investor Class	3,256,350	$48,584,741
Equity Growth Fund Investor Class	4,413,250	142,371,439
Growth Fund Investor Class	3,851,055	136,750,967
Heritage Fund Investor Class	4,286,429	96,144,597
Large Company Value Fund Investor Class	14,456,517	149,046,689
Mid Cap Value Fund Investor Class	6,076,319	96,309,654
NT Disciplined Growth Fund Investor Class	3,104,256	39,020,501
Small Company Fund Investor Class	2,661,594	35,718,585
		743,947,173
International Equity Funds — 23.6%
Emerging Markets Fund Investor Class	6,213,620	68,722,634
International Growth Fund Investor Class	7,559,609	88,220,638
NT Global Real Estate Fund Investor Class	3,251,444	34,400,275
NT International Small-Mid Cap Fund Investor Class	3,375,574	34,160,810
NT International Value Fund Investor Class	4,813,382	42,309,628
NT Non-U.S. Intrinsic Value Fund Investor Class	4,804,649	47,421,881
		315,235,866
Domestic Fixed Income Funds — 15.3%
Diversified Bond Fund Investor Class	8,463,103	91,909,299
Inflation-Adjusted Bond Fund Investor Class	3,375,250	39,321,665
NT High Income Fund Investor Class	6,236,790	60,309,757
Short Duration Inflation Protection Bond Fund Investor Class	1,241,626	12,751,496
		204,292,217
International Fixed Income Funds — 4.5%
Emerging Markets Debt Fund Investor Class	1,943,788	20,254,268
Global Bond Fund Investor Class	3,857,870	39,813,215
		60,067,483
Money Market Funds — 0.9%
U.S. Government Money Market Fund Investor Class	12,471,560	12,471,560
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,079,752,884)		1,336,014,299
OTHER ASSETS AND LIABILITIES†		(573)
TOTAL NET ASSETS — 100.0%		$1,336,013,726

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

15

JULY 31, 2019

One Choice Portfolio: Very Aggressive

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 65.4%
Core Equity Plus Fund Investor Class	794,985	$11,861,169
Equity Growth Fund Investor Class	1,094,349	35,303,712
Growth Fund Investor Class	1,120,250	39,780,080
Heritage Fund Investor Class	1,196,897	26,846,399
Large Company Value Fund Investor Class	3,490,920	35,991,387
Mid Cap Value Fund Investor Class	1,582,551	25,083,429
NT Disciplined Growth Fund Investor Class	970,355	12,197,357
Small Company Fund Investor Class	1,071,086	14,373,973
		201,437,506
International Equity Funds — 34.6%
Emerging Markets Fund Investor Class	2,269,435	25,099,947
International Growth Fund Investor Class	2,542,608	29,672,238
NT Global Real Estate Fund Investor Class	897,152	9,491,867
NT International Small-Mid Cap Fund Investor Class	1,540,949	15,594,404
NT International Value Fund Investor Class	1,132,884	9,958,054
NT Non-U.S. Intrinsic Value Fund Investor Class	1,711,913	16,896,581
		106,713,091
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $226,586,377)		308,150,597
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$308,150,597

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

16

Statements of Assets and Liabilities

JULY 31, 2019
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Assets
Investment securities in affiliates, at value (cost of $379,688,885, $1,087,761,397 and $1,563,340,556, respectively)	$426,535,171	$1,241,271,795	$1,885,345,793
Receivable for investments sold	39,476	129,129	529,215
Receivable for capital shares sold	101,754	324,603	493,427
Distributions receivable from affiliates	361,427	886,614	1,071,940
	427,037,828	1,242,612,141	1,887,440,375

Liabilities
Payable for investments purchased	361,422	886,580	1,071,878
Payable for capital shares redeemed	140,926	453,370	1,022,138
Distribution and service fees payable	304	355	1,595
	502,652	1,340,305	2,095,611

Net Assets	$426,535,176	$1,241,271,836	$1,885,344,764

Net Assets Consist of:
Capital (par value and paid-in surplus)	$382,661,032	$1,071,162,080	$1,522,928,493
Distributable earnings	43,874,144	170,109,756	362,416,271
	$426,535,176	$1,241,271,836	$1,885,344,764

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Very Conservative
Investor Class, $0.01 Par Value	$425,814,367	34,935,630	$12.19
R Class, $0.01 Par Value	$720,809	59,111	$12.19
One Choice Portfolio: Conservative
Investor Class, $0.01 Par Value	$1,240,425,209	90,212,382	$13.75
R Class, $0.01 Par Value	$846,627	61,597	$13.74
One Choice Portfolio: Moderate
Investor Class, $0.01 Par Value	$1,881,575,179	120,088,208	$15.67
R Class, $0.01 Par Value	$3,769,585	240,686	$15.66

See Notes to Financial Statements.

17

JULY 31, 2019
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Assets
Investment securities in affiliates, at value (cost of $1,079,752,884 and $226,586,377, respectively)	$1,336,014,299	$308,150,597
Receivable for investments sold	—	223,237
Receivable for capital shares sold	466,944	48,586
Distributions receivable from affiliates	566,482	—
	1,337,047,725	308,422,420

Liabilities
Payable for investments purchased	864,986	—
Payable for capital shares redeemed	167,827	270,904
Distribution and service fees payable	1,186	919
	1,033,999	271,823

Net Assets	$1,336,013,726	$308,150,597

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,031,393,207	$217,781,083
Distributable earnings	304,620,519	90,369,514
	$1,336,013,726	$308,150,597

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Aggressive
Investor Class, $0.01 Par Value	$1,333,116,008	79,279,851	$16.82
R Class, $0.01 Par Value	$2,897,718	172,645	$16.78
One Choice Portfolio: Very Aggressive
Investor Class, $0.01 Par Value	$305,967,073	17,009,943	$17.99
R Class, $0.01 Par Value	$2,183,524	121,573	$17.96

See Notes to Financial Statements.

18

Statements of Operations

YEAR ENDED JULY 31, 2019
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$10,469,747	$30,355,501	$42,329,684

Expenses:
Distribution and service fees - R Class	2,730	3,556	15,726
Directors' fees and expenses	11,760	34,526	51,831
Other expenses	78	124	218
	14,568	38,206	67,775

Net investment income (loss)	10,455,179	30,317,295	42,261,909

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(633,459)	(5,438,254)	1,283,732
Capital gain distributions received from underlying funds	8,037,857	41,069,636	84,462,359
	7,404,398	35,631,382	85,746,091

Change in net unrealized appreciation (depreciation) on investments in underlying funds	3,413,743	(16,622,003)	(61,732,736)

Net realized and unrealized gain (loss) on affiliates	10,818,141	19,009,379	24,013,355

Net Increase (Decrease) in Net Assets Resulting from Operations	$21,273,320	$49,326,674	$66,275,264

See Notes to Financial Statements.

19

YEAR ENDED JULY 31, 2019
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$28,573,726	$5,102,503

Expenses:
Distribution and service fees - R Class	11,944	8,735
Directors' fees and expenses	36,595	8,387
Other expenses	141	104
	48,680	17,226

Net investment income (loss)	28,525,046	5,085,277

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(1,518,822)	977,879
Capital gain distributions received from underlying funds	73,645,205	20,805,549
	72,126,383	21,783,428

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(54,790,902)	(21,308,204)

Net realized and unrealized gain (loss) on affiliates	17,335,481	475,224

Net Increase (Decrease) in Net Assets Resulting from Operations	$45,860,527	$5,560,501

See Notes to Financial Statements.

20

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2019 AND JULY 31, 2018
	One Choice Portfolio: Very Conservative		One Choice Portfolio: Conservative
Increase (Decrease) in Net Assets	July 31, 2019	July 31, 2018	July 31, 2019	July 31, 2018
Operations
Net investment income (loss)	$10,455,179	$9,021,358	$30,317,295	$25,648,317
Net realized gain (loss)	7,404,398	6,113,224	35,631,382	31,105,288
Change in net unrealized appreciation (depreciation)	3,413,743	(1,552,266)	(16,622,003)	9,828,853
Net increase (decrease) in net assets resulting from operations	21,273,320	13,582,316	49,326,674	66,582,458

Distributions to Shareholders
From earnings:(1)
Investor Class	(16,343,203)	(14,537,694)	(61,114,972)	(41,062,884)
R Class	(15,999)	(6,368)	(30,536)	(12,081)
Decrease in net assets from distributions	(16,359,202)	(14,544,062)	(61,145,508)	(41,074,965)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(18,331,163)	(1,573,982)	(48,851,563)	53,312,881

Net increase (decrease) in net assets	(13,417,045)	(2,535,728)	(60,670,397)	78,820,374

Net Assets
Beginning of period	439,952,221	442,487,949	1,301,942,233	1,223,121,859
End of period	$426,535,176	$439,952,221	$1,241,271,836	$1,301,942,233

(1)
Prior periods presentation has been updated to reflect the current period combination of distributions to shareholders from net investment income and net realized gains. For One Choice Portfolio: Very Conservative, distributions from net investment income were $(8,760,553) and $(3,710) for Investor Class and R Class, respectively. For One Choice Portfolio: Very Conservative, distributions from net realized gains were $(5,777,141) and $(2,658) for Investor Class and R Class, respectively.

For One Choice Portfolio: Conservative, distributions from net investment income were $(25,204,104) and $(6,666) for Investor Class and R Class, respectively. For One Choice Portfolio: Conservative, distributions from net realized gains were $(15,858,780) and $(5,415) for Investor Class and R Class, respectively.

See Notes to Financial Statements.

21

YEARS ENDED JULY 31, 2019 AND JULY 31, 2018
	One Choice Portfolio: Moderate		One Choice Portfolio: Aggressive
Increase (Decrease) in Net Assets	July 31, 2019	July 31, 2018	July 31, 2019	July 31, 2018
Operations
Net investment income (loss)	$42,261,909	$39,098,268	$28,525,046	$26,206,275
Net realized gain (loss)	85,746,091	65,704,590	72,126,383	52,767,692
Change in net unrealized appreciation (depreciation)	(61,732,736)	40,898,702	(54,790,902)	43,375,495
Net increase (decrease) in net assets resulting from operations	66,275,264	145,701,560	45,860,527	122,349,462

Distributions to Shareholders
From earnings:(1)
Investor Class	(110,287,075)	(61,453,951)	(82,628,385)	(42,783,985)
R Class	(163,681)	(63,513)	(132,435)	(53,400)
Decrease in net assets from distributions	(110,450,756)	(61,517,464)	(82,760,820)	(42,837,385)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(26,628,796)	28,468,288	13,670,695	54,828,883

Net increase (decrease) in net assets	(70,804,288)	112,652,384	(23,229,598)	134,340,960

Net Assets
Beginning of period	1,956,149,052	1,843,496,668	1,359,243,324	1,224,902,364
End of period	$1,885,344,764	$1,956,149,052	$1,336,013,726	$1,359,243,324

(1)
Prior periods presentation has been updated to reflect the current period combination of distributions to shareholders from net investment income and net realized gains. For One Choice Portfolio: Moderate, distributions from net investment income were $(38,568,784) and $(35,866) for Investor Class and R Class, respectively. For One Choice Portfolio: Moderate, distributions from net realized gains were $(22,885,167) and $(27,647) for Investor Class and R Class, respectively.

For One Choice Portfolio: Aggressive, distributions from net investment income were $(24,481,377) and $(26,400) for Investor Class and R Class, respectively. For One Choice Portfolio: Aggressive, distributions from net realized gains were $(18,302,608) and $(27,000) for Investor Class and R Class, respectively.

See Notes to Financial Statements.

22

YEARS ENDED JULY 31, 2019 AND JULY 31, 2018
	One Choice Portfolio: Very Aggressive
Increase (Decrease) in Net Assets	July 31, 2019	July 31, 2018
Operations
Net investment income (loss)	$5,085,277	$5,296,513
Net realized gain (loss)	21,783,428	15,350,633
Change in net unrealized appreciation (depreciation)	(21,308,204)	15,643,810
Net increase (decrease) in net assets resulting from operations	5,560,501	36,290,956

Distributions to Shareholders
From earnings:(1)
Investor Class	(20,097,458)	(10,738,785)
R Class	(109,353)	(25,950)
Decrease in net assets from distributions	(20,206,811)	(10,764,735)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(104,378)	8,320,217

Net increase (decrease) in net assets	(14,750,688)	33,846,438

Net Assets
Beginning of period	322,901,285	289,054,847
End of period	$308,150,597	$322,901,285

(1)
Prior period presentation has been updated to reflect the current period combination of distributions to shareholders from net investment income and net realized gains. For One Choice Portfolio: Very Aggressive, distributions from net investment income were $(5,323,626) and $(10,658) for Investor Class and R Class, respectively. For One Choice Portfolio: Very Aggressive, distributions from net realized gains were $(5,415,159) and $(15,292) for Investor Class and R Class, respectively.

See Notes to Financial Statements.

23

Notes to Financial Statements

JULY 31, 2019

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. Each fund's investment objective is to seek the highest total return consistent with its asset mix. The funds offer the Investor Class and R Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function. Investments in the underlying funds are valued at their reported NAV.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

24

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative and One Choice Portfolio: Moderate. Distributions from net investment income, if any, are generally declared and paid annually for One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive. Distributions from net realized gains, if any, are generally declared and paid annually for all funds. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Administrative Fees — The corporation's investment advisor, ACIM, does not receive an administrative fee for services provided to the funds.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for the R Class (the plan), pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fee is computed and accrued daily based on the R Class's daily net assets and paid monthly in arrears. The fee is used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the period ended July 31, 2019 are detailed in the Statements of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

4. Investment Transactions

Investment transactions for the period ended July 31, 2019 were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Purchases	$47,597,681	$141,888,437	$257,282,385	$332,097,565	$63,522,005
Sales	$63,795,245	$180,499,285	$267,637,682	$299,017,182	$57,942,368

25

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Year ended July 31, 2019		Year ended July 31, 2018
	Shares	Amount	Shares	Amount
One Choice Portfolio: Very Conservative
Investor Class
Sold	5,854,106	$69,469,563	8,031,166	$97,107,941
Issued in reinvestment of distributions	1,413,870	16,124,599	1,192,711	14,352,299
Redeemed	(8,808,069)	(104,263,832)	(9,383,351)	(113,269,236)
	(1,540,093)	(18,669,670)	(159,474)	(1,808,996)
R Class
Sold	35,070	411,026	23,115	279,898
Issued in reinvestment of distributions	1,404	15,999	529	6,368
Redeemed	(7,434)	(88,518)	(4,213)	(51,252)
	29,040	338,507	19,431	235,014
Net increase (decrease)	(1,511,053)	$(18,331,163)	(140,043)	$(1,573,982)

One Choice Portfolio: Conservative
Investor Class
Sold	10,550,870	$141,509,994	16,334,249	$225,929,603
Issued in reinvestment of distributions	4,758,446	59,796,406	2,925,964	40,269,285
Redeemed	(18,731,670)	(250,428,815)	(15,426,650)	(213,156,789)
	(3,422,354)	(49,122,415)	3,833,563	53,042,099
R Class
Sold	30,384	402,929	24,046	332,673
Issued in reinvestment of distributions	2,442	30,536	877	12,081
Redeemed	(12,130)	(162,613)	(5,339)	(73,972)
	20,696	270,852	19,584	270,782
Net increase (decrease)	(3,401,658)	$(48,851,563)	3,853,147	$53,312,881

One Choice Portfolio: Moderate
Investor Class
Sold	11,978,818	$183,093,758	15,069,155	$239,970,284
Issued in reinvestment of distributions	7,758,117	108,699,313	3,821,969	60,473,949
Redeemed	(20,896,367)	(319,401,913)	(17,135,963)	(273,013,221)
	(1,159,432)	(27,608,842)	1,755,161	27,431,012
R Class
Sold	94,542	1,433,454	85,737	1,362,575
Issued in reinvestment of distributions	11,746	163,681	4,009	63,500
Redeemed	(39,762)	(617,089)	(24,400)	(388,799)
	66,526	980,046	65,346	1,037,276
Net increase (decrease)	(1,092,906)	$(26,628,796)	1,820,507	$28,468,288

26

	Year ended July 31, 2019		Year ended July 31, 2018
	Shares	Amount	Shares	Amount
One Choice Portfolio: Aggressive
Investor Class
Sold	11,896,257	$190,398,301	13,007,609	$223,454,783
Issued in reinvestment of distributions	5,705,141	81,925,822	2,503,179	42,428,878
Redeemed	(16,115,776)	(259,352,780)	(12,365,617)	(211,720,004)
	1,485,622	12,971,343	3,145,171	54,163,657
R Class
Sold	67,155	1,096,747	69,695	1,187,311
Issued in reinvestment of distributions	9,207	132,391	3,128	53,079
Redeemed	(32,190)	(529,786)	(33,462)	(575,164)
	44,172	699,352	39,361	665,226
Net increase (decrease)	1,529,794	$13,670,695	3,184,532	$54,828,883

One Choice Portfolio: Very Aggressive
Investor Class
Sold	1,838,298	$32,147,420	2,926,704	$54,528,756
Issued in reinvestment of distributions	1,309,240	19,730,250	574,965	10,556,366
Redeemed	(2,994,513)	(52,837,151)	(3,098,815)	(57,452,837)
	153,025	(959,481)	402,854	7,632,285
R Class
Sold	69,753	1,223,516	50,194	933,811
Issued in reinvestment of distributions	7,247	109,353	1,412	25,950
Redeemed	(27,681)	(477,766)	(14,699)	(271,829)
	49,319	855,103	36,907	687,932
Net increase (decrease)	202,344	$(104,378)	439,761	$8,320,217

6. Fair Value Measurements

The funds’ investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

27

7. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2019 and July 31, 2018 were as follows:

	2019		2018
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
One Choice Portfolio: Very Conservative	$10,575,811	$5,783,391	$9,750,425	$4,793,637
One Choice Portfolio: Conservative	$31,744,289	$29,401,219	$25,843,891	$15,231,074
One Choice Portfolio: Moderate	$44,946,253	$65,504,503	$39,755,078	$21,762,386
One Choice Portfolio: Aggressive	$31,258,319	$51,502,501	$25,609,515	$17,227,870
One Choice Portfolio: Very Aggressive	$5,662,981	$14,543,830	$5,612,937	$5,151,798

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Federal tax cost of investments	$389,748,349	$1,108,292,184	$1,608,729,046
Gross tax appreciation of investments	$37,891,198	$137,817,696	$284,616,889
Gross tax depreciation of investments	(1,104,376)	(4,838,085)	(8,000,142)
Net tax appreciation (depreciation) of investments	$36,786,822	$132,979,611	$276,616,747
Undistributed ordinary income	—	$157,353	$241,879
Accumulated long-term gains	$7,087,322	$36,972,792	$85,557,645

	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Federal tax cost of investments	$1,111,863,385	$240,755,267
Gross tax appreciation of investments	$230,299,110	$68,461,665
Gross tax depreciation of investments	(6,148,196)	(1,066,335)
Net tax appreciation (depreciation) of investments	$224,150,914	$67,395,330
Undistributed ordinary income	$6,117,696	$632,754
Accumulated long-term gains	$74,351,909	$22,341,430

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

8. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets. As of period end, One Choice Portfolio: Moderate and One Choice Portfolio: Aggressive owned 37% and 28%, respectively, of the shares of Core Equity Plus Fund.

28

9. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended July 31, 2019 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Very Conservative (Amounts in thousands)
Diversified Bond Fund	$90,234	$4,491	$11,034	$4,157	$87,848	8,089	$(421)	$2,120
Inflation-Adjusted Bond Fund	43,910	1,364	4,058	1,489	42,705	3,666	(447)	844
NT High Income Fund	8,877	482	689	(113)	8,557	885	(25)	482
Short Duration Fund	30,837	1,064	2,360	328	29,869	2,931	(104)	814
Short Duration Inflation Protection Bond Fund	57,056	1,966	4,575	958	55,405	5,395	(199)	900
Core Equity Plus Fund	4,415	2,825	512	(298)	6,430	431	(7)	628
Equity Growth Fund	19,694	9,592	7,327	(806)	21,153	656	35	2,330
Growth Fund	14,058	4,284	4,128	(486)	13,728	387	488	1,302
Heritage Fund	6,475	1,202	2,060	(245)	5,372	239	59	982
Large Company Value Fund	27,771	5,176	6,097	(429)	26,421	2,563	168	1,627
Mid Cap Value Fund	22,339	3,644	5,436	(2,478)	18,069	1,140	122	2,089
NT Disciplined Growth Fund	4,331	733	507	(259)	4,298	342	47	504
Real Estate Fund	8,872	613	3,276	182	6,391	214	359	407
Small Company Fund	2,172	5,030	2,665	(321)	4,216	314	(331)	445
Emerging Markets Debt Fund	6,645	278	756	326	6,493	623	(36)	262
Global Bond Fund	35,136	2,098	3,744	796	34,286	3,322	(73)	1,892
International Bond Fund	30,738	1,684	3,342	613	29,693	2,281	(268)	410
U.S. Government Money Market Fund	26,393	1,071	1,863	—	25,601	25,601	—	470
	$439,953	$47,597	$64,429	$3,414	$426,535	59,079	$(633)	$18,508

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Conservative (Amounts in thousands)
Diversified Bond Fund	$265,907	$6,956	$31,155	$12,055	$253,763	23,367	$(1,333)	$6,204
Inflation-Adjusted Bond Fund	90,215	1,735	7,042	2,726	87,634	7,522	(581)	1,735
NT High Income Fund	25,565	1,429	877	(356)	25,761	2,664	(44)	1,430
Short Duration Inflation Protection Bond Fund	63,994	1,019	3,497	923	62,439	6,080	(58)	1,018
Core Equity Plus Fund	27,268	4,831	1,410	(1,776)	28,913	1,938	(65)	2,770
Equity Growth Fund	82,384	35,650	23,840	(3,821)	90,373	2,801	(2,024)	11,171
Growth Fund	71,813	12,143	6,455	(820)	76,681	2,159	869	6,941
Heritage Fund	43,797	6,354	13,295	(1,785)	35,071	1,564	440	6,354
Large Company Value Fund	84,314	15,403	14,515	(975)	84,227	8,169	197	5,117
Mid Cap Value Fund	76,907	7,972	8,008	(7,807)	69,064	4,357	(684)	7,940
NT Disciplined Growth Fund	20,795	2,223	2,168	(1,325)	19,525	1,553	309	2,223
Small Company Fund	15,122	9,818	6,925	(2,454)	15,561	1,160	(338)	1,966
Emerging Markets Debt Fund	24,634	1,021	986	1,206	25,875	2,483	(23)	1,022
Global Bond Fund	89,715	4,866	8,779	2,133	87,935	8,521	(265)	4,866
International Bond Fund	69,538	1,863	4,494	1,234	68,141	5,234	(411)	945
International Growth Fund	79,340	5,827	25,637	(9,556)	49,974	4,282	(338)	4,943
NT Global Real Estate Fund	25,790	621	8,795	1,552	19,168	1,812	(99)	622
NT International Small-Mid Cap Fund	13,604	2,762	395	(2,882)	13,089	1,293	(87)	1,291
NT International Value Fund	54,341	18,015	12,993	(4,894)	54,469	6,197	(903)	1,486
U.S. Government Money Market Fund	76,900	1,380	4,671	—	73,609	73,610	—	1,381
	$1,301,943	$141,888	$185,937	$(16,622)	$1,241,272	166,766	$(5,438)	$71,425

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Moderate (Amounts in thousands)
Core Equity Plus Fund	$81,871	$5,950	$16,841	$(6,843)	$64,137	4,299	$1,465	$5,949
Equity Growth Fund	214,122	25,963	40,079	(14,104)	185,902	5,763	763	21,837
Growth Fund	154,281	19,396	23,438	(5,733)	144,506	4,069	5,405	13,437
Heritage Fund	103,407	17,207	20,793	(2,497)	97,324	4,339	548	17,157
Large Company Value Fund	156,707	18,386	19,904	(1,901)	153,288	14,868	269	8,981
Mid Cap Value Fund	105,931	24,836	3,400	(11,452)	115,915	7,313	(465)	12,862
NT Disciplined Growth Fund	42,021	4,405	3,387	(2,548)	40,491	3,221	611	4,405
Small Company Fund	25,498	31,259	8,087	(6,247)	42,423	3,161	602	4,863
Diversified Bond Fund	281,692	10,723	33,708	12,880	271,587	25,008	(1,638)	6,553
Inflation-Adjusted Bond Fund	95,916	1,838	6,976	3,044	93,822	8,053	(812)	1,838
NT High Income Fund	48,682	2,683	2,503	(674)	48,188	4,983	(122)	2,683
Short Duration Inflation Protection Bond Fund	19,161	303	990	276	18,750	1,826	(16)	302
Emerging Markets Fund	72,528	10,641	12,228	(1,097)	69,844	6,315	(594)	293
International Growth Fund	131,921	10,785	20,666	(16,610)	105,430	9,034	(454)	10,120
NT Global Real Estate Fund	38,828	1,243	3,026	2,986	40,031	3,784	19	1,242
NT International Small-Mid Cap Fund	31,020	15,643	167	(6,677)	39,819	3,935	(38)	3,850
NT International Value Fund	104,237	1,928	33,233	(8,633)	64,299	7,315	(3,819)	1,700
NT Non-U.S. Intrinsic Value Fund	—	45,576	—	(585)	44,991	4,558	—	202
Emerging Markets Debt Fund	37,332	1,538	914	1,823	39,779	3,818	(57)	1,538
Global Bond Fund	95,733	5,105	8,123	2,299	95,014	9,207	(281)	5,105
International Bond Fund	37,884	511	1,121	560	37,834	2,906	(102)	511
U.S. Government Money Market Fund	77,378	1,364	6,770	—	71,972	71,972	—	1,364
	$1,956,150	$257,283	$266,354	$(61,733)	$1,885,346	209,747	$1,284	$126,792

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Aggressive (Amounts in thousands)
Core Equity Plus Fund	$62,741	$5,432	$14,103	$(5,485)	$48,585	3,256	$1,404	$4,503
Equity Growth Fund	132,232	46,202	30,604	(5,459)	142,371	4,413	(3,167)	16,406
Growth Fund	154,773	18,650	30,602	(6,070)	136,751	3,851	5,903	12,728
Heritage Fund	105,468	20,854	27,577	(2,601)	96,144	4,286	963	16,890
Large Company Value Fund	122,952	45,757	19,985	323	149,047	14,456	(49)	8,484
Mid Cap Value Fund	76,478	34,023	6,659	(7,532)	96,310	6,076	(950)	10,535
NT Disciplined Growth Fund	42,945	5,264	6,469	(2,720)	39,020	3,104	914	4,257
Small Company Fund	21,164	31,112	11,604	(4,954)	35,718	2,662	556	4,103
Emerging Markets Fund	83,162	19,948	29,929	(4,458)	68,723	6,214	947	275
International Growth Fund	118,004	14,244	29,353	(14,674)	88,221	7,560	(785)	8,432
NT Global Real Estate Fund	41,072	2,631	12,200	2,897	34,400	3,251	(274)	1,096
NT International Small-Mid Cap Fund	27,700	14,375	2,509	(5,405)	34,161	3,376	(558)	3,382
NT International Value Fund	84,621	4,793	41,752	(5,352)	42,310	4,813	(4,710)	1,105
NT Non-U.S. Intrinsic Value Fund	—	49,412	1,446	(544)	47,422	4,805	(51)	213
Diversified Bond Fund	94,530	6,774	13,826	4,431	91,909	8,463	(585)	2,224
Inflation-Adjusted Bond Fund	40,994	1,991	4,886	1,223	39,322	3,375	(313)	776
NT High Income Fund	62,251	4,906	6,180	(667)	60,310	6,237	(347)	3,379
Short Duration Inflation Protection Bond Fund	13,641	505	1,590	195	12,751	1,242	(29)	213
Emerging Markets Debt Fund	19,929	1,293	1,973	1,005	20,254	1,944	(127)	797
Global Bond Fund	40,917	3,370	5,530	1,056	39,813	3,858	(261)	2,183
U.S. Government Money Market Fund	13,670	562	1,760	—	12,472	12,472	—	238
	$1,359,244	$332,098	$300,537	$(54,791)	$1,336,014	109,714	$(1,519)	$102,219

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Very Aggressive (Amounts in thousands)
Core Equity Plus Fund	$15,703	$1,086	$3,097	$(1,831)	$11,861	795	$799	$1,087
Equity Growth Fund	38,349	4,713	5,543	(2,215)	35,304	1,094	(75)	3,949
Growth Fund	42,503	5,843	6,078	(2,488)	39,780	1,120	2,381	3,651
Heritage Fund	29,061	4,845	6,173	(886)	26,847	1,197	334	4,612
Large Company Value Fund	36,090	5,727	5,488	(338)	35,991	3,491	(8)	2,019
Mid Cap Value Fund	26,009	2,840	1,018	(2,747)	25,084	1,583	(80)	2,723
NT Disciplined Growth Fund	13,347	1,308	1,539	(919)	12,197	970	309	1,308
Small Company Fund	17,971	2,978	3,510	(3,065)	14,374	1,071	(79)	1,543
Emerging Markets Fund	22,992	4,645	2,426	(111)	25,100	2,269	(251)	105
International Growth Fund	33,609	2,941	2,965	(3,913)	29,672	2,543	(248)	2,759
NT Global Real Estate Fund	10,049	285	1,558	716	9,492	897	(44)	285
NT International Small-Mid Cap Fund	9,679	8,244	330	(1,999)	15,594	1,541	(99)	1,523
NT International Value Fund	27,539	369	16,661	(1,289)	9,958	1,133	(1,944)	268
NT Non-U.S. Intrinsic Value Fund	—	17,698	578	(223)	16,897	1,712	(17)	76
	$322,901	$63,522	$56,964	$(21,308)	$308,151	21,416	$978	$25,908

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Conservative
Investor Class
2019	$12.05	0.29	0.32	0.61	(0.29)	(0.18)	(0.47)	$12.19	5.31%	0.00%(4)	2.48%	11%	$425,814
2018	$12.07	0.24	0.14	0.38	(0.24)	(0.16)	(0.40)	$12.05	3.13%	0.01%	2.01%	14%	$439,590
2017	$11.97	0.18	0.18	0.36	(0.17)	(0.09)	(0.26)	$12.07	3.10%	0.00%(4)	1.49%	13%	$442,359
2016	$11.82	0.18	0.38	0.56	(0.17)	(0.24)	(0.41)	$11.97	4.93%	0.00%(4)	1.52%	24%	$410,937
2015	$11.94	0.21	0.03	0.24	(0.20)	(0.16)	(0.36)	$11.82	2.07%	0.00%(4)	1.73%	24%	$381,889
R Class
2019	$12.06	0.21	0.33	0.54	(0.23)	(0.18)	(0.41)	$12.19	4.69%	0.50%	1.98%	11%	$721
2018	$12.08	0.19	0.13	0.32	(0.18)	(0.16)	(0.34)	$12.06	2.61%	0.51%	1.51%	14%	$363
2017	$11.97	0.12	0.19	0.31	(0.11)	(0.09)	(0.20)	$12.08	2.67%	0.50%	0.99%	13%	$129
2016	$11.82	0.11	0.39	0.50	(0.11)	(0.24)	(0.35)	$11.97	4.39%	0.50%	1.02%	24%	$57
2015(5)	$11.97	0.02	(0.15)	(0.13)	(0.02)	—	(0.02)	$11.82	(1.13)%	0.50%(6)	0.40%(6)	24%(7)	$25
One Choice Portfolio: Conservative
Investor Class
2019	$13.90	0.33	0.19	0.52	(0.33)	(0.34)	(0.67)	$13.75	4.25%	0.00%(4)	2.45%	11%	$1,240,425
2018	$13.62	0.28	0.46	0.74	(0.28)	(0.18)	(0.46)	$13.90	5.43%	0.01%	2.01%	8%	$1,301,374
2017	$13.16	0.19	0.65	0.84	(0.20)	(0.18)	(0.38)	$13.62	6.54%	0.00%(4)	1.48%	12%	$1,222,832
2016	$13.66	0.21	0.17	0.38	(0.21)	(0.67)	(0.88)	$13.16	3.13%	0.00%(4)	1.63%	19%	$1,101,058
2015	$13.48	0.24	0.31	0.55	(0.25)	(0.12)	(0.37)	$13.66	4.09%	0.00%(4)	1.77%	22%	$1,026,091

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2019	$13.89	0.25	0.21	0.46	(0.27)	(0.34)	(0.61)	$13.74	3.73%	0.50%	1.95%	11%	$847
2018	$13.61	0.21	0.46	0.67	(0.21)	(0.18)	(0.39)	$13.89	4.90%	0.51%	1.51%	8%	$568
2017	$13.16	0.13	0.63	0.76	(0.13)	(0.18)	(0.31)	$13.61	5.93%	0.50%	0.98%	12%	$290
2016	$13.65	0.13	0.20	0.33	(0.15)	(0.67)	(0.82)	$13.16	2.68%	0.50%	1.13%	19%	$88
2015(5)	$13.81	0.01	(0.16)	(0.15)	(0.01)	—	(0.01)	$13.65	(1.06)%	0.50%(6)	0.28%(6)	22%(7)	$25
One Choice Portfolio: Moderate
Investor Class
2019	$16.11	0.35	0.14	0.49	(0.35)	(0.58)	(0.93)	$15.67	3.81%	0.00%(4)	2.28%	14%	$1,881,575
2018	$15.41	0.32	0.89	1.21	(0.32)	(0.19)	(0.51)	$16.11	7.95%	0.01%	2.02%	8%	$1,953,345
2017	$14.53	0.21	1.21	1.42	(0.21)	(0.33)	(0.54)	$15.41	10.09%	0.00%(4)	1.44%	15%	$1,841,820
2016	$15.48	0.25	(0.06)	0.19	(0.26)	(0.88)	(1.14)	$14.53	1.62%	0.00%(4)	1.75%	11%	$1,662,962
2015	$14.96	0.29	0.55	0.84	(0.30)	(0.02)	(0.32)	$15.48	5.66%	0.00%(4)	1.91%	20%	$1,631,785
R Class
2019	$16.10	0.26	0.16	0.42	(0.28)	(0.58)	(0.86)	$15.66	3.29%	0.50%	1.78%	14%	$3,770
2018	$15.41	0.24	0.88	1.12	(0.24)	(0.19)	(0.43)	$16.10	7.34%	0.51%	1.52%	8%	$2,804
2017	$14.53	0.13	1.22	1.35	(0.14)	(0.33)	(0.47)	$15.41	9.54%	0.50%	0.94%	15%	$1,677
2016	$15.47	0.19	(0.07)	0.12	(0.18)	(0.88)	(1.06)	$14.53	1.17%	0.50%	1.25%	11%	$633
2015(5)	$15.63	0.02	(0.16)	(0.14)	(0.02)	—	(0.02)	$15.47	(0.92)%	0.50%(6)	0.28%(6)	20%(7)	$28

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Aggressive
Investor Class
2019	$17.44	0.36	0.07	0.43	(0.36)	(0.69)	(1.05)	$16.82	3.53%	0.00%(4)	2.17%	23%	$1,333,116
2018	$16.39	0.34	1.27	1.61	(0.32)	(0.24)	(0.56)	$17.44	9.97%	0.01%	1.99%	11%	$1,357,007
2017	$15.15	0.21	1.67	1.88	(0.22)	(0.42)	(0.64)	$16.39	12.88%	0.00%(4)	1.39%	18%	$1,223,445
2016	$16.90	0.26	(0.23)	0.03	(0.27)	(1.51)	(1.78)	$15.15	0.69%	0.00%(4)	1.76%	12%	$1,090,739
2015	$16.30	0.31	0.89	1.20	(0.37)	(0.23)	(0.60)	$16.90	7.44%	0.00%(4)	1.87%	29%	$1,099,057
R Class
2019	$17.41	0.26	0.08	0.34	(0.28)	(0.69)	(0.97)	$16.78	2.94%	0.50%	1.67%	23%	$2,898
2018	$16.36	0.26	1.27	1.53	(0.24)	(0.24)	(0.48)	$17.41	9.43%	0.51%	1.49%	11%	$2,237
2017	$15.12	0.13	1.67	1.80	(0.14)	(0.42)	(0.56)	$16.36	12.33%	0.50%	0.89%	18%	$1,457
2016	$16.87	0.16	(0.21)	(0.05)	(0.19)	(1.51)	(1.70)	$15.12	0.16%	0.50%	1.26%	12%	$386
2015(5)	$17.01	0.01	(0.15)	(0.14)	—	—	—	$16.87	(0.82)%	0.50%(6)	0.23%(6)	29%(7)	$25
One Choice Portfolio: Very Aggressive
Investor Class
2019	$19.07	0.30	(0.14)	0.16	(0.31)	(0.93)	(1.24)	$17.99	2.10%	0.00%(4)	1.70%	19%	$305,967
2018	$17.53	0.32	1.88	2.20	(0.33)	(0.33)	(0.66)	$19.07	12.68%	0.01%	1.70%	8%	$321,525
2017	$15.83	0.17	2.25	2.42	(0.15)	(0.57)	(0.72)	$17.53	15.85%	0.00%(4)	1.03%	11%	$288,436
2016	$18.47	0.23	(0.42)	(0.19)	(0.37)	(2.08)	(2.45)	$15.83	(0.44)%	0.00%(4)	1.47%	11%	$254,676
2015	$17.28	0.31	1.21	1.52	(0.33)	—	(0.33)	$18.47	8.87%	0.00%(4)	1.72%	42%	$268,772

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2019	$19.04	0.20	(0.12)	0.08	(0.23)	(0.93)	(1.16)	$17.96	1.58%	0.50%	1.20%	19%	$2,184
2018	$17.50	0.20	1.90	2.10	(0.23)	(0.33)	(0.56)	$19.04	12.13%	0.51%	1.20%	8%	$1,376
2017	$15.81	0.08	2.24	2.32	(0.06)	(0.57)	(0.63)	$17.50	15.21%	0.50%	0.53%	11%	$619
2016	$18.44	0.13	(0.40)	(0.27)	(0.28)	(2.08)	(2.36)	$15.81	(0.92)%	0.50%	0.97%	11%	$114
2015(5)	$18.59	(0.01)	(0.14)	(0.15)	—	—	—	$18.44	(0.81)%	0.50%(6)	(0.18)%(6)	42%(7)	$30

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Ratio was less than 0.005%.

(5)	March 20, 2015 (commencement of sale) through July 31, 2015.

(6)	Annualized.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2015.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of American Century Asset Allocation Portfolios, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of One Choice® Portfolio: Very Conservative, One Choice® Portfolio: Conservative, One Choice® Portfolio: Moderate, One Choice® Portfolio: Aggressive, and One Choice® Portfolio: Very Aggressive, five of the portfolios comprising American Century Asset Allocation Portfolios, Inc. (the “Funds”), including the schedules of investments, as of July 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2019, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Kansas City, Missouri
September 18, 2019

We have served as the auditor of one or more American Century investment companies since 1997.

38

Management

The Board of Directors

The individuals listed below serve as directors of the funds. Each director will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for directors who are not “interested persons,” as that term is defined in the Investment Company Act (independent directors). Independent directors shall retire by December 31 of the year in which they reach their 75th birthday.
Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other directors (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The directors serve in this capacity for seven (in the case of Jonathan S. Thomas, 16; and Stephen E. Yates, 8) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the directors. The mailing address for each director is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Thomas W. Bunn (1953)	Director	Since 2017	Retired	67	SquareTwo Financial; Barings (formerly Babson Capital Funds Trust) (2013 to 2016)
Chris H. Cheesman (1962)	Director	Since 2019	Retired. Senior Vice President & Chief Audit Executive, AllianceBernstein (1999 to 2018)	67	None
Barry Fink (1955)	Director	Since 2012 (independent since 2016)	Retired	67	None
Rajesh K. Gupta (1960)	Director	Since 2019	Partner Emeritus, SeaCrest Investment Management and SeaCrest Wealth Management (2019 to Present); Chief Executive Officer and Chief Investment Officer, SeaCrest Investment Management (2006 to 2019); Chief Executive Officer and Chief Investment Officer, SeaCrest Wealth Management (2008 to 2019)	67	None

39

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Lynn Jenkins (1963)	Director	Since 2019	United States Representative, U.S. House of Representatives (2009 to 2018)	67	MGP Ingredients, Inc.
Jan M. Lewis (1957)	Director	Since 2011	Retired	67	None
John R. Whitten (1946)	Director	Since 2008	Retired	67	Rudolph Technologies, Inc.
Stephen E. Yates (1948)	Director and Chairman of the Board	Since 2012 (Chairman since 2018)	Retired	72	None
Interested Director
Jonathan S. Thomas (1963)	Director and President	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	117	BioMed Valley Discoveries, Inc.

The Statement of Additional Information has additional information about the funds' directors and is available without charge, upon request, by calling 1-800-345-2021.

40

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each officer listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Director and President since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014
Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (1994 to present); Vice President, ACC (2005 to present); General Counsel, ACC (2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

41

Approval of Management Agreement

At a meeting held on June 26, 2019, the Funds’ Board of Directors (the “Board) unanimously approved the renewal of the management agreements pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each of the Funds. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of each Fund’s management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Funds and the services provided to the Funds by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of each Fund’s management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided by the Advisor to each Fund;

•	the wide range of other programs and services provided and to be provided to each Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of each Fund, including data comparing each Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning each Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Funds’ service providers;

•	financial data showing the cost of services provided to each Fund and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Funds and other accounts;

•	services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Funds and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Funds.

The Directors held three in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also reviewed responses to supplemental information requests provided by the Directors to the Advisor and held active discussions with the Advisor regarding the renewal of the management agreements. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approvals. They determined that the information was sufficient for them to evaluate each Fund’s management agreement. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding

42

to renew the management agreements, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreements, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that under the management agreements, the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	constructing and designing each Fund

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of each Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified with respect to a fund, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The performance for One Choice Portfolio: Very Conservative was above the fund's benchmark for the three-, five- and ten-year periods and below the fund's benchmark for the one-year period reviewed by the Board. The performance for One Choice Portfolio: Conservative and One Choice Portfolio: Moderate was above each fund's benchmark for the five- and ten-year periods and below each fund's benchmark for the one- and three-year periods reviewed by the Board. The performance for One Choice Portfolio: Aggressive was above the fund's benchmark for the five-year period and below the fund's benchmark for the one-, three- and ten-year periods reviewed by the Board. The performance for One Choice Portfolio: Very Aggressive was at the fund's benchmark for the five-year period and below the fund's benchmark for the one-, three- and ten-year periods reviewed by the Board. The Board, directly and through its Fund Performance Review Committee, regularly reviews the investment management services of the Advisor. Taking all of these factors into consideration, the Board found the investment

43

management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreements.

Shareholder and Other Services. Under the management agreements, the Advisor provides the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreements to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the Funds’ management agreements, and the reasonableness of the current management agreements. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The Funds invest their non-cash assets entirely in other American Century Investments funds. The Funds do not pay an investment advisory fee to the Advisor. Rather, each Fund bears its pro rata share of the expenses incurred by the underlying funds. Each underlying fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the fund’s independent directors (including their independent legal counsel), as well as expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. The Board concluded that the underlying fund expenses incurred by each Fund were reasonable in light of the services provided to each Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response

44

thereto. These payments include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Funds were made pursuant to each Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Funds on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management agreements between the Funds and the Advisor were fair and reasonable in light of the services provided and should be renewed.

45

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on the “About Us” page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The funds’ Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

46

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2019.

For corporate taxpayers, the funds hereby designate the following, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended July 31, 2019 as qualified for the corporate dividends received deduction.

One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
$1,495,204	$6,110,996	$11,572,233	$9,805,381	$2,565,929

The funds hereby designate the following as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended July 31, 2019.

One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
$718,317	$1,333,875	$2,624,123	$2,277,962	$657,450

The funds hereby designate the following, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended July 31, 2019.

One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
$6,209,533	$29,401,219	$65,504,503	$51,502,501	$14,543,830

For the fiscal year ended July 31, 2019, the funds intend to pass through to shareholders the following foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
One Choice Portfolio: Very Conservative	—	—	—	—
One Choice Portfolio: Conservative	$306,037	$0.0034	$2,452,239	$0.0272
One Choice Portfolio: Moderate	$443,271	$0.0037	$3,635,682	$0.0302
One Choice Portfolio: Aggressive	$325,714	$0.0041	$2,692,409	$0.0339
One Choice Portfolio: Very Aggressive	$96,200	$0.0056	$825,904	$0.0482

The funds utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization).

One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
$821,145	—	—	—	—

47

Notes

48

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Services for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-93180 1909

Annual Report

July 31, 2019

One Choice® In Retirement Portfolio	One Choice® 2040 Portfolio
Investor Class (ARTOX)	Investor Class (ARDVX)
I Class (ATTIX)	I Class (ARDSX)
A Class (ARTAX)	A Class (ARDMX)
C Class (ATTCX)	C Class (ARNOX)
R Class (ARSRX)	R Class (ARDRX)
R6 Class (ARDTX)	R6 Class (ARDUX)
One Choice® 2020 Portfolio	One Choice® 2045 Portfolio
Investor Class (ARBVX)	Investor Class (AROIX)
I Class (ARBSX)	I Class (AOOIX)
A Class (ARBMX)	A Class (AROAX)
C Class (ARNCX)	C Class (AROCX)
R Class (ARBRX)	R Class (ARORX)
R6 Class (ARBDX)	R6 Class (ARDOX)
One Choice® 2025 Portfolio	One Choice® 2050 Portfolio
Investor Class (ARWIX)	Investor Class (ARFVX)
I Class (ARWFX)	I Class (ARFSX)
A Class (ARWAX)	A Class (ARFMX)
C Class (ARWCX)	C Class (ARFDX)
R Class (ARWRX)	R Class (ARFWX)
R6 Class (ARWDX)	R6 Class (ARFEX)
One Choice® 2030 Portfolio	One Choice® 2055 Portfolio
Investor Class (ARCVX)	Investor Class (AREVX)
I Class (ARCSX)	I Class (ARENX)
A Class (ARCMX)	A Class (AREMX)
C Class (ARWOX)	C Class (AREFX)
R Class (ARCRX)	R Class (AREOX)
R6 Class (ARCUX)	R6 Class (AREUX)
One Choice® 2035 Portfolio	One Choice® 2060 Portfolio
Investor Class (ARYIX)	Investor Class (ARGVX)
I Class (ARLIX)	I Class (ARGNX)
A Class (ARYAX)	A Class (ARGMX)
C Class (ARLCX)	C Class (ARGHX)
R Class (ARYRX)	R Class (ARGRX)
R6 Class (ARLDX)	R6 Class (ARGDX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the funds' shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the funds or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended July 31, 2019. Annual reports help convey important details about fund returns, including market factors that affected performance. For additional investment and market insights, please visit our website, americancentury.com.

Stocks Advanced Amid Volatile Climate

Most broad U.S. and global stock indices ended the year with gains. However, these positive results masked wide performance swings. For example, U.S. stocks, as measured by the S&P 500 Index, returned -3.00% in the first half of the period and 11.32% in the second half, leaving the index up 7.99% for the 12 months. Global stocks, as measured by the MSCI All Country World Index, returned -4.71% in the first half, 8.04% in the second half and 2.95% overall. For fixed-income securities, the path to positive performance was smoother, and U.S. and global bonds gained 8.08% and 5.73%, respectively, for the 12 months, according to the Bloomberg Barclays U.S. Aggregate Bond and Global Aggregate Bond indices.

Fed’s Flip Fueled Investor Optimism

Early in the period, mounting concerns about slowing global economic and earnings growth, tariffs and Federal Reserve (Fed) policy soured investor sentiment. After raising rates in September, the Fed hiked again in December and delivered a surprisingly bullish rate-hike outlook that fueled a steep sell-off among riskier assets. Meanwhile, the risk-off climate sparked a flight to quality, and government bond yields plunged.

A key policy pivot from the Fed helped improve investor sentiment beginning in early 2019. The central bank abruptly ended its rate-hike campaign and adopted a dovish tone amid moderating global growth and inflation. Additionally, investors’ worst-case fears about growth, trade and corporate earnings generally eased, which also aided stocks. At the same time, government bond yields continued to fall on moderating global growth data, muted inflation and accommodative central bank policy, including the Fed’s July rate cut. This backdrop supported continued gains for bonds and other interest rate-sensitive assets.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth and trade trends, central bank policy and geopolitical developments. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of July 31, 2019
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice In Retirement Portfolio
Investor Class	ARTOX	4.55%	4.61%	6.88%	—	8/31/04
S&P Target Date Retirement Income Index	—	5.26%	4.19%	5.72%	—	—
I Class	ATTIX	4.84%	4.82%	7.10%	—	8/31/04
A Class	ARTAX					8/31/04
No sales charge		4.36%	4.36%	6.62%	—
With sales charge		-1.63%	3.14%	5.99%	—
C Class	ATTCX	3.50%	3.57%	—	5.39%	3/1/10
R Class	ARSRX	4.11%	4.10%	6.35%	—	8/31/04
R6 Class	ARDTX	5.00%	4.96%	—	5.53%	10/23/17
Average annual returns since inception are presented when ten years of performance history is not available. Fund returns would have been lower if a portion of the fees had not been waived. Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice In Retirement Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice In Retirement Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2019
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2020 Portfolio
Investor Class	ARBVX	4.51%	4.83%	7.49%	—	5/30/08
S&P Target Date To 2020 Index	—	4.77%	4.91%	7.16%	—	—
I Class	ARBSX	4.72%	5.04%	7.70%	—	5/30/08
A Class	ARBMX					5/30/08
No sales charge		4.32%	4.59%	7.23%	—
With sales charge		-1.70%	3.35%	6.59%	—
C Class	ARNCX	3.52%	3.79%	—	5.88%	3/1/10
R Class	ARBRX	3.98%	4.31%	6.96%	—	5/30/08
R6 Class	ARBDX	4.89%	5.16%	—	5.83%	10/23/17
Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived. Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2020 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2020 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2019
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2025 Portfolio
Investor Class	ARWIX	4.47%	5.17%	7.95%	—	8/31/04
S&P Target Date To 2025 Index	—	4.50%	5.38%	7.83%	—	—
I Class	ARWFX	4.75%	5.40%	8.17%	—	8/31/04
A Class	ARWAX					8/31/04
No sales charge		4.21%	4.91%	7.68%	—
With sales charge		-1.77%	3.67%	7.05%	—
C Class	ARWCX	3.48%	4.14%	—	6.30%	3/1/10
R Class	ARWRX	3.94%	4.66%	7.41%	—	8/31/04
R6 Class	ARWDX	4.86%	5.52%	—	6.26%	10/23/17
Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived. Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2025 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2025 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2019
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2030 Portfolio
Investor Class	ARCVX	4.38%	5.57%	8.47%	—	5/30/08
S&P Target Date To 2030 Index	—	4.06%	5.82%	8.46%	—	—
I Class	ARCSX	4.59%	5.79%	8.67%	—	5/30/08
A Class	ARCMX					5/30/08
No sales charge		4.12%	5.30%	8.18%	—
With sales charge		-1.89%	4.05%	7.54%	—
C Class	ARWOX	3.31%	4.52%	—	6.74%	3/1/10
R Class	ARCRX	3.85%	5.05%	7.91%	—	5/30/08
R6 Class	ARCUX	4.74%	5.91%	—	6.66%	10/23/17

Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived. Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2030 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2030 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2019
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2035 Portfolio
Investor Class	ARYIX	4.06%	5.94%	9.02%	—	8/31/04
S&P Target Date To 2035 Index	—	3.59%	6.12%	8.96%	—	—
I Class	ARLIX	4.33%	6.16%	9.23%	—	8/31/04
A Class	ARYAX					8/31/04
No sales charge		3.92%	5.69%	8.75%	—
With sales charge		-2.03%	4.44%	8.11%	—
C Class	ARLCX	3.13%	4.90%	—	7.25%	3/1/10
R Class	ARYRX	3.60%	5.42%	8.47%	—	8/31/04
R6 Class	ARLDX	4.46%	6.30%	—	7.10%	10/23/17
Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived. Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2035 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2035 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2019
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2040 Portfolio
Investor Class	ARDVX	3.92%	6.35%	9.55%	—	5/30/08
S&P Target Date To 2040 Index	—	3.31%	6.48%	9.45%	—	—
I Class	ARDSX	4.13%	6.56%	9.78%	—	5/30/08
A Class	ARDMX					5/30/08
No sales charge		3.73%	6.08%	9.29%	—
With sales charge		-2.24%	4.84%	8.65%	—
C Class	ARNOX	2.94%	5.30%	—	7.74%	3/1/10
R Class	ARDRX	3.47%	5.82%	9.01%	—	5/30/08
R6 Class	ARDUX	4.35%	6.69%	—	7.58%	10/23/17

Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived. Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2040 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2040 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2019
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2045 Portfolio
Investor Class	AROIX	3.78%	6.72%	9.96%	—	8/31/04
S&P Target Date To 2045 Index	—	3.24%	6.67%	9.81%	—	—
I Class	AOOIX	3.99%	6.94%	10.18%	—	8/31/04
A Class	AROAX					8/31/04
No sales charge		3.51%	6.45%	9.69%	—
With sales charge		-2.44%	5.20%	9.04%	—
C Class	AROCX	2.77%	5.67%	—	8.14%	3/1/10
R Class	ARORX	3.30%	6.20%	9.42%	—	8/31/04
R6 Class	ARDOX	4.13%	7.09%	—	8.00%	10/23/17

Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived. Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2045 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2045 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2019
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2050 Portfolio
Investor Class	ARFVX	3.66%	6.96%	10.20%	—	5/30/08
S&P Target Date To 2050 Index	—	3.13%	6.79%	10.02%	—	—
I Class	ARFSX	3.94%	7.18%	10.43%	—	5/30/08
A Class	ARFMX					5/30/08
No sales charge		3.47%	6.69%	9.92%	—
With sales charge		-2.46%	5.44%	9.28%	—
C Class	ARFDX	2.67%	5.91%	—	8.36%	3/1/10
R Class	ARFWX	3.20%	6.44%	9.65%	—	5/30/08
R6 Class	ARFEX	4.06%	7.32%	—	8.23%	10/23/17

Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived. Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2050 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2050 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2019
			Average Annual Returns
	Ticker Symbol	1 year	5 years	Since Inception	Inception Date
One Choice 2055 Portfolio
Investor Class	AREVX	3.51%	7.08%	8.41%	3/31/11
S&P Target Date To 2055 Index	—	2.96%	6.89%	8.08%	—
I Class	ARENX	3.73%	7.29%	8.62%	3/31/11
A Class	AREMX				3/31/11
No sales charge		3.25%	6.82%	8.13%
With sales charge		-2.70%	5.57%	7.37%
C Class	AREFX	2.47%	6.01%	7.33%	3/31/11
R Class	AREOX	2.99%	6.55%	7.87%	3/31/11
R6 Class	AREUX	3.88%	7.44%	8.38%	10/23/17

Fund returns would have been lower if a portion of the fees had not been waived.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2055 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2055 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2019
			Average Annual Returns
	Ticker Symbol	1 year	Since Inception	Inception Date
One Choice 2060 Portfolio
Investor Class	ARGVX	3.50%	9.79%	9/30/15
S&P Target Date To 2060+ Index	—	3.08%	10.41%	—
I Class	ARGNX	3.70%	10.02%	9/30/15
A Class	ARGMX			9/30/15
No sales charge		3.24%	9.51%
With sales charge		-2.72%	7.84%
C Class	ARGHX	2.47%	8.71%	9/30/15
R Class	ARGRX	2.98%	9.25%	9/30/15
R6 Class	ARGDX	3.85%	10.14%	10/23/17

Fund returns would have been lower if a portion of the fees had not been waived.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2060 Portfolio R6. Such historical performance began on September 30, 2015. The R6 Class of the fund acquired all of the assets of the One Choice 2060 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Growth of $10,000 Over 10 Years of One Choice In Retirement Portfolio — Investor Class
$10,000 investment made July 31, 2009
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2019
Investor Class — $19,460

S&P Target Date Retirement Income Index — $17,443

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Growth of $10,000 Over 10 Years of One Choice 2020 Portfolio — Investor Class
$10,000 investment made July 31, 2009
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2019
Investor Class — $20,597

S&P Target Date To 2020 Index — $19,969

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Growth of $10,000 Over 10 Years of One Choice 2025 Portfolio — Investor Class
$10,000 investment made July 31, 2009
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2019
Investor Class — $21,493

S&P Target Date To 2025 Index — $21,264

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Growth of $10,000 Over 10 Years of One Choice 2030 Portfolio — Investor Class
$10,000 investment made July 31, 2009
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2019
Investor Class — $22,548

S&P Target Date To 2030 Index — $22,530

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Growth of $10,000 Over 10 Years of One Choice 2035 Portfolio — Investor Class
$10,000 investment made July 31, 2009
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2019
Investor Class — $23,723

S&P Target Date To 2035 Index — $23,602

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Growth of $10,000 Over 10 Years of One Choice 2040 Portfolio — Investor Class
$10,000 investment made July 31, 2009
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2019
Investor Class — $24,911

S&P Target Date To 2040 Index — $24,684

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Growth of $10,000 Over 10 Years of One Choice 2045 Portfolio — Investor Class
$10,000 investment made July 31, 2009
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2019
Investor Class — $25,853

S&P Target Date To 2045 Index — $25,515

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Growth of $10,000 Over 10 Years of One Choice 2050 Portfolio — Investor Class
$10,000 investment made July 31, 2009
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2019
Investor Class — $26,424

S&P Target Date To 2050 Index — $25,998

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Growth of $10,000 Over Life of One Choice 2055 Portfolio — Investor Class
$10,000 investment made March 31, 2011
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2019
Investor Class — $19,609

S&P Target Date To 2055 Index — $19,117

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Growth of $10,000 Over Life of One Choice 2060 Portfolio — Investor Class
$10,000 investment made September 30, 2015
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2019
Investor Class — $14,308

S&P Target Date To 2060+ Index — $14,619

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Annual Fund Operating Expenses
	Investor Class	I Class	A Class	C Class	R Class	R6 Class
One Choice In Retirement Portfolio	0.80%	0.62%	1.05%	1.80%	1.30%	0.55%
One Choice 2020 Portfolio	0.80%	0.62%	1.05%	1.80%	1.30%	0.55%
One Choice 2025 Portfolio	0.83%	0.65%	1.08%	1.83%	1.33%	0.57%
One Choice 2030 Portfolio	0.86%	0.67%	1.11%	1.86%	1.36%	0.59%
One Choice 2035 Portfolio	0.89%	0.70%	1.14%	1.89%	1.39%	0.61%
One Choice 2040 Portfolio	0.92%	0.73%	1.17%	1.92%	1.42%	0.64%
One Choice 2045 Portfolio	0.95%	0.75%	1.20%	1.95%	1.45%	0.66%
One Choice 2050 Portfolio	0.98%	0.78%	1.23%	1.98%	1.48%	0.68%
One Choice 2055 Portfolio	0.99%	0.79%	1.24%	1.99%	1.49%	0.69%
One Choice 2060 Portfolio	1.00%	0.80%	1.25%	2.00%	1.50%	0.69%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Portfolio Commentary

Portfolio Managers: Rich Weiss, Scott Wilson, Radu Gabudean and Vidya Rajappa

During the period, David MacEwen left the portfolio management team.

Performance Summary

Each of the 10 One Choice® Target Date Portfolios had positive returns for the fiscal year ended July 31, 2019, ranging from 4.55%* for the One Choice In Retirement Portfolio to 3.50% for the One Choice 2060 Portfolio. (See pages 3-17 for more detailed performance information.) Positive returns for the 12 months were largely provided by exposure to U.S. equity market performance. Both U.S. and non-U.S. bond allocations also contributed meaningfully to results during the year, largely due to a falling interest rate environment. However, many non-U.S. equity markets delivered negative results during the period, providing a headwind to returns for portfolios with non-U.S. equity exposure.

Because of the portfolios’ strategic exposure to a variety of asset classes, a review of the financial market helps explain much of their performance.

Market Overview

The first several months of the fiscal year yielded healthy returns across most major global indices. However, financial market volatility picked up in the fall of 2018 as concerns about tariffs, trade tensions and the sustainability of economic growth resurfaced. A primary concern was the possibility that the U.S. Federal Reserve (the Fed) might continue to raise rates in excess of market expectations. In that environment, equity markets fell through December. In January, Fed Chairman Jerome Powell made comments which reassured investors, promising that the Fed would be cautious and patient with future increases, and would work to support economic growth. Central banks around the world also pledged to provide stimulus, if necessary, to aid continued economic expansion. In January, equity markets recovered. However, pockets of volatility prevailed throughout the remainder of the period, mainly due to trade disputes between the U.S. and China, which many fear would have a dampening effect on global economic growth. Amid the more challenging economic environment, corporate profit growth also slowed, with the companies in the S&P 500 Index reporting negative earnings growth for the first two quarters of 2019.

Against a backdrop of slowing global growth, stagnant corporate profits, trade difficulties and shifting central bank policies, global equity markets produced mixed results. Most major indices within the U.S. gained, ending the period at or near record highs. Meanwhile, many non-U.S. markets lost ground. In the U.S., large-cap companies outperformed their mid- and small-cap counterparts, and growth beat value across stocks of all sizes, according to the Russell family of indices. Small-cap stocks were the only major segment of the U.S. equity market to experience a negative return during the 12 months. Developed non-U.S. stocks mildly underperformed emerging markets, but both delivered a negative return and trailed U.S. equities. For the year, the S&P 500 Index’s gain of 7.99% dwarfed the -2.18% loss of the MSCI Emerging Markets Index and the -2.60% return of the MSCI EAFE Index.

*All fund returns referenced in this commentary are for Investor Class shares. Fund returns would have been lower if a portion of the fees had not been waived. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the fund’s benchmark, other share classes may not. See pages 3-12 for returns for all share classes.

Within fixed-income investments, the Fed increased its target overnight lending range twice during the first half of the period; once in September and once in December. On the final day of July 2019, the Fed decreased the range by 25 basis points, ending the 12-month period at 2.00%-2.25%. Worries about slower economic growth and volatility in equity markets supported demand for longer-term U.S. Treasury bonds, with the benchmark 10-year Treasury yield falling and finishing the fiscal year just above 2.00%. (When bond yields fall, prices rise, and vice versa.) Investment-grade U.S. corporate debt generally outperformed other spread sectors of the market, although U.S. high-yield and non-U.S. debt also produced strong returns. The Bloomberg Barclays U.S. High Yield 2.00% Issuer Capped Bond Index gained 6.91%, while the Bloomberg Barclays U.S. Aggregate Bond Index returned 8.08%, and the Bloomberg Barclays Global Aggregate Bond Index (Unhedged) returned 5.73%.

Fund Information

Each One Choice Target Date Portfolio is a fund of funds that invests in other American Century Investments mutual funds to achieve its investment objective and target asset allocation. (See pages 22-23 for the specific underlying fund allocations for each Portfolio.) A portfolio’s target date is the approximate year when investors plan to retire and likely would stop making new investments in the fund. One Choice In Retirement Portfolio is generally intended for investors near, at or in retirement. There is no guarantee that an investment in any of the funds will provide adequate income at or through an investor’s retirement.

Each target-date Portfolio seeks the highest total return consistent with its asset mix. Over time, the asset mix and weightings are adjusted to be more conservative. In general, as the target year approaches, each Portfolio’s allocation becomes more conservative by decreasing the allocation to stock funds and increasing the allocation to bond and money market funds. By the time each Portfolio reaches its target date, its target asset mix will become fixed and match that of One Choice In Retirement Portfolio, which seeks current income and capital appreciation.

Portfolio Performance

All One Choice Portfolios except the In Retirement, 2020 and 2025 Portfolios outperformed their respective S&P "Target Date To" benchmark indices, largely because of asset allocation effects.

All U.S. equity sleeves across the portfolios generated positive absolute returns, with the exception of the U.S. small-cap core portfolio. Growth-oriented shares contributed most to performance. Across all portfolios, NT Growth Fund, NT Equity Growth Fund and NT Heritage Fund were leading absolute contributors to gains. In addition, all U.S. and non-U.S. fixed-income funds, as well as NT Global Real Estate Fund, produced positive results. Emerging Markets Debt Fund, Global Bond Fund and NT Diversified Bond Fund performed best in the fixed-income allocation. Conversely, all non-U.S. equity portfolios with the exception of NT Global Real Estate Fund produced negative absolute returns for the 12 months.

On a relative basis, NT Heritage Fund and NT Global Real Estate Fund were notable contributors, while NT International Small-Mid Cap Fund and NT Small Company Fund lagged their benchmarks by a wide margin.

Dynamic Risk Management Process

We actively manage equity exposure with the goal of providing a better balance of risks. We believe that the sharp swings in volatility during the fiscal year validate our strategic approach, which is to address a balance of risks for investors whenever they are in their investing lifecycle. At period-end, we are adhering to our broadly diversified, strategic allocations all across the glide path, which are intended to maximize risk-adjusted performance. We will continue to monitor these allocations carefully and thoughtfully for our clients using our dynamic risk management process, which is based on proprietary signals that pull from macroeconomic data, valuation models, technical signals and volatility readings.

A Look Ahead

We have a cautious outlook for growth, as several major components of U.S. growth forecasts have been declining, including industrial production, disposable income and corporate profits. In addition, rising tariffs and ongoing trade disputes between the U.S. and many leading economies act as an additional drag on growth. Despite this uncertainty, unemployment remains historically low, and sharply lower interest rates should ultimately provide a boost to the economy. What’s more, the U.S. economy remains attractive on a relative basis, as most other countries are expected to expand at a slower pace. It should also be noted that we do not feel that a U.S. recession is on the immediate horizon. Add it all up, and with stock market volatility increasing, trade concerns a wild card and the late stage of the economic cycle, we believe investor expectations should probably be more muted regarding financial market returns going forward.

Portfolio Characteristics

Underlying Fund Allocations(1) as a % of net assets as of July 31, 2019
	One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Equity
NT Core Equity Plus Fund	2.7%	2.7%	2.8%	2.9%	3.0%
NT Disciplined Growth Fund	1.7%	1.8%	2.0%	2.2%	2.4%
NT Equity Growth Fund	8.0%	8.0%	8.3%	8.5%	8.8%
NT Growth Fund	5.1%	5.2%	5.9%	6.5%	7.2%
NT Heritage Fund	1.9%	1.9%	2.5%	3.2%	4.2%
NT Large Company Value Fund	9.1%	9.1%	9.3%	9.4%	9.8%
NT Mid Cap Value Fund	4.1%	4.1%	4.8%	5.5%	6.0%
NT Small Company Fund	1.9%	1.9%	2.1%	2.3%	2.5%
NT Emerging Markets Fund	—	0.1%	0.8%	1.9%	3.3%
NT Global Real Estate Fund	1.0%	1.0%	1.2%	1.4%	1.7%
NT International Growth Fund	4.2%	4.2%	4.6%	4.9%	5.3%
NT International Small-Mid Cap Fund	0.5%	0.5%	0.9%	1.3%	1.7%
NT International Value Fund	4.6%	4.6%	4.4%	4.1%	3.7%
NT Non-U.S. Intrinsic Value Fund	—	0.1%	0.6%	1.3%	2.0%
Total Equity	44.8%	45.2%	50.2%	55.4%	61.6%
Fixed Income
Inflation-Adjusted Bond Fund	3.0%	3.2%	4.1%	4.5%	3.8%
NT Diversified Bond Fund	20.4%	20.3%	19.1%	17.9%	15.9%
NT High Income Fund	3.4%	3.4%	3.8%	4.0%	3.8%
Short Duration Inflation Protection Bond Fund	7.1%	6.8%	4.3%	2.3%	0.7%
Emerging Markets Debt Fund	1.2%	1.2%	1.7%	2.0%	2.1%
Global Bond Fund	7.9%	7.9%	7.4%	7.0%	6.3%
International Bond Fund	2.2%	2.2%	2.1%	1.9%	0.8%
Total Fixed Income	45.2%	45.0%	42.5%	39.6%	33.4%
U.S. Government Money Market Fund	10.0%	9.8%	7.3%	5.0%	5.0%
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)

(1)	Underlying fund investments represent G Class.

(2)	Category is less than 0.05% of total net assets.

Underlying Fund Allocations(1) as a % of net assets as of July 31, 2019
	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Equity
NT Core Equity Plus Fund	3.1%	3.4%	3.6%	3.7%	3.8%
NT Disciplined Growth Fund	2.6%	2.9%	3.1%	3.1%	3.2%
NT Equity Growth Fund	9.1%	10.0%	10.7%	11.1%	11.3%
NT Growth Fund	7.7%	8.4%	9.1%	9.4%	9.6%
NT Heritage Fund	5.4%	5.8%	6.3%	6.5%	6.7%
NT Large Company Value Fund	10.3%	11.3%	12.2%	12.5%	12.9%
NT Mid Cap Value Fund	6.5%	7.1%	7.7%	7.9%	8.2%
NT Small Company Fund	2.7%	2.9%	3.2%	3.3%	3.3%
NT Emerging Markets Fund	4.9%	5.3%	5.7%	5.9%	6.1%
NT Global Real Estate Fund	2.0%	2.2%	2.4%	2.5%	2.6%
NT International Growth Fund	5.6%	6.1%	6.6%	6.8%	7.0%
NT International Small-Mid Cap Fund	2.1%	2.3%	2.5%	2.6%	2.6%
NT International Value Fund	3.4%	3.4%	3.4%	3.5%	3.5%
NT Non-U.S. Intrinsic Value Fund	2.5%	3.1%	3.6%	3.8%	4.0%
Total Equity	67.9%	74.2%	80.1%	82.6%	84.8%
Fixed Income
Inflation-Adjusted Bond Fund	2.7%	2.4%	2.0%	1.7%	1.5%
NT Diversified Bond Fund	13.7%	11.8%	9.9%	8.7%	7.6%
NT High Income Fund	3.4%	2.9%	2.5%	2.2%	1.9%
Emerging Markets Debt Fund	2.0%	1.8%	1.5%	1.3%	1.2%
Global Bond Fund	5.5%	4.7%	4.0%	3.5%	3.0%
Total Fixed Income	27.3%	23.6%	19.9%	17.4%	15.2%
U.S. Government Money Market Fund	4.8%	2.2%	—	—	—
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)

(1)	Underlying fund investments represent G Class.

(2)	Category is less than 0.05% of total net assets.

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2019 to July 31, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/1/19	Ending Account Value 7/31/19	Expenses Paid During Period(1) 2/1/19 - 7/31/19	Annualized Expense Ratio(1)
One Choice In Retirement Portfolio
Actual
Investor Class	$1,000	$1,063.50	$3.79	0.74%
I Class	$1,000	$1,064.50	$2.76	0.54%
A Class	$1,000	$1,062.10	$5.06	0.99%
C Class	$1,000	$1,057.90	$8.88	1.74%
R Class	$1,000	$1,061.00	$6.34	1.24%
R6 Class	$1,000	$1,065.50	$2.00	0.39%
Hypothetical
Investor Class	$1,000	$1,021.13	$3.71	0.74%
I Class	$1,000	$1,022.12	$2.71	0.54%
A Class	$1,000	$1,019.89	$4.96	0.99%
C Class	$1,000	$1,016.17	$8.70	1.74%
R Class	$1,000	$1,018.65	$6.21	1.24%
R6 Class	$1,000	$1,022.86	$1.96	0.39%
One Choice 2020 Portfolio
Actual
Investor Class	$1,000	$1,064.30	$3.79	0.74%
I Class	$1,000	$1,065.10	$2.76	0.54%
A Class	$1,000	$1,063.50	$5.07	0.99%
C Class	$1,000	$1,059.00	$8.88	1.74%
R Class	$1,000	$1,061.70	$6.34	1.24%
R6 Class	$1,000	$1,065.80	$2.00	0.39%
Hypothetical
Investor Class	$1,000	$1,021.13	$3.71	0.74%
I Class	$1,000	$1,022.12	$2.71	0.54%
A Class	$1,000	$1,019.89	$4.96	0.99%
C Class	$1,000	$1,016.17	$8.70	1.74%
R Class	$1,000	$1,018.65	$6.21	1.24%
R6 Class	$1,000	$1,022.86	$1.96	0.39%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

	Beginning Account Value 2/1/19	Ending Account Value 7/31/19	Expenses Paid During Period(1) 2/1/19 - 7/31/19	Annualized Expense Ratio(1)
One Choice 2025 Portfolio
Actual
Investor Class	$1,000	$1,067.10	$3.90	0.76%
I Class	$1,000	$1,068.60	$2.87	0.56%
A Class	$1,000	$1,065.70	$5.17	1.01%
C Class	$1,000	$1,062.80	$9.00	1.76%
R Class	$1,000	$1,065.00	$6.45	1.26%
R6 Class	$1,000	$1,069.60	$2.10	0.41%
Hypothetical
Investor Class	$1,000	$1,021.03	$3.81	0.76%
I Class	$1,000	$1,022.02	$2.81	0.56%
A Class	$1,000	$1,019.79	$5.06	1.01%
C Class	$1,000	$1,016.07	$8.80	1.76%
R Class	$1,000	$1,018.55	$6.31	1.26%
R6 Class	$1,000	$1,022.76	$2.06	0.41%
One Choice 2030 Portfolio
Actual
Investor Class	$1,000	$1,071.40	$4.01	0.78%
I Class	$1,000	$1,071.40	$2.98	0.58%
A Class	$1,000	$1,069.00	$5.28	1.03%
C Class	$1,000	$1,065.60	$9.12	1.78%
R Class	$1,000	$1,068.20	$6.56	1.28%
R6 Class	$1,000	$1,072.40	$2.21	0.43%
Hypothetical
Investor Class	$1,000	$1,020.93	$3.91	0.78%
I Class	$1,000	$1,021.92	$2.91	0.58%
A Class	$1,000	$1,019.69	$5.16	1.03%
C Class	$1,000	$1,015.97	$8.90	1.78%
R Class	$1,000	$1,018.45	$6.41	1.28%
R6 Class	$1,000	$1,022.66	$2.16	0.43%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

	Beginning Account Value 2/1/19	Ending Account Value 7/31/19	Expenses Paid During Period(1) 2/1/19 - 7/31/19	Annualized Expense Ratio(1)
One Choice 2035 Portfolio
Actual
Investor Class	$1,000	$1,073.20	$4.16	0.81%
I Class	$1,000	$1,074.50	$3.14	0.61%
A Class	$1,000	$1,072.60	$5.45	1.06%
C Class	$1,000	$1,068.60	$9.28	1.81%
R Class	$1,000	$1,071.20	$6.73	1.31%
R6 Class	$1,000	$1,075.40	$2.37	0.46%
Hypothetical
Investor Class	$1,000	$1,020.78	$4.06	0.81%
I Class	$1,000	$1,021.77	$3.06	0.61%
A Class	$1,000	$1,019.54	$5.31	1.06%
C Class	$1,000	$1,015.82	$9.05	1.81%
R Class	$1,000	$1,018.30	$6.56	1.31%
R6 Class	$1,000	$1,022.51	$2.31	0.46%
One Choice 2040 Portfolio
Actual
Investor Class	$1,000	$1,076.60	$4.27	0.83%
I Class	$1,000	$1,077.40	$3.25	0.63%
A Class	$1,000	$1,075.00	$5.56	1.08%
C Class	$1,000	$1,071.90	$9.40	1.83%
R Class	$1,000	$1,074.20	$6.84	1.33%
R6 Class	$1,000	$1,078.80	$2.47	0.48%
Hypothetical
Investor Class	$1,000	$1,020.68	$4.16	0.83%
I Class	$1,000	$1,021.67	$3.16	0.63%
A Class	$1,000	$1,019.44	$5.41	1.08%
C Class	$1,000	$1,015.72	$9.15	1.83%
R Class	$1,000	$1,018.20	$6.66	1.33%
R6 Class	$1,000	$1,022.41	$2.41	0.48%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

	Beginning Account Value 2/1/19	Ending Account Value 7/31/19	Expenses Paid During Period(1) 2/1/19 - 7/31/19	Annualized Expense Ratio(1)
One Choice 2045 Portfolio
Actual
Investor Class	$1,000	$1,079.70	$4.43	0.86%
I Class	$1,000	$1,080.90	$3.41	0.66%
A Class	$1,000	$1,078.50	$5.72	1.11%
C Class	$1,000	$1,074.70	$9.57	1.86%
R Class	$1,000	$1,077.20	$7.00	1.36%
R6 Class	$1,000	$1,081.00	$2.63	0.51%
Hypothetical
Investor Class	$1,000	$1,020.53	$4.31	0.86%
I Class	$1,000	$1,021.52	$3.31	0.66%
A Class	$1,000	$1,019.29	$5.56	1.11%
C Class	$1,000	$1,015.57	$9.30	1.86%
R Class	$1,000	$1,018.05	$6.81	1.36%
R6 Class	$1,000	$1,022.27	$2.56	0.51%
One Choice 2050 Portfolio
Actual
Investor Class	$1,000	$1,082.70	$4.54	0.88%
I Class	$1,000	$1,084.20	$3.51	0.68%
A Class	$1,000	$1,081.20	$5.83	1.13%
C Class	$1,000	$1,077.30	$9.68	1.88%
R Class	$1,000	$1,080.40	$7.12	1.38%
R6 Class	$1,000	$1,084.80	$2.74	0.53%
Hypothetical
Investor Class	$1,000	$1,020.43	$4.41	0.88%
I Class	$1,000	$1,021.42	$3.41	0.68%
A Class	$1,000	$1,019.19	$5.66	1.13%
C Class	$1,000	$1,015.47	$9.40	1.88%
R Class	$1,000	$1,017.95	$6.90	1.38%
R6 Class	$1,000	$1,022.17	$2.66	0.53%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

	Beginning Account Value 2/1/19	Ending Account Value 7/31/19	Expenses Paid During Period(1) 2/1/19 - 7/31/19	Annualized Expense Ratio(1)
One Choice 2055 Portfolio
Actual
Investor Class	$1,000	$1,083.70	$4.55	0.88%
I Class	$1,000	$1,084.40	$3.51	0.68%
A Class	$1,000	$1,082.30	$5.83	1.13%
C Class	$1,000	$1,078.30	$9.69	1.88%
R Class	$1,000	$1,080.80	$7.12	1.38%
R6 Class	$1,000	$1,085.80	$2.74	0.53%
Hypothetical
Investor Class	$1,000	$1,020.43	$4.41	0.88%
I Class	$1,000	$1,021.42	$3.41	0.68%
A Class	$1,000	$1,019.19	$5.66	1.13%
C Class	$1,000	$1,015.47	$9.40	1.88%
R Class	$1,000	$1,017.95	$6.90	1.38%
R6 Class	$1,000	$1,022.17	$2.66	0.53%
One Choice 2060 Portfolio
Actual
Investor Class	$1,000	$1,084.70	$4.55	0.88%
I Class	$1,000	$1,085.50	$3.52	0.68%
A Class	$1,000	$1,083.10	$5.84	1.13%
C Class	$1,000	$1,079.40	$9.69	1.88%
R Class	$1,000	$1,082.30	$7.12	1.38%
R6 Class	$1,000	$1,086.10	$2.74	0.53%
Hypothetical
Investor Class	$1,000	$1,020.43	$4.41	0.88%
I Class	$1,000	$1,021.42	$3.41	0.68%
A Class	$1,000	$1,019.19	$5.66	1.13%
C Class	$1,000	$1,015.47	$9.40	1.88%
R Class	$1,000	$1,017.95	$6.90	1.38%
R6 Class	$1,000	$1,022.17	$2.66	0.53%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

Schedules of Investments

JULY 31, 2019

One Choice In Retirement Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 34.5%
NT Core Equity Plus Fund G Class	2,638,855	$40,374,483
NT Disciplined Growth Fund G Class	2,078,920	26,194,394
NT Equity Growth Fund G Class	9,057,126	120,640,920
NT Growth Fund G Class	4,329,443	77,800,092
NT Heritage Fund G Class	2,143,378	28,592,663
NT Large Company Value Fund G Class	12,154,444	136,859,038
NT Mid Cap Value Fund G Class	5,083,788	61,463,001
NT Small Company Fund G Class	3,595,743	29,233,394
		521,157,985
Domestic Fixed Income Funds — 33.9%
Inflation-Adjusted Bond Fund G Class	3,955,363	46,040,430
NT Diversified Bond Fund G Class	28,294,542	307,561,669
NT High Income Fund G Class	5,316,485	51,410,406
Short Duration Inflation Protection Bond Fund G Class	10,312,178	107,143,528
		512,156,033
International Fixed Income Funds — 11.3%
Emerging Markets Debt Fund G Class	1,659,311	17,290,020
Global Bond Fund G Class	11,528,673	119,898,194
International Bond Fund G Class	2,557,424	33,655,696
		170,843,910
International Equity Funds — 10.3%
NT Global Real Estate Fund G Class	1,438,269	15,317,564
NT International Growth Fund G Class	5,861,109	62,772,474
NT International Small-Mid Cap Fund G Class	706,058	7,215,915
NT International Value Fund G Class	7,910,498	70,087,013
		155,392,966
Money Market Funds — 10.0%
U.S. Government Money Market Fund G Class	151,823,743	151,823,743
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,304,861,600)		1,511,374,637
OTHER ASSETS AND LIABILITIES†		(3,675)
TOTAL NET ASSETS — 100.0%		$1,511,370,962

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2019

One Choice 2020 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 34.7%
NT Core Equity Plus Fund G Class	2,921,111	$44,692,994
NT Disciplined Growth Fund G Class	2,325,221	29,297,787
NT Equity Growth Fund G Class	10,013,767	133,383,376
NT Growth Fund G Class	4,794,465	86,156,533
NT Heritage Fund G Class	2,426,615	32,371,049
NT Large Company Value Fund G Class	13,436,646	151,296,632
NT Mid Cap Value Fund G Class	5,717,607	69,125,866
NT Small Company Fund G Class	4,007,314	32,579,462
		578,903,699
Domestic Fixed Income Funds — 33.7%
Inflation-Adjusted Bond Fund G Class	4,549,290	52,953,735
NT Diversified Bond Fund G Class	31,070,824	337,739,853
NT High Income Fund G Class	5,916,101	57,208,692
Short Duration Inflation Protection Bond Fund G Class	10,943,994	113,708,100
		561,610,380
International Fixed Income Funds — 11.3%
Emerging Markets Debt Fund G Class	1,895,441	19,750,493
Global Bond Fund G Class	12,635,769	131,412,001
International Bond Fund G Class	2,828,269	37,220,024
		188,382,518
International Equity Funds — 10.5%
NT Emerging Markets Fund G Class	105,284	1,187,603
NT Global Real Estate Fund G Class	1,602,033	17,061,650
NT International Growth Fund G Class	6,483,809	69,441,594
NT International Small-Mid Cap Fund G Class	846,311	8,649,296
NT International Value Fund G Class	8,751,062	77,534,410
NT Non-U.S. Intrinsic Value Fund G Class	100,424	1,001,230
		174,875,783
Money Market Funds — 9.8%
U.S. Government Money Market Fund G Class	163,282,581	163,282,581
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,471,781,984)		1,667,054,961
OTHER ASSETS AND LIABILITIES†		1,310
TOTAL NET ASSETS — 100.0%		$1,667,056,271

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2019

One Choice 2025 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 37.7%
NT Core Equity Plus Fund G Class	4,797,453	$73,401,032
NT Disciplined Growth Fund G Class	4,165,121	52,480,527
NT Equity Growth Fund G Class	16,401,923	218,473,620
NT Growth Fund G Class	8,620,093	154,903,064
NT Heritage Fund G Class	4,888,065	65,206,785
NT Large Company Value Fund G Class	21,643,628	243,707,251
NT Mid Cap Value Fund G Class	10,557,274	127,637,448
NT Small Company Fund G Class	6,901,208	56,106,819
		991,916,546
Domestic Fixed Income Funds — 31.3%
Inflation-Adjusted Bond Fund G Class	9,322,747	108,516,773
NT Diversified Bond Fund G Class	46,270,540	502,960,766
NT High Income Fund G Class	10,283,933	99,445,637
Short Duration Inflation Protection Bond Fund G Class	10,761,513	111,812,124
		822,735,300
International Equity Funds — 12.5%
NT Emerging Markets Fund G Class	1,923,427	21,696,258
NT Global Real Estate Fund G Class	3,014,974	32,109,476
NT International Growth Fund G Class	11,221,036	120,177,300
NT International Small-Mid Cap Fund G Class	2,294,023	23,444,912
NT International Value Fund G Class	13,033,159	115,473,791
NT Non-U.S. Intrinsic Value Fund G Class	1,652,057	16,471,012
		329,372,749
International Fixed Income Funds — 11.2%
Emerging Markets Debt Fund G Class	4,192,053	43,681,189
Global Bond Fund G Class	18,793,305	195,450,373
International Bond Fund G Class	4,191,017	55,153,784
		294,285,346
Money Market Funds — 7.3%
U.S. Government Money Market Fund G Class	191,592,356	191,592,356
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,255,693,370)		2,629,902,297
OTHER ASSETS AND LIABILITIES†		1,484
TOTAL NET ASSETS — 100.0%		$2,629,903,781

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2019

One Choice 2030 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 40.5%
NT Core Equity Plus Fund G Class	4,231,729	$64,745,456
NT Disciplined Growth Fund G Class	3,969,299	50,013,167
NT Equity Growth Fund G Class	14,515,279	193,343,522
NT Growth Fund G Class	8,228,718	147,870,057
NT Heritage Fund G Class	5,424,721	72,365,781
NT Large Company Value Fund G Class	19,029,566	214,272,912
NT Mid Cap Value Fund G Class	10,230,230	123,683,483
NT Small Company Fund G Class	6,352,792	51,648,200
		917,942,578
Domestic Fixed Income Funds — 28.7%
Inflation-Adjusted Bond Fund G Class	8,803,471	102,472,405
NT Diversified Bond Fund G Class	37,395,350	406,487,455
NT High Income Fund G Class	9,407,165	90,967,286
Short Duration Inflation Protection Bond Fund G Class	4,900,638	50,917,629
		650,844,775
International Equity Funds — 14.9%
NT Emerging Markets Fund G Class	3,747,561	42,272,487
NT Global Real Estate Fund G Class	3,085,769	32,863,445
NT International Growth Fund G Class	10,427,277	111,676,136
NT International Small-Mid Cap Fund G Class	2,852,878	29,156,416
NT International Value Fund G Class	10,459,284	92,669,260
NT Non-U.S. Intrinsic Value Fund G Class	2,855,053	28,464,882
		337,102,626
International Fixed Income Funds — 10.9%
Emerging Markets Debt Fund G Class	4,433,590	46,198,009
Global Bond Fund G Class	15,248,611	158,585,555
International Bond Fund G Class	3,202,256	42,141,691
		246,925,255
Money Market Funds — 5.0%
U.S. Government Money Market Fund G Class	113,612,257	113,612,257
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,013,941,498)		2,266,427,491
OTHER ASSETS AND LIABILITIES†		1,291
TOTAL NET ASSETS — 100.0%		$2,266,428,782

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2019

One Choice 2035 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 43.9%
NT Core Equity Plus Fund G Class	4,561,039	$69,783,895
NT Disciplined Growth Fund G Class	4,525,638	57,023,034
NT Equity Growth Fund G Class	15,639,413	208,316,980
NT Growth Fund G Class	9,420,377	169,284,176
NT Heritage Fund G Class	7,397,375	98,680,976
NT Large Company Value Fund G Class	20,619,533	232,175,937
NT Mid Cap Value Fund G Class	11,824,219	142,954,804
NT Small Company Fund G Class	7,194,397	58,490,446
		1,036,710,248
Domestic Fixed Income Funds — 24.2%
Inflation-Adjusted Bond Fund G Class	7,606,987	88,545,323
NT Diversified Bond Fund G Class	34,615,769	376,273,414
NT High Income Fund G Class	9,275,737	89,696,372
Short Duration Inflation Protection Bond Fund G Class	1,564,819	16,258,470
		570,773,579
International Equity Funds — 17.7%
NT Emerging Markets Fund G Class	6,829,222	77,033,625
NT Global Real Estate Fund G Class	3,842,442	40,922,010
NT International Growth Fund G Class	11,686,318	125,160,463
NT International Small-Mid Cap Fund G Class	3,969,127	40,564,478
NT International Value Fund G Class	9,855,954	87,323,751
NT Non-U.S. Intrinsic Value Fund G Class	4,703,902	46,897,905
		417,902,232
International Fixed Income Funds — 9.2%
Emerging Markets Debt Fund G Class	4,833,196	50,361,907
Global Bond Fund G Class	14,309,649	148,820,349
International Bond Fund G Class	1,321,787	17,394,721
		216,576,977
Money Market Funds — 5.0%
U.S. Government Money Market Fund G Class	118,759,961	118,759,961
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,026,109,286)		2,360,722,997
OTHER ASSETS AND LIABILITIES†		(19,745)
TOTAL NET ASSETS — 100.0%		$2,360,703,252

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2019

One Choice 2040 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 47.4%
NT Core Equity Plus Fund G Class	3,486,927	$53,349,985
NT Disciplined Growth Fund G Class	3,611,111	45,500,002
NT Equity Growth Fund G Class	11,910,580	158,648,919
NT Growth Fund G Class	7,456,412	133,991,730
NT Heritage Fund G Class	6,964,198	92,902,404
NT Large Company Value Fund G Class	15,959,995	179,709,548
NT Mid Cap Value Fund G Class	9,407,410	113,735,589
NT Small Company Fund G Class	5,746,772	46,721,258
		824,559,435
International Equity Funds — 20.5%
NT Emerging Markets Fund G Class	7,530,052	84,938,991
NT Global Real Estate Fund G Class	3,318,464	35,341,638
NT International Growth Fund G Class	9,070,842	97,148,721
NT International Small-Mid Cap Fund G Class	3,573,856	36,524,812
NT International Value Fund G Class	6,759,132	59,885,909
NT Non-U.S. Intrinsic Value Fund G Class	4,372,201	43,590,843
		357,430,914
Domestic Fixed Income Funds — 19.8%
Inflation-Adjusted Bond Fund G Class	4,052,545	47,171,624
NT Diversified Bond Fund G Class	21,933,516	238,417,319
NT High Income Fund G Class	6,124,202	59,221,037
		344,809,980
International Fixed Income Funds — 7.5%
Emerging Markets Debt Fund G Class	3,408,499	35,516,560
Global Bond Fund G Class	9,142,316	95,080,082
		130,596,642
Money Market Funds — 4.8%
U.S. Government Money Market Fund G Class	82,979,358	82,979,358
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,537,731,796)		1,740,376,329
OTHER ASSETS AND LIABILITIES†		1,206
TOTAL NET ASSETS — 100.0%		$1,740,377,535

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2019

One Choice 2045 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 51.8%
NT Core Equity Plus Fund G Class	3,663,030	$56,044,358
NT Disciplined Growth Fund G Class	3,795,585	47,824,370
NT Equity Growth Fund G Class	12,509,037	166,620,374
NT Growth Fund G Class	7,833,484	140,767,710
NT Heritage Fund G Class	7,315,189	97,584,626
NT Large Company Value Fund G Class	16,743,720	188,534,290
NT Mid Cap Value Fund G Class	9,879,304	119,440,785
NT Small Company Fund G Class	6,050,902	49,193,836
		866,010,349
International Equity Funds — 22.4%
NT Emerging Markets Fund G Class	7,909,280	89,216,673
NT Global Real Estate Fund G Class	3,464,770	36,899,802
NT International Growth Fund G Class	9,547,919	102,258,213
NT International Small-Mid Cap Fund G Class	3,753,312	38,358,851
NT International Value Fund G Class	6,472,089	57,342,708
NT Non-U.S. Intrinsic Value Fund G Class	5,115,401	51,000,546
		375,076,793
Domestic Fixed Income Funds — 17.1%
Inflation-Adjusted Bond Fund G Class	3,359,663	39,106,482
NT Diversified Bond Fund G Class	18,180,980	197,627,254
NT High Income Fund G Class	5,067,980	49,007,370
		285,741,106
International Fixed Income Funds — 6.5%
Emerging Markets Debt Fund G Class	2,835,804	29,549,075
Global Bond Fund G Class	7,585,313	78,887,257
		108,436,332
Money Market Funds — 2.2%
U.S. Government Money Market Fund G Class	37,494,955	37,494,955
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,421,030,098)		1,672,759,535
OTHER ASSETS AND LIABILITIES†		2,049
TOTAL NET ASSETS — 100.0%		$1,672,761,584

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2019

One Choice 2050 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 55.9%
NT Core Equity Plus Fund G Class	2,662,215	$40,731,884
NT Disciplined Growth Fund G Class	2,747,319	34,616,218
NT Equity Growth Fund G Class	9,097,681	121,181,116
NT Growth Fund G Class	5,710,266	102,613,488
NT Heritage Fund G Class	5,319,688	70,964,644
NT Large Company Value Fund G Class	12,170,967	137,045,093
NT Mid Cap Value Fund G Class	7,189,136	86,916,656
NT Small Company Fund G Class	4,388,275	35,676,672
		629,745,771
International Equity Funds — 24.2%
NT Emerging Markets Fund G Class	5,747,545	64,832,307
NT Global Real Estate Fund G Class	2,530,192	26,946,547
NT International Growth Fund G Class	6,922,252	74,137,315
NT International Small-Mid Cap Fund G Class	2,719,788	27,796,230
NT International Value Fund G Class	4,373,102	38,745,686
NT Non-U.S. Intrinsic Value Fund G Class	4,030,408	40,183,165
		272,641,250
Domestic Fixed Income Funds — 14.4%
Inflation-Adjusted Bond Fund G Class	1,911,273	22,247,221
NT Diversified Bond Fund G Class	10,331,036	112,298,363
NT High Income Fund G Class	2,889,656	27,942,978
		162,488,562
International Fixed Income Funds — 5.5%
Emerging Markets Debt Fund G Class	1,609,358	16,769,506
Global Bond Fund G Class	4,294,634	44,664,195
		61,433,701
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $999,780,784)		1,126,309,284
OTHER ASSETS AND LIABILITIES†		1,083
TOTAL NET ASSETS — 100.0%		$1,126,310,367

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2019

One Choice 2055 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 57.5%
NT Core Equity Plus Fund G Class	1,647,533	$25,207,257
NT Disciplined Growth Fund G Class	1,695,696	21,365,771
NT Equity Growth Fund G Class	5,653,835	75,309,080
NT Growth Fund G Class	3,544,655	63,697,444
NT Heritage Fund G Class	3,301,776	44,045,687
NT Large Company Value Fund G Class	7,576,192	85,307,919
NT Mid Cap Value Fund G Class	4,467,962	54,017,667
NT Small Company Fund G Class	2,720,916	22,121,044
		391,071,869
International Equity Funds — 25.1%
NT Emerging Markets Fund G Class	3,594,055	40,540,937
NT Global Real Estate Fund G Class	1,586,257	16,893,641
NT International Growth Fund G Class	4,319,143	46,258,016
NT International Small-Mid Cap Fund G Class	1,704,896	17,424,035
NT International Value Fund G Class	2,657,799	23,548,100
NT Non-U.S. Intrinsic Value Fund G Class	2,607,426	25,996,035
		170,660,764
Domestic Fixed Income Funds — 12.6%
Inflation-Adjusted Bond Fund G Class	1,015,538	11,820,867
NT Diversified Bond Fund G Class	5,453,395	59,278,407
NT High Income Fund G Class	1,530,994	14,804,711
		85,903,985
International Fixed Income Funds — 4.8%
Emerging Markets Debt Fund G Class	847,257	8,828,414
Global Bond Fund G Class	2,271,687	23,625,547
		32,453,961
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $630,499,297)		680,090,579
OTHER ASSETS AND LIABILITIES†		1,055
TOTAL NET ASSETS — 100.0%		$680,091,634

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2019

One Choice 2060 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 59.0%
NT Core Equity Plus Fund G Class	357,386	$5,468,006
NT Disciplined Growth Fund G Class	368,695	4,645,556
NT Equity Growth Fund G Class	1,225,764	16,327,176
NT Growth Fund G Class	771,984	13,872,557
NT Heritage Fund G Class	718,659	9,586,907
NT Large Company Value Fund G Class	1,647,169	18,547,118
NT Mid Cap Value Fund G Class	971,189	11,741,672
NT Small Company Fund G Class	592,154	4,814,215
		85,003,207
International Equity Funds — 25.8%
NT Emerging Markets Fund G Class	782,500	8,826,602
NT Global Real Estate Fund G Class	345,313	3,677,580
NT International Growth Fund G Class	938,509	10,051,433
NT International Small-Mid Cap Fund G Class	370,986	3,791,474
NT International Value Fund G Class	564,499	5,001,457
NT Non-U.S. Intrinsic Value Fund G Class	581,003	5,792,598
		37,141,144
Domestic Fixed Income Funds — 11.0%
Inflation-Adjusted Bond Fund G Class	187,706	2,184,897
NT Diversified Bond Fund G Class	1,003,837	10,911,709
NT High Income Fund G Class	283,625	2,742,649
		15,839,255
International Fixed Income Funds — 4.2%
Emerging Markets Debt Fund G Class	158,330	1,649,794
Global Bond Fund G Class	419,562	4,363,445
		6,013,239
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $139,743,965)		143,996,845
OTHER ASSETS AND LIABILITIES†		(91)
TOTAL NET ASSETS — 100.0%		$143,996,754

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

Statements of Assets and Liabilities

JULY 31, 2019
	One Choice In Retirement Portfolio	One Choice 2020 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,304,861,600 and $1,471,781,984, respectively)	$1,511,374,637	$1,667,054,961
Receivable for investments sold	4,677,435	2,327,378
Receivable for capital shares sold	278,565	403,067
Distributions receivable from affiliates	1,460,177	1,612,142
	1,517,790,814	1,671,397,548

Liabilities
Payable for investments purchased	1,460,114	1,612,072
Payable for capital shares redeemed	4,017,796	1,745,586
Accrued management fees	845,617	879,961
Distribution and service fees payable	96,325	103,658
	6,419,852	4,341,277

Net Assets	$1,511,370,962	$1,667,056,271

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,270,666,494	$1,413,197,633
Distributable earnings	240,704,468	253,858,638
	$1,511,370,962	$1,667,056,271

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice In Retirement Portfolio
Investor Class, $0.01 Par Value	$735,212,603	55,561,343	$13.23
I Class, $0.01 Par Value	$254,458,757	19,223,986	$13.24
A Class, $0.01 Par Value	$153,056,438	11,562,513	$13.24*
C Class, $0.01 Par Value	$4,076,895	309,280	$13.18
R Class, $0.01 Par Value	$139,359,207	10,543,522	$13.22
R6 Class, $0.01 Par Value	$225,207,062	20,641,759	$10.91
One Choice 2020 Portfolio
Investor Class, $0.01 Par Value	$546,662,803	44,020,717	$12.42
I Class, $0.01 Par Value	$456,085,647	36,698,168	$12.43
A Class, $0.01 Par Value	$186,738,349	15,065,279	$12.40*
C Class, $0.01 Par Value	$5,410,201	437,072	$12.38
R Class, $0.01 Par Value	$137,754,114	11,128,012	$12.38
R6 Class, $0.01 Par Value	$334,405,157	29,478,887	$11.34

*	Maximum offering price $14.05 and $13.16 (net asset value divided by 0.9425) for One Choice In Retirement Portfolio and One Choice 2020 Portfolio, respectively.
See Notes to Financial Statements.

JULY 31, 2019
	One Choice 2025 Portfolio	One Choice 2030 Portfolio
Assets
Investment securities in affiliates, at value (cost of $2,255,693,370 and $2,013,941,498, respectively)	$2,629,902,297	$2,266,427,491
Cash	156	—
Receivable for investments sold	1,754,058	3,155,695
Receivable for capital shares sold	1,635,252	905,031
Distributions receivable from affiliates	2,416,439	1,966,471
	2,635,708,202	2,272,454,688

Liabilities
Disbursements in excess of demand deposit cash	—	33
Payable for investments purchased	2,416,331	1,966,384
Payable for capital shares redeemed	1,776,268	2,635,924
Accrued management fees	1,454,445	1,262,217
Distribution and service fees payable	157,377	161,348
	5,804,421	6,025,906

Net Assets	$2,629,903,781	$2,266,428,782

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,170,049,055	$1,932,767,918
Distributable earnings	459,854,726	333,660,864
	$2,629,903,781	$2,266,428,782

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2025 Portfolio
Investor Class, $0.01 Par Value	$1,003,058,899	67,856,681	$14.78
I Class, $0.01 Par Value	$624,560,434	42,213,266	$14.80
A Class, $0.01 Par Value	$297,582,174	20,156,377	$14.76*
C Class, $0.01 Par Value	$4,562,001	309,805	$14.73
R Class, $0.01 Par Value	$210,970,763	14,313,594	$14.74
R6 Class, $0.01 Par Value	$489,169,510	42,439,569	$11.53
One Choice 2030 Portfolio
Investor Class, $0.01 Par Value	$664,953,250	51,558,965	$12.90
I Class, $0.01 Par Value	$625,840,332	48,504,644	$12.90
A Class, $0.01 Par Value	$271,678,510	21,120,310	$12.86*
C Class, $0.01 Par Value	$4,386,774	341,659	$12.84
R Class, $0.01 Par Value	$233,885,747	18,198,808	$12.85
R6 Class, $0.01 Par Value	$465,684,169	39,300,750	$11.85

*	Maximum offering price $15.66 and $13.64 (net asset value divided by 0.9425) for One Choice 2025 Portfolio and One Choice 2030 Portfolio, respectively.

See Notes to Financial Statements.

JULY 31, 2019
	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Assets
Investment securities in affiliates, at value (cost of $2,026,109,286 and $1,537,731,796, respectively)	$2,360,722,997	$1,740,376,329
Receivable for investments sold	4,394,608	1,653,748
Receivable for capital shares sold	912,436	992,066
Distributions receivable from affiliates	1,910,699	1,247,492
	2,367,940,740	1,744,269,635

Liabilities
Disbursements in excess of demand deposit cash	39	101
Payable for investments purchased	1,910,599	1,247,420
Payable for capital shares redeemed	3,756,138	1,481,203
Accrued management fees	1,407,766	1,038,547
Distribution and service fees payable	162,946	124,829
	7,237,488	3,892,100

Net Assets	$2,360,703,252	$1,740,377,535

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,924,863,782	$1,460,515,815
Distributable earnings	435,839,470	279,861,720
	$2,360,703,252	$1,740,377,535

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2035 Portfolio
Investor Class, $0.01 Par Value	$819,274,450	50,808,465	$16.12
I Class, $0.01 Par Value	$598,639,278	37,058,737	$16.15
A Class, $0.01 Par Value	$290,779,415	18,055,039	$16.11*
C Class, $0.01 Par Value	$3,675,808	229,209	$16.04
R Class, $0.01 Par Value	$227,953,984	14,170,617	$16.09
R6 Class, $0.01 Par Value	$420,380,317	35,509,711	$11.84
One Choice 2040 Portfolio
Investor Class, $0.01 Par Value	$505,459,114	37,432,074	$13.50
I Class, $0.01 Par Value	$460,260,321	34,057,421	$13.51
A Class, $0.01 Par Value	$203,271,062	15,077,956	$13.48*
C Class, $0.01 Par Value	$2,015,171	150,179	$13.42
R Class, $0.01 Par Value	$188,022,549	13,969,384	$13.46
R6 Class, $0.01 Par Value	$381,349,318	31,319,690	$12.18
* Maximum offering price $17.09 and $14.30 (net asset value divided by 0.9425) for One Choice 2035 Portfolio and One Choice 2040 Portfolio, respectively.

See Notes to Financial Statements.

JULY 31, 2019
	One Choice 2045 Portfolio	One Choice 2050 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,421,030,098 and $999,780,784, respectively)	$1,672,759,535	$1,126,309,284
Receivable for investments sold	3,144,737	1,632,949
Receivable for capital shares sold	862,027	738,682
Distributions receivable from affiliates	973,058	508,374
	1,677,739,357	1,129,189,289

Liabilities
Payable for investments purchased	973,012	508,357
Payable for capital shares redeemed	2,821,555	1,575,354
Accrued management fees	1,062,887	713,936
Distribution and service fees payable	120,319	81,275
	4,977,773	2,878,922

Net Assets	$1,672,761,584	$1,126,310,367

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,339,273,566	$947,228,871
Distributable earnings	333,488,018	179,081,496
	$1,672,761,584	$1,126,310,367

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2045 Portfolio
Investor Class, $0.01 Par Value	$565,927,860	33,422,859	$16.93
I Class, $0.01 Par Value	$400,164,898	23,591,125	$16.96
A Class, $0.01 Par Value	$199,984,514	11,831,504	$16.90*
C Class, $0.01 Par Value	$2,530,502	150,362	$16.83
R Class, $0.01 Par Value	$176,354,708	10,440,292	$16.89
R6 Class, $0.01 Par Value	$327,799,102	27,287,927	$12.01
One Choice 2050 Portfolio
Investor Class, $0.01 Par Value	$312,038,238	22,493,820	$13.87
I Class, $0.01 Par Value	$287,433,977	20,679,544	$13.90
A Class, $0.01 Par Value	$129,679,517	9,362,082	$13.85*
C Class, $0.01 Par Value	$1,503,271	108,944	$13.80
R Class, $0.01 Par Value	$123,006,429	8,887,630	$13.84
R6 Class, $0.01 Par Value	$272,648,935	21,760,847	$12.53

*	Maximum offering price $17.93 and $14.69 (net asset value divided by 0.9425) for One Choice 2045 Portfolio and One Choice 2050 Portfolio, respectively.

See Notes to Financial Statements.

JULY 31, 2019
	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Assets
Investment securities in affiliates, at value (cost of $630,499,297 and $139,743,965, respectively)	$680,090,579	$143,996,845
Receivable for investments sold	997,322	84,441
Receivable for capital shares sold	548,070	196,422
Distributions receivable from affiliates	267,851	48,682
	681,903,822	144,326,390

Liabilities
Payable for investments purchased	267,842	48,681
Payable for capital shares redeemed	1,068,255	182,196
Accrued management fees	426,090	88,263
Distribution and service fees payable	50,001	10,496
	1,812,188	329,636

Net Assets	$680,091,634	$143,996,754

Net Assets Consist of:
Capital (par value and paid-in surplus)	$603,373,142	$135,510,078
Distributable earnings	76,718,492	8,486,676
	$680,091,634	$143,996,754

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2055 Portfolio
Investor Class, $0.01 Par Value	$161,377,622	10,742,703	$15.02
I Class, $0.01 Par Value	$201,236,330	13,386,197	$15.03
A Class, $0.01 Par Value	$79,663,675	5,314,564	$14.99*
C Class, $0.01 Par Value	$880,769	59,214	$14.87
R Class, $0.01 Par Value	$76,051,781	5,075,319	$14.98
R6 Class, $0.01 Par Value	$160,881,457	12,463,088	$12.91
One Choice 2060 Portfolio
Investor Class, $0.01 Par Value	$37,219,158	2,849,639	$13.06
I Class, $0.01 Par Value	$40,024,925	3,060,293	$13.08
A Class, $0.01 Par Value	$8,425,146	646,108	$13.04*
C Class, $0.01 Par Value	$184,911	14,313	$12.92
R Class, $0.01 Par Value	$20,541,741	1,578,203	$13.02
R6 Class, $0.01 Par Value	$37,600,873	2,866,248	$13.12

*	Maximum offering price $15.90 and $13.84 (net asset value divided by 0.9425) for One Choice 2055 Portfolio and One Choice 2060 Portfolio, respectively.

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED JULY 31, 2019
	One Choice In Retirement Portfolio	One Choice 2020 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$53,050,074	$59,915,637

Expenses:
Management fees	11,137,433	12,012,236
Distribution and service fees:
A Class	456,189	568,930
C Class	49,165	57,802
R Class	718,073	692,335
Directors' fees and expenses	44,739	50,184
Other expenses	35	—
	12,405,634	13,381,487
Fees waived	(721,436)	(928,395)
	11,684,198	12,453,092

Net investment income (loss)	41,365,876	47,462,545

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	13,168,619	12,513,676
Capital gain distributions received from underlying funds	65,067,765	75,522,874
	78,236,384	88,036,550

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(52,173,285)	(63,322,684)

Net realized and unrealized gain (loss) on affiliates	26,063,099	24,713,866

Net Increase (Decrease) in Net Assets Resulting from Operations	$67,428,975	$72,176,411

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2019
	One Choice 2025 Portfolio	One Choice 2030 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$93,399,369	$77,645,600

Expenses:
Management fees	19,682,024	16,841,358
Distribution and service fees:
A Class	874,942	781,459
C Class	48,404	42,765
R Class	1,020,221	1,097,917
Directors' fees and expenses	77,604	65,177
Other expenses	74	—
	21,703,269	18,828,676
Fees waived	(1,614,029)	(1,578,688)
	20,089,240	17,249,988

Net investment income (loss)	73,310,129	60,395,612

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	16,351,926	2,139,705
Capital gain distributions received from underlying funds	130,516,812	119,334,896
	146,868,738	121,474,601

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(115,179,955)	(89,522,137)

Net realized and unrealized gain (loss) on affiliates	31,688,783	31,952,464

Net Increase (Decrease) in Net Assets Resulting from Operations	$104,998,912	$92,348,076

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2019
	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$81,397,020	$57,188,065

Expenses:
Management fees	18,724,820	13,720,165
Distribution and service fees:
A Class	837,595	585,205
C Class	36,803	19,487
R Class	1,081,650	868,452
Directors' fees and expenses	68,737	49,419
Other expenses	38	32
	20,749,643	15,242,760
Fees waived	(1,488,746)	(1,293,776)
	19,260,897	13,948,984

Net investment income (loss)	62,136,123	43,239,081

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	13,066,520	5,673,187
Capital gain distributions received from underlying funds	142,003,295	111,160,949
	155,069,815	116,834,136

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(131,377,381)	(96,326,330)

Net realized and unrealized gain (loss) on affiliates	23,692,434	20,507,806

Net Increase (Decrease) in Net Assets Resulting from Operations	$85,828,557	$63,746,887

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2019
	One Choice 2045 Portfolio	One Choice 2050 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$55,602,359	$35,295,055

Expenses:
Management fees	14,080,597	9,177,163
Distribution and service fees:
A Class	587,493	367,129
C Class	26,227	14,772
R Class	814,086	545,618
Directors' fees and expenses	48,451	31,505
	15,556,854	10,136,187
Fees waived	(1,109,564)	(761,136)
	14,447,290	9,375,051

Net investment income (loss)	41,155,069	25,920,004

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	14,487,787	1,511,889
Capital gain distributions received from underlying funds	119,938,349	82,246,152
	134,426,136	83,758,041

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(120,838,976)	(72,909,755)

Net realized and unrealized gain (loss) on affiliates	13,587,160	10,848,286

Net Increase (Decrease) in Net Assets Resulting from Operations	$54,742,229	$36,768,290

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2019
	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$20,379,318	$3,417,729

Expenses:
Management fees	5,359,496	943,008
Distribution and service fees:
A Class	208,321	18,731
C Class	8,113	1,815
R Class	335,472	73,106
Directors' fees and expenses	18,285	3,202
Other expenses	—	127
	5,929,687	1,039,989
Fees waived	(505,635)	(98,919)
	5,424,052	941,070

Net investment income (loss)	14,955,266	2,476,659

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(7,841,045)	(2,759,789)
Capital gain distributions received from underlying funds	49,483,223	8,279,776
	41,642,178	5,519,987

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(34,961,624)	(1,599,416)

Net realized and unrealized gain (loss) on affiliates	6,680,554	3,920,571

Net Increase (Decrease) in Net Assets Resulting from Operations	$21,635,820	$6,397,230

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2019 AND JULY 31, 2018
	One Choice In Retirement Portfolio		One Choice 2020 Portfolio
Increase (Decrease) in Net Assets	July 31, 2019	July 31, 2018	July 31, 2019	July 31, 2018
Operations
Net investment income (loss)	$41,365,876	$35,563,352	$47,462,545	$41,843,658
Net realized gain (loss)	78,236,384	74,775,472	88,036,550	86,544,776
Change in net unrealized appreciation (depreciation)	(52,173,285)	(11,148,219)	(63,322,684)	(8,510,188)
Net increase (decrease) in net assets resulting from operations	67,428,975	99,190,605	72,176,411	119,878,246

Distributions to Shareholders
From earnings:(1)
Investor Class	(41,571,849)	(25,805,396)	(36,773,806)	(21,507,767)
I Class	(17,445,070)	(14,526,843)	(35,462,812)	(23,710,091)
A Class	(10,281,256)	(7,731,797)	(14,811,253)	(9,278,806)
C Class	(252,614)	(156,092)	(326,912)	(161,888)
R Class	(7,582,665)	(4,519,776)	(8,359,891)	(4,050,288)
R6 Class	(17,837,908)	(4,865,424)	(24,043,134)	(3,752,427)
Decrease in net assets from distributions	(94,971,362)	(57,605,328)	(119,777,808)	(62,461,267)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(224,641,773)	(92,918,258)	(316,741,573)	(30,383,605)

Net increase (decrease) in net assets	(252,184,160)	(51,332,981)	(364,342,970)	27,033,374

Net Assets
Beginning of period	1,763,555,122	1,814,888,103	2,031,399,241	2,004,365,867
End of period	$1,511,370,962	$1,763,555,122	$1,667,056,271	$2,031,399,241

(1)
Prior periods presentation has been updated to reflect the current period combination of distributions to shareholders from net investment income and net realized gains. For One Choice In Retirement Portfolio, distributions from net investment income were $(15,244,179), $(8,716,656), $(4,200,681), $(60,917), $(2,285,876) and $(4,740,402) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively. For One Choice In Retirement Portfolio, distributions from net realized gains were $(10,561,217), $(5,810,187), $(3,531,116), $(95,175), $(2,233,900) and $(125,022) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively.

For One Choice 2020 Portfolio, distributions from net investment income were $(12,719,918), $(14,661,932), $(5,127,920), $(65,955), $(2,073,170) and $(3,526,774) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively. For One Choice 2020 Portfolio, distributions from net realized gains were $(8,787,849), $(9,048,159), $(4,150,886), $(95,933), $(1,977,118) and $(225,653) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively.

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2019 AND JULY 31, 2018
	One Choice 2025 Portfolio		One Choice 2030 Portfolio
Increase (Decrease) in Net Assets	July 31, 2019	July 31, 2018	July 31, 2019	July 31, 2018
Operations
Net investment income (loss)	$73,310,129	$62,123,004	$60,395,612	$50,803,839
Net realized gain (loss)	146,868,738	130,497,312	121,474,601	103,956,848
Change in net unrealized appreciation (depreciation)	(115,179,955)	1,030,933	(89,522,137)	18,165,764
Net increase (decrease) in net assets resulting from operations	104,998,912	193,651,249	92,348,076	172,926,451

Distributions to Shareholders
From earnings:(1)
Investor Class	(66,731,826)	(40,468,402)	(41,449,972)	(22,982,954)
I Class	(45,934,887)	(31,827,019)	(46,802,658)	(28,192,183)
A Class	(21,416,791)	(14,695,845)	(19,892,140)	(11,638,096)
C Class	(260,525)	(168,079)	(243,458)	(118,358)
R Class	(11,575,361)	(5,947,263)	(13,088,132)	(5,161,408)
R6 Class	(36,694,709)	(5,653,282)	(31,513,856)	(4,957,820)
Decrease in net assets from distributions	(182,614,099)	(98,759,890)	(152,990,216)	(73,050,819)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(372,472,960)	41,361,773	(229,569,753)	175,505,583

Net increase (decrease) in net assets	(450,088,147)	136,253,132	(290,211,893)	275,381,215

Net Assets
Beginning of period	3,079,991,928	2,943,738,796	2,556,640,675	2,281,259,460
End of period	$2,629,903,781	$3,079,991,928	$2,266,428,782	$2,556,640,675

(1)
Prior periods presentation has been updated to reflect the current period combination of distributions to shareholders from net investment income and net realized gains. For One Choice 2025 Portfolio, distributions from net investment income were $(22,036,903), $(18,099,672), $(7,388,230), $(61,950), $(2,747,511) and $(5,348,728) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively. For One Choice 2025 Portfolio, distributions from net realized gains were $(18,431,499), $(13,727,347), $(7,307,615), $(106,129), $(3,199,752) and $(304,554) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively.

For One Choice 2030 Portfolio, distributions from net investment income were $(13,885,369), $(17,765,122), $(6,582,168), $(49,585), $(2,735,436) and $(4,735,646) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively. For One Choice 2030 Portfolio, distributions from net realized gains were $(9,097,585), $(10,427,061), $(5,055,928), $(68,773), $(2,425,972) and $(222,174) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively.

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2019 AND JULY 31, 2018
	One Choice 2035 Portfolio		One Choice 2040 Portfolio
Increase (Decrease) in Net Assets	July 31, 2019	July 31, 2018	July 31, 2019	July 31, 2018
Operations
Net investment income (loss)	$62,136,123	$52,064,518	$43,239,081	$36,634,297
Net realized gain (loss)	155,069,815	120,532,249	116,834,136	90,449,567
Change in net unrealized appreciation (depreciation)	(131,377,381)	31,885,403	(96,326,330)	33,175,502
Net increase (decrease) in net assets resulting from operations	85,828,557	204,482,170	63,746,887	160,259,366

Distributions to Shareholders
From earnings:(1)
Investor Class	(56,406,683)	(31,902,946)	(35,644,230)	(18,842,226)
I Class	(42,685,552)	(27,481,334)	(36,873,208)	(22,149,465)
A Class	(21,318,263)	(12,935,274)	(16,843,127)	(9,037,289)
C Class	(202,695)	(131,427)	(127,845)	(86,003)
R Class	(12,578,350)	(5,938,500)	(11,627,110)	(4,343,685)
R6 Class	(33,823,523)	(5,008,367)	(29,410,728)	(4,108,184)
Decrease in net assets from distributions	(167,015,066)	(83,397,848)	(130,526,248)	(58,566,852)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(255,750,022)	118,692,211	(116,468,421)	127,886,680

Net increase (decrease) in net assets	(336,936,531)	239,776,533	(183,247,782)	229,579,194

Net Assets
Beginning of period	2,697,639,783	2,457,863,250	1,923,625,317	1,694,046,123
End of period	$2,360,703,252	$2,697,639,783	$1,740,377,535	$1,923,625,317

(1)
Prior periods presentation has been updated to reflect the current period combination of distributions to shareholders from net investment income and net realized gains. For One Choice 2035 Portfolio, distributions from net investment income were $(17,787,875), $(15,949,118), $(6,650,792), $(53,369), $(2,814,342) and $(4,926,385) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively. For One Choice 2035 Portfolio, distributions from net realized gains were $(14,115,071), $(11,532,216), $(6,284,482), $(78,058), $(3,124,158) and $(81,982) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively.

For One Choice 2040 Portfolio, distributions from net investment income were $(10,693,334), $(13,217,829), $(4,805,880), $(36,420), $(2,164,339) and $(3,926,582) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively. For One Choice 2040 Portfolio, distributions from net realized gains were $(8,148,892), $(8,931,636), $(4,231,409), $(49,583), $(2,179,346) and $(181,602) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively.

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2019 AND JULY 31, 2018
	One Choice 2045 Portfolio		One Choice 2050 Portfolio
Increase (Decrease) in Net Assets	July 31, 2019	July 31, 2018	July 31, 2019	July 31, 2018
Operations
Net investment income (loss)	$41,155,069	$35,840,360	$25,920,004	$22,032,487
Net realized gain (loss)	134,426,136	100,564,116	83,758,041	59,344,487
Change in net unrealized appreciation (depreciation)	(120,838,976)	38,308,793	(72,909,755)	33,469,844
Net increase (decrease) in net assets resulting from operations	54,742,229	174,713,269	36,768,290	114,846,818

Distributions to Shareholders
From earnings:(1)
Investor Class	(45,193,140)	(23,399,214)	(21,781,694)	(11,002,019)
I Class	(33,043,975)	(22,060,314)	(22,111,673)	(14,016,043)
A Class	(17,179,516)	(9,392,022)	(10,198,710)	(5,182,378)
C Class	(173,875)	(87,174)	(92,745)	(43,897)
R Class	(11,102,898)	(4,310,537)	(7,077,358)	(2,385,061)
R6 Class	(30,397,224)	(3,754,660)	(19,935,607)	(2,519,760)
Decrease in net assets from distributions	(137,090,628)	(63,003,921)	(81,197,787)	(35,149,158)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(144,976,267)	29,071,594	(54,154,960)	101,684,190

Net increase (decrease) in net assets	(227,324,666)	140,780,942	(98,584,457)	181,381,850

Net Assets
Beginning of period	1,900,086,250	1,759,305,308	1,224,894,824	1,043,512,974
End of period	$1,672,761,584	$1,900,086,250	$1,126,310,367	$1,224,894,824

(1)
Prior periods presentation has been updated to reflect the current period combination of distributions to shareholders from net investment income and net realized gains. For One Choice 2045 Portfolio, distributions from net investment income were $(12,337,977), $(12,238,201), $(4,556,355), $(35,540), $(1,934,547) and $(3,723,344) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively. For One Choice 2045 Portfolio, distributions from net realized gains were $(11,061,237), $(9,822,113), $(4,835,667), $(51,634), $(2,375,990) and $(31,316) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively.

For One Choice 2050 Portfolio, distributions from net investment income were $(6,540,302), $(8,860,404), $(2,931,806), $(20,892), $(1,273,577) and $(2,484,853) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively. For One Choice 2050 Portfolio, distributions from net realized gains were $(4,461,717), $(5,155,639), $(2,250,572), $(23,005), $(1,111,484) and $(34,907) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively.

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2019 AND JULY 31, 2018
	One Choice 2055 Portfolio		One Choice 2060 Portfolio
Increase (Decrease) in Net Assets	July 31, 2019	July 31, 2018	July 31, 2019	July 31, 2018
Operations
Net investment income (loss)	$14,955,266	$11,637,536	$2,476,659	$1,120,958
Net realized gain (loss)	41,642,178	28,335,786	5,519,987	2,610,517
Change in net unrealized appreciation (depreciation)	(34,961,624)	21,204,900	(1,599,416)	2,219,481
Net increase (decrease) in net assets resulting from operations	21,635,820	61,178,222	6,397,230	5,950,956

Distributions to Shareholders
From earnings:(1)
Investor Class	(9,549,779)	(4,354,861)	(1,087,425)	(291,412)
I Class	(13,024,424)	(7,238,080)	(1,498,925)	(526,921)
A Class	(4,721,569)	(2,163,775)	(296,907)	(92,409)
C Class	(42,941)	(16,409)	(6,518)	(2,798)
R Class	(3,684,438)	(1,270,516)	(520,188)	(94,102)
R6 Class	(10,140,640)	(1,329,674)	(1,331,454)	(169,875)
Decrease in net assets from distributions	(41,163,791)	(16,373,315)	(4,741,417)	(1,177,517)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	13,814,613	123,562,296	50,846,142	48,977,887

Net increase (decrease) in net assets	(5,713,358)	168,367,203	52,501,955	53,751,326

Net Assets
Beginning of period	685,804,992	517,437,789	91,494,799	37,743,473
End of period	$680,091,634	$685,804,992	$143,996,754	$91,494,799

(1)
Prior periods presentation has been updated to reflect the current period combination of distributions to shareholders from net investment income and net realized gains. For One Choice 2055 Portfolio, distributions from net investment income were $(2,783,190), $(4,823,234), $(1,296,975), $(8,911), $(711,004) and $(1,329,674) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively. For One Choice 2055 Portfolio, distributions from net realized gains were $(1,571,671), $(2,414,846), $(866,800), $(7,498) and $(559,512) for Investor Class, I Class, A Class, C Class and R Class, respectively.

For One Choice 2060 Portfolio, distributions from net investment income were $(232,509), $(425,378), $(70,482), $(2,446), $(71,497) and $(169,875) for Investor Class, I Class, A Class, C Class, R Class and R6 Class, respectively. For One Choice 2060 Portfolio, distributions from net realized gains were $(58,903), $(101,543), $(21,927), $(352) and $(22,605) for Investor Class, I Class, A Class, C Class and R Class, respectively.

See Notes to Financial Statements.

Notes to Financial Statements

JULY 31, 2019

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice In Retirement Portfolio, One Choice 2020 Portfolio, One Choice 2025 Portfolio, One Choice 2030 Portfolio, One Choice 2035 Portfolio, One Choice 2040 Portfolio, One Choice 2045 Portfolio, One Choice 2050 Portfolio, One Choice 2055 Portfolio and One Choice 2060 Portfolio (collectively, the funds) are ten funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. The investment objective of One Choice In Retirement Portfolio is to seek current income. Capital appreciation is a secondary objective. The investment objective of each of the nine target date One Choice Portfolios is to seek the highest total return consistent with its asset mix. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target date, its target allocation will become fixed and will match that of One Choice In Retirement Portfolio.

The funds offer the Investor Class, I Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the R6 Class commenced on October 23, 2017 for each of the funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function. Investments in the underlying funds are valued at their reported NAV.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice In Retirement Portfolio. Distributions from net investment income, if any, are generally declared and paid annually for the nine target date One Choice Portfolios. Distributions from net realized gains, if any, are generally declared and paid annually for all funds. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the funds, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each class of each fund and paid monthly in arrears. The difference in the management fee among the classes of each fund is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each fund’s assets, which do not vary by class. Each year, the Board of Directors will approve a new management fee rate to be applied December 1st. The fee rate will be based on the most conservative neutral mix of the underlying funds as estimated by the portfolio managers for the upcoming year, and adjusted for each class to reflect such class’s separate arrangements for shareholder services. During the period ended July 31, 2019, the investment advisor agreed to waive a portion of each class of each fund’s management fee. The investment advisor expects these waivers to continue until November 30, 2019 and cannot terminate them prior to such date without the approval of the Board of Directors.

From August 1, 2018 until November 30, 2018, the annual management fee and the fee waiver for each class of each fund was as follows:

	Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.76%	0.58%	0.51%	0.02%	0.04%	0.12%
One Choice 2020 Portfolio	0.76%	0.59%	0.52%	0.02%	0.05%	0.13%
One Choice 2025 Portfolio	0.80%	0.61%	0.53%	0.04%	0.05%	0.12%
One Choice 2030 Portfolio	0.83%	0.64%	0.56%	0.05%	0.06%	0.13%
One Choice 2035 Portfolio	0.85%	0.66%	0.58%	0.04%	0.05%	0.12%
One Choice 2040 Portfolio	0.88%	0.69%	0.60%	0.05%	0.06%	0.12%
One Choice 2045 Portfolio	0.90%	0.71%	0.61%	0.04%	0.05%	0.10%
One Choice 2050 Portfolio	0.93%	0.73%	0.63%	0.05%	0.05%	0.10%
One Choice 2055 Portfolio	0.94%	0.74%	0.64%	0.06%	0.06%	0.11%
One Choice 2060 Portfolio	0.94%	0.74%	0.64%	0.06%	0.06%	0.11%

Effective December 1, 2018, the annual management fee and the fee waiver for each class of each fund are as follows:

	Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.77%	0.59%	0.52%	0.03%	0.05%	0.13%
One Choice 2020 Portfolio	0.77%	0.59%	0.52%	0.03%	0.05%	0.13%
One Choice 2025 Portfolio	0.80%	0.62%	0.54%	0.04%	0.06%	0.13%
One Choice 2030 Portfolio	0.83%	0.64%	0.56%	0.05%	0.06%	0.13%
One Choice 2035 Portfolio	0.86%	0.67%	0.58%	0.05%	0.06%	0.12%
One Choice 2040 Portfolio	0.89%	0.70%	0.61%	0.06%	0.07%	0.13%
One Choice 2045 Portfolio	0.92%	0.72%	0.63%	0.06%	0.06%	0.12%
One Choice 2050 Portfolio	0.94%	0.74%	0.64%	0.06%	0.06%	0.11%
One Choice 2055 Portfolio	0.95%	0.75%	0.65%	0.07%	0.07%	0.12%
One Choice 2060 Portfolio	0.96%	0.76%	0.65%	0.08%	0.08%	0.12%

For the period ended July 31, 2019, the effective annual management fee, the fee waiver and the effective annual management fee after waiver for each class of each fund are as follows:

	Effective Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.77%	0.59%	0.52%	0.03%	0.05%	0.13%
One Choice 2020 Portfolio	0.77%	0.59%	0.52%	0.03%	0.05%	0.13%
One Choice 2025 Portfolio	0.80%	0.62%	0.54%	0.04%	0.06%	0.13%
One Choice 2030 Portfolio	0.83%	0.64%	0.56%	0.05%	0.06%	0.13%
One Choice 2035 Portfolio	0.86%	0.67%	0.58%	0.05%	0.06%	0.12%
One Choice 2040 Portfolio	0.89%	0.70%	0.61%	0.06%	0.07%	0.13%
One Choice 2045 Portfolio	0.91%	0.72%	0.62%	0.05%	0.06%	0.11%
One Choice 2050 Portfolio	0.94%	0.74%	0.64%	0.06%	0.06%	0.11%
One Choice 2055 Portfolio	0.95%	0.75%	0.65%	0.07%	0.07%	0.12%
One Choice 2060 Portfolio	0.95%	0.75%	0.65%	0.07%	0.07%	0.12%

	Effective Annual Management Fee After Waiver
	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.74%	0.54%	0.39%
One Choice 2020 Portfolio	0.74%	0.54%	0.39%
One Choice 2025 Portfolio	0.76%	0.56%	0.41%
One Choice 2030 Portfolio	0.78%	0.58%	0.43%
One Choice 2035 Portfolio	0.81%	0.61%	0.46%
One Choice 2040 Portfolio	0.83%	0.63%	0.48%
One Choice 2045 Portfolio	0.86%	0.66%	0.51%
One Choice 2050 Portfolio	0.88%	0.68%	0.53%
One Choice 2055 Portfolio	0.88%	0.68%	0.53%
One Choice 2060 Portfolio	0.88%	0.68%	0.53%

The total amount of the waiver for each class of each fund for the period ended July 31, 2019 is as follows:

	Investor Class	I Class	A Class	C Class	R Class	R6 Class
One Choice In Retirement Portfolio	$196,693	$133,270	$47,705	$1,291	$38,078	$304,399
One Choice 2020 Portfolio	$153,991	$257,426	$59,646	$1,523	$36,774	$419,035
One Choice 2025 Portfolio	$423,878	$392,594	$139,991	$1,936	$81,617	$574,013
One Choice 2030 Portfolio	$335,340	$412,281	$156,292	$2,138	$109,791	$562,846
One Choice 2035 Portfolio	$403,806	$360,516	$155,130	$1,716	$100,924	$466,654
One Choice 2040 Portfolio	$288,969	$324,893	$131,709	$1,103	$98,468	$448,634
One Choice 2045 Portfolio	$318,307	$241,637	$123,356	$1,388	$86,943	$337,933
One Choice 2050 Portfolio	$176,835	$171,053	$82,733	$836	$61,963	$267,716
One Choice 2055 Portfolio	$105,608	$134,917	$55,310	$540	$44,792	$164,468
One Choice 2060 Portfolio	$21,308	$25,795	$5,525	$133	$10,921	$35,237

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended July 31, 2019 are detailed in the Statements of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

4. Investment Transactions

Investment transactions for the period ended July 31, 2019 were as follows:

	One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Purchases	$301,300,604	$326,479,851	$485,820,854	$455,989,761	$428,447,818
Sales	$514,465,189	$640,058,162	$837,306,310	$658,752,339	$646,989,735

	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Purchases	$413,917,330	$369,767,059	$305,303,267	$217,138,961	$81,442,207
Sales	$506,476,130	$490,534,898	$332,469,717	$180,013,370	$24,564,399

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Year ended July 31, 2019		Year ended July 31, 2018(1)
	Shares	Amount	Shares	Amount
One Choice In Retirement Portfolio
Investor Class
Sold	12,317,769	$155,684,182	11,605,566	$154,573,237
Issued in reinvestment of distributions	3,418,850	41,130,511	1,927,963	25,569,302
Redeemed	(18,606,443)	(240,819,109)	(19,523,578)	(260,335,629)
	(2,869,824)	(44,004,416)	(5,990,049)	(80,193,090)
I Class
Sold	3,974,848	51,220,216	5,720,063	76,219,801
Issued in reinvestment of distributions	1,397,593	16,839,177	1,069,843	14,187,628
Redeemed	(12,189,208)	(157,350,115)	(17,274,804)	(230,704,930)
	(6,816,767)	(89,290,722)	(10,484,898)	(140,297,501)
A Class
Sold	2,182,562	28,218,859	3,542,401	47,250,800
Issued in reinvestment of distributions	779,852	9,358,829	515,107	6,832,250
Redeemed	(8,302,088)	(107,616,469)	(9,590,845)	(127,768,053)
	(5,339,674)	(70,038,781)	(5,533,337)	(73,685,003)
C Class
Sold	25,314	329,407	46,458	620,407
Issued in reinvestment of distributions	21,295	252,614	11,799	156,091
Redeemed	(167,019)	(2,146,872)	(270,707)	(3,588,079)
	(120,410)	(1,564,851)	(212,450)	(2,811,581)
R Class
Sold	1,587,077	20,518,114	1,890,925	25,155,789
Issued in reinvestment of distributions	617,044	7,378,623	328,587	4,353,523
Redeemed	(3,246,137)	(42,210,473)	(4,451,032)	(59,230,690)
	(1,042,016)	(14,313,736)	(2,231,520)	(29,721,378)
R6 Class
Sold	9,668,966	103,403,980	8,092,472	90,646,126
Issued in connection with reorganization (Note 8)	—	—	18,153,611	201,544,137
Issued in reinvestment of distributions	1,785,674	17,788,279	437,962	4,863,398
Redeemed	(11,834,255)	(126,621,526)	(5,662,671)	(63,263,366)
	(379,615)	(5,429,267)	21,021,374	233,790,295
Net increase (decrease)	(16,568,306)	$(224,641,773)	(3,430,880)	$(92,918,258)

(1)	October 23, 2017 (commencement of sale) through July 31, 2018 for the R6 Class.

	Year ended July 31, 2019		Year ended July 31, 2018(1)
	Shares	Amount	Shares	Amount
One Choice 2020 Portfolio
Investor Class
Sold	10,343,787	$122,159,216	9,803,881	$123,061,949
Issued in reinvestment of distributions	3,306,794	36,672,350	1,720,974	21,465,457
Redeemed	(20,094,080)	(244,649,128)	(19,118,243)	(240,611,057)
	(6,443,499)	(85,817,562)	(7,593,388)	(96,083,651)
I Class
Sold	7,297,197	88,634,071	9,664,113	121,456,759
Issued in reinvestment of distributions	3,196,148	35,445,277	1,900,731	23,706,160
Redeemed	(24,278,828)	(294,741,372)	(22,082,953)	(278,125,145)
	(13,785,483)	(170,662,024)	(10,518,109)	(132,962,226)
A Class
Sold	2,623,221	31,755,088	3,703,137	46,473,681
Issued in reinvestment of distributions	1,247,078	13,830,089	691,394	8,624,490
Redeemed	(10,711,028)	(130,092,822)	(10,647,197)	(133,580,678)
	(6,840,729)	(84,507,645)	(6,252,666)	(78,482,507)
C Class
Sold	33,078	399,759	112,814	1,418,046
Issued in reinvestment of distributions	29,217	324,888	12,923	161,663
Redeemed	(158,093)	(1,923,765)	(243,083)	(3,058,828)
	(95,798)	(1,199,118)	(117,346)	(1,479,119)
R Class
Sold	2,435,331	29,567,980	2,160,053	27,094,413
Issued in reinvestment of distributions	733,126	8,130,365	315,542	3,936,799
Redeemed	(3,670,133)	(44,708,584)	(4,366,318)	(54,725,348)
	(501,676)	(7,010,239)	(1,890,723)	(23,694,136)
R6 Class
Sold	13,039,605	144,474,426	10,286,629	119,091,935
Issued in connection with reorganization (Note 8)	—	—	23,968,200	274,310,194
Issued in reinvestment of distributions	2,369,001	23,950,596	326,295	3,752,387
Redeemed	(12,321,942)	(135,970,007)	(8,188,901)	(94,836,482)
	3,086,664	32,455,015	26,392,223	302,318,034
Net increase (decrease)	(24,580,521)	$(316,741,573)	19,991	$(30,383,605)

(1)	October 23, 2017 (commencement of sale) through July 31, 2018 for the R6 Class.

	Year ended July 31, 2019		Year ended July 31, 2018(1)
	Shares	Amount	Shares	Amount
One Choice 2025 Portfolio
Investor Class
Sold	10,407,754	$150,880,335	12,262,599	$182,715,678
Issued in reinvestment of distributions	5,086,034	66,627,052	2,729,764	40,342,266
Redeemed	(25,616,238)	(368,698,222)	(21,682,979)	(324,052,487)
	(10,122,450)	(151,190,835)	(6,690,616)	(100,994,543)
I Class
Sold	9,648,817	138,440,650	10,462,391	156,076,626
Issued in reinvestment of distributions	3,442,380	45,095,173	2,124,561	31,394,111
Redeemed	(25,459,877)	(363,652,131)	(23,483,099)	(350,747,264)
	(12,368,680)	(180,116,308)	(10,896,147)	(163,276,527)
A Class
Sold	4,031,682	58,229,131	7,323,008	109,261,764
Issued in reinvestment of distributions	1,526,871	20,002,016	904,905	13,380,104
Redeemed	(13,614,754)	(196,643,728)	(14,446,184)	(215,530,493)
	(8,056,201)	(118,412,581)	(6,218,271)	(92,888,625)
C Class
Sold	35,985	518,145	67,427	1,003,167
Issued in reinvestment of distributions	19,828	260,338	11,345	168,079
Redeemed	(111,460)	(1,614,976)	(198,205)	(2,977,672)
	(55,647)	(836,493)	(119,433)	(1,806,426)
R Class
Sold	3,453,571	49,689,694	3,068,287	45,709,724
Issued in reinvestment of distributions	857,520	11,233,516	386,300	5,710,629
Redeemed	(4,011,642)	(58,100,351)	(4,550,001)	(67,800,436)
	299,449	2,822,859	(1,095,414)	(16,380,083)
R6 Class
Sold	19,677,835	221,417,643	12,863,221	152,979,567
Issued in connection with reorganization (Note 8)	—	—	30,536,410	358,582,561
Issued in reinvestment of distributions	3,579,869	36,478,860	479,092	5,653,282
Redeemed	(16,246,680)	(182,636,105)	(8,450,178)	(100,507,433)
	7,011,024	75,260,398	35,428,545	416,707,977
Net increase (decrease)	(23,292,505)	$(372,472,960)	10,408,664	$41,361,773

(1)	October 23, 2017 (commencement of sale) through July 31, 2018 for the R6 Class.

	Year ended July 31, 2019		Year ended July 31, 2018(1)
	Shares	Amount	Shares	Amount
One Choice 2030 Portfolio
Investor Class
Sold	13,650,132	$166,664,496	11,500,406	$149,681,071
Issued in reinvestment of distributions	3,650,962	41,401,910	1,776,055	22,945,173
Redeemed	(19,725,164)	(248,576,989)	(19,182,424)	(250,452,231)
	(2,424,070)	(40,510,583)	(5,905,963)	(77,825,987)
I Class
Sold	10,482,457	131,279,820	13,568,008	176,858,941
Issued in reinvestment of distributions	4,128,820	46,779,529	2,184,151	28,192,183
Redeemed	(28,803,144)	(360,055,153)	(22,110,451)	(288,720,391)
	(14,191,867)	(181,995,804)	(6,358,292)	(83,669,267)
A Class
Sold	4,354,595	54,550,248	5,286,407	68,738,181
Issued in reinvestment of distributions	1,603,654	18,169,405	827,178	10,676,654
Redeemed	(13,184,142)	(165,346,090)	(11,227,440)	(146,210,818)
	(7,225,893)	(92,626,437)	(5,113,855)	(66,795,983)
C Class
Sold	41,406	519,772	27,503	369,615
Issued in reinvestment of distributions	21,431	243,458	9,145	118,358
Redeemed	(49,517)	(618,393)	(195,638)	(2,559,423)
	13,320	144,837	(158,990)	(2,071,450)
R Class
Sold	4,783,628	60,019,515	4,212,985	54,816,146
Issued in reinvestment of distributions	1,123,397	12,728,079	386,935	5,000,004
Redeemed	(4,223,976)	(53,138,085)	(3,929,028)	(51,142,273)
	1,683,049	19,609,509	670,892	8,673,877
R6 Class
Sold	18,112,731	207,870,738	12,357,521	149,689,825
Issued in connection with reorganization (Note 8)	—	—	29,224,928	347,829,586
Issued in reinvestment of distributions	3,009,011	31,293,719	413,152	4,957,820
Redeemed	(15,110,408)	(173,355,732)	(8,706,185)	(105,282,838)
	6,011,334	65,808,725	33,289,416	397,194,393
Net increase (decrease)	(16,134,127)	$(229,569,753)	16,423,208	$175,505,583

(1)	October 23, 2017 (commencement of sale) through July 31, 2018 for the R6 Class.

	Year ended July 31, 2019		Year ended July 31, 2018(1)
	Shares	Amount	Shares	Amount
One Choice 2035 Portfolio
Investor Class
Sold	7,214,413	$113,778,395	10,054,460	$163,566,774
Issued in reinvestment of distributions	4,002,512	56,315,344	1,973,732	31,778,300
Redeemed	(19,253,179)	(302,598,112)	(14,548,780)	(237,525,717)
	(8,036,254)	(132,504,373)	(2,520,588)	(42,180,643)
I Class
Sold	8,435,406	131,016,643	9,258,147	151,139,254
Issued in reinvestment of distributions	2,918,263	41,089,146	1,658,872	26,719,811
Redeemed	(18,778,908)	(291,697,866)	(17,599,161)	(287,325,310)
	(7,425,239)	(119,592,077)	(6,682,142)	(109,466,245)
A Class
Sold	4,376,460	68,815,527	6,536,948	106,619,970
Issued in reinvestment of distributions	1,424,314	20,054,335	738,035	11,883,920
Redeemed	(11,352,853)	(178,121,434)	(11,682,032)	(190,431,504)
	(5,552,079)	(89,251,572)	(4,407,049)	(71,927,614)
C Class
Sold	17,217	268,998	34,275	563,230
Issued in reinvestment of distributions	14,396	202,695	8,148	131,345
Redeemed	(31,367)	(491,651)	(169,261)	(2,784,558)
	246	(19,958)	(126,838)	(2,089,983)
R Class
Sold	3,736,172	58,568,310	3,392,872	55,254,197
Issued in reinvestment of distributions	864,660	12,174,392	354,236	5,709,391
Redeemed	(3,792,954)	(59,784,920)	(4,029,387)	(65,683,503)
	807,878	10,957,782	(282,279)	(4,719,915)
R6 Class
Sold	16,442,533	190,278,574	11,589,414	143,203,649
Issued in connection with reorganization (Note 8)	—	—	23,818,903	288,716,133
Issued in reinvestment of distributions	3,267,527	33,688,207	410,186	5,008,367
Redeemed	(12,888,407)	(149,306,605)	(7,130,445)	(87,851,538)
	6,821,653	74,660,176	28,688,058	349,076,611
Net increase (decrease)	(13,383,795)	$(255,750,022)	14,669,162	$118,692,211

(1)	October 23, 2017 (commencement of sale) through July 31, 2018 for the R6 Class.

	Year ended July 31, 2019		Year ended July 31, 2018(1)
	Shares	Amount	Shares	Amount
One Choice 2040 Portfolio
Investor Class
Sold	9,461,201	$121,437,831	8,782,001	$120,529,807
Issued in reinvestment of distributions	3,047,936	35,630,379	1,385,085	18,821,603
Redeemed	(14,459,873)	(191,681,179)	(13,769,845)	(189,684,315)
	(1,950,736)	(34,612,969)	(3,602,759)	(50,332,905)
I Class
Sold	7,857,823	103,136,624	9,774,939	134,504,223
Issued in reinvestment of distributions	3,153,751	36,867,354	1,630,794	22,148,751
Redeemed	(18,600,344)	(244,223,397)	(18,851,039)	(259,382,854)
	(7,588,770)	(104,219,419)	(7,445,306)	(102,729,880)
A Class
Sold	3,507,017	46,191,468	4,225,810	57,956,265
Issued in reinvestment of distributions	1,313,405	15,353,700	606,268	8,237,079
Redeemed	(9,389,845)	(123,409,668)	(8,097,444)	(111,250,702)
	(4,569,423)	(61,864,500)	(3,265,366)	(45,057,358)
C Class
Sold	25,474	336,584	33,785	465,504
Issued in reinvestment of distributions	10,936	127,845	6,327	86,003
Redeemed	(37,136)	(485,250)	(184,254)	(2,525,671)
	(726)	(20,821)	(144,142)	(1,974,164)
R Class
Sold	3,806,102	49,970,603	3,837,569	52,723,438
Issued in reinvestment of distributions	966,386	11,297,048	308,552	4,194,298
Redeemed	(3,250,920)	(42,740,181)	(3,279,946)	(45,031,427)
	1,521,568	18,527,470	866,175	11,886,309
R6 Class
Sold	14,032,452	166,491,910	10,811,475	136,346,273
Issued in connection with reorganization (Note 8)	—	—	20,742,097	255,359,021
Issued in reinvestment of distributions	2,778,555	29,230,396	329,974	4,108,184
Redeemed	(11,033,844)	(130,000,488)	(6,341,019)	(79,718,800)
	5,777,163	65,721,818	25,542,527	316,094,678
Net increase (decrease)	(6,810,924)	$(116,468,421)	11,951,129	$127,886,680

(1)	October 23, 2017 (commencement of sale) through July 31, 2018 for the R6 Class.

	Year ended July 31, 2019		Year ended July 31, 2018(1)
	Shares	Amount	Shares	Amount
One Choice 2045 Portfolio
Investor Class
Sold	5,272,784	$87,382,532	7,347,673	$126,631,401
Issued in reinvestment of distributions	3,101,580	45,127,990	1,369,980	23,323,096
Redeemed	(13,354,060)	(221,442,706)	(11,023,875)	(190,907,874)
	(4,979,696)	(88,932,184)	(2,306,222)	(40,953,377)
I Class
Sold	6,165,788	101,441,477	7,078,461	122,526,970
Issued in reinvestment of distributions	2,187,387	31,848,359	1,264,920	21,543,789
Redeemed	(13,162,550)	(215,589,463)	(17,191,474)	(296,345,244)
	(4,809,375)	(82,299,627)	(8,848,093)	(152,274,485)
A Class
Sold	3,219,039	53,288,463	4,634,950	80,175,011
Issued in reinvestment of distributions	1,085,222	15,789,983	493,620	8,405,016
Redeemed	(8,113,095)	(133,940,413)	(7,749,391)	(133,953,639)
	(3,808,834)	(64,861,967)	(2,620,821)	(45,373,612)
C Class
Sold	29,283	479,059	50,197	864,465
Issued in reinvestment of distributions	11,859	172,546	5,084	86,607
Redeemed	(51,454)	(838,387)	(93,369)	(1,629,469)
	(10,312)	(186,782)	(38,088)	(678,397)
R Class
Sold	3,245,405	53,494,936	2,765,707	47,819,108
Issued in reinvestment of distributions	743,538	10,825,901	244,843	4,173,493
Redeemed	(2,815,058)	(46,646,824)	(2,556,735)	(44,131,231)
	1,173,885	17,674,013	453,815	7,861,370
R6 Class
Sold	12,874,955	152,206,949	9,667,730	124,041,321
Issued in connection with reorganization (Note 8)	—	—	15,697,129	195,971,413
Issued in reinvestment of distributions	2,941,024	30,292,546	297,517	3,754,660
Redeemed	(9,229,602)	(108,869,215)	(4,960,826)	(63,277,299)
	6,586,377	73,630,280	20,701,550	260,490,095
Net increase (decrease)	(5,847,955)	$(144,976,267)	7,342,141	$29,071,594

(1)	October 23, 2017 (commencement of sale) through July 31, 2018 for the R6 Class.

	Year ended July 31, 2019		Year ended July 31, 2018(1)
	Shares	Amount	Shares	Amount
One Choice 2050 Portfolio
Investor Class
Sold	6,231,371	$83,160,808	6,584,468	$92,525,782
Issued in reinvestment of distributions	1,839,650	21,781,459	791,407	10,994,051
Redeemed	(9,380,238)	(127,051,239)	(9,620,934)	(135,484,267)
	(1,309,217)	(22,108,972)	(2,245,059)	(31,964,434)
I Class
Sold	5,999,441	81,097,192	7,710,497	108,663,170
Issued in reinvestment of distributions	1,865,557	22,106,847	1,008,092	14,016,043
Redeemed	(13,212,974)	(177,933,170)	(12,998,582)	(183,491,330)
	(5,347,976)	(74,729,131)	(4,279,993)	(60,812,117)
A Class
Sold	3,104,457	41,899,244	3,562,682	50,068,183
Issued in reinvestment of distributions	749,887	8,878,662	332,474	4,621,258
Redeemed	(6,437,256)	(87,173,141)	(5,758,803)	(80,914,218)
	(2,582,912)	(36,395,235)	(1,863,647)	(26,224,777)
C Class
Sold	12,891	171,213	20,258	286,973
Issued in reinvestment of distributions	7,826	92,738	3,154	43,897
Redeemed	(19,610)	(259,343)	(52,484)	(739,399)
	1,107	4,608	(29,072)	(408,529)
R Class
Sold	3,239,087	43,662,997	2,551,784	35,924,708
Issued in reinvestment of distributions	574,453	6,807,248	163,945	2,282,086
Redeemed	(2,222,567)	(30,112,783)	(2,130,659)	(29,959,931)
	1,590,973	20,357,462	585,070	8,246,863
R6 Class
Sold	10,743,309	131,170,437	8,616,267	112,055,359
Issued in connection with reorganization (Note 8)	—	—	11,953,835	150,503,976
Issued in reinvestment of distributions	1,862,614	19,874,094	197,164	2,519,760
Redeemed	(7,578,519)	(92,328,223)	(4,033,823)	(52,231,911)
	5,027,404	58,716,308	16,733,443	212,847,184
Net increase (decrease)	(2,620,621)	$(54,154,960)	8,900,742	$101,684,190

(1)	October 23, 2017 (commencement of sale) through July 31, 2018 for the R6 Class.

	Year ended July 31, 2019		Year ended July 31, 2018(1)
	Shares	Amount	Shares	Amount
One Choice 2055 Portfolio
Investor Class
Sold	3,474,939	$50,754,507	4,550,840	$68,503,924
Issued in reinvestment of distributions	746,124	9,542,925	291,907	4,351,173
Redeemed	(4,958,892)	(72,766,045)	(3,597,358)	(54,382,340)
	(737,829)	(12,468,613)	1,245,389	18,472,757
I Class
Sold	4,710,508	68,421,932	6,022,151	90,887,773
Issued in reinvestment of distributions	1,009,640	12,903,195	483,543	7,202,839
Redeemed	(6,909,212)	(99,332,629)	(7,959,355)	(119,847,805)
	(1,189,064)	(18,007,502)	(1,453,661)	(21,757,193)
A Class
Sold	2,068,614	30,076,091	2,899,456	43,752,550
Issued in reinvestment of distributions	353,028	4,511,694	137,097	2,043,238
Redeemed	(3,110,146)	(45,356,481)	(2,967,655)	(44,734,574)
	(688,504)	(10,768,696)	68,898	1,061,214
C Class
Sold	9,625	138,503	14,834	223,382
Issued in reinvestment of distributions	3,371	42,941	1,103	16,409
Redeemed	(8,628)	(117,433)	(16,427)	(245,651)
	4,368	64,011	(490)	(5,860)
R Class
Sold	2,118,478	30,798,261	1,791,015	27,046,167
Issued in reinvestment of distributions	280,345	3,585,617	82,270	1,228,406
Redeemed	(1,557,481)	(22,679,796)	(1,238,947)	(18,772,588)
	841,342	11,704,082	634,338	9,501,985
R6 Class
Sold	6,886,852	86,464,787	4,723,557	62,774,188
Issued in connection with reorganization (Note 8)	—	—	6,002,906	77,270,775
Issued in reinvestment of distributions	923,717	10,133,180	101,734	1,329,659
Redeemed	(4,282,217)	(53,306,636)	(1,893,461)	(25,085,229)
	3,528,352	43,291,331	8,934,736	116,289,393
Net increase (decrease)	1,758,665	$13,814,613	9,429,210	$123,562,296

(1)	October 23, 2017 (commencement of sale) through July 31, 2018 for the R6 Class.

	Year ended July 31, 2019		Year ended July 31, 2018(1)
	Shares	Amount	Shares	Amount
One Choice 2060 Portfolio
Investor Class
Sold	1,971,640	$24,343,280	1,276,662	$16,445,276
Issued in reinvestment of distributions	98,055	1,087,425	22,839	290,838
Redeemed	(903,178)	(11,237,377)	(561,168)	(7,163,031)
	1,166,517	14,193,328	738,333	9,573,083
I Class
Sold	2,004,673	25,174,873	1,686,014	21,678,110
Issued in reinvestment of distributions	135,038	1,498,925	41,422	526,921
Redeemed	(1,418,544)	(17,668,226)	(892,577)	(11,486,982)
	721,167	9,005,572	834,859	10,718,049
A Class
Sold	426,865	5,364,694	422,036	5,411,518
Issued in reinvestment of distributions	26,657	295,629	7,131	90,877
Redeemed	(316,351)	(3,936,016)	(249,125)	(3,174,066)
	137,171	1,724,307	180,042	2,328,329
C Class
Sold	1,419	16,945	12,052	154,576
Issued in reinvestment of distributions	590	6,518	220	2,798
Redeemed	(1,879)	(23,469)	(3,659)	(47,640)
	130	(6)	8,613	109,734
R Class
Sold	983,904	12,354,354	574,578	7,402,286
Issued in reinvestment of distributions	46,682	517,688	7,331	93,499
Redeemed	(237,345)	(2,982,444)	(104,405)	(1,349,253)
	793,241	9,889,598	477,504	6,146,532
R6 Class
Sold	2,382,348	29,942,219	1,129,000	14,720,506
Issued in connection with reorganization (Note 8)	—	—	769,462	9,719,182
Issued in reinvestment of distributions	119,728	1,331,372	13,210	169,875
Redeemed	(1,203,271)	(15,240,248)	(344,229)	(4,507,403)
	1,298,805	16,033,343	1,567,443	20,102,160
Net increase (decrease)	4,117,031	$50,846,142	3,806,794	$48,977,887

(1)	October 23, 2017 (commencement of sale) through July 31, 2018 for the R6 Class.

6. Fair Value Measurements

The funds’ investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

7. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2019 and July 31, 2018 were as follows:

	2019		2018
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
One Choice In Retirement Portfolio	$41,314,374	$53,656,988	$35,577,346	$22,027,982
One Choice 2020 Portfolio	$48,313,653	$71,464,155	$39,159,461	$23,301,806
One Choice 2025 Portfolio	$76,349,466	$106,264,633	$57,737,007	$41,022,883
One Choice 2030 Portfolio	$62,907,944	$90,082,272	$46,541,801	$26,509,018
One Choice 2035 Portfolio	$64,275,813	$102,739,253	$49,323,009	$34,074,839
One Choice 2040 Portfolio	$45,509,830	$85,016,418	$35,499,069	$23,067,783
One Choice 2045 Portfolio	$42,473,552	$94,617,076	$35,682,760	$27,321,161
One Choice 2050 Portfolio	$26,681,102	$54,516,685	$22,642,360	$12,506,798
One Choice 2055 Portfolio	$15,024,358	$26,139,433	$11,129,736	$5,243,579
One Choice 2060 Portfolio	$2,391,573	$2,349,844	$1,014,147	$163,370

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

The reclassifications, which are primarily due to tax equalization, were as follows:

	One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Capital	$11,625,701	$14,860,375	$24,724,414	$21,135,660	$25,642,967
Distributable earnings	$(11,625,701)	$(14,860,375)	$(24,724,414)	$(21,135,660)	$(25,642,967)

	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Capital	$19,696,768	$22,345,089	$14,411,359	$7,919,810	$1,322,217
Distributable earnings	$(19,696,768)	$(22,345,089)	$(14,411,359)	$(7,919,810)	$(1,322,217)

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Federal tax cost of investments	$1,334,312,315	$1,492,635,347	$2,303,347,640	$2,047,895,514	$2,062,667,791
Gross tax appreciation of investments	$179,756,943	$176,505,437	$333,178,503	$224,583,021	$304,244,928
Gross tax depreciation of investments	(2,694,621)	(2,085,823)	(6,623,846)	(6,051,044)	(6,189,722)
Net tax appreciation (depreciation) of investments	$177,062,322	$174,419,614	$326,554,657	$218,531,977	$298,055,206
Undistributed ordinary income	—	$4,769,581	$8,115,724	$5,461,677	$4,639,155
Accumulated long-term gains	$63,642,146	$74,669,443	$125,184,345	$109,667,210	$133,145,109

	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Federal tax cost of investments	$1,563,878,965	$1,451,418,298	$1,020,011,158	$644,774,947	$142,507,966
Gross tax appreciation of investments	$179,083,128	$223,717,224	$107,728,513	$37,919,699	$2,960,890
Gross tax depreciation of investments	(2,585,764)	(2,375,987)	(1,430,387)	(2,604,067)	(1,472,011)
Net tax appreciation (depreciation) of investments	$176,497,364	$221,341,237	$106,298,126	$35,315,632	$1,488,879
Undistributed ordinary income	$2,928,477	$1,988,703	$277,970	$111,634	$6,305
Accumulated long-term gains	$100,435,879	$110,158,078	$72,505,400	$41,291,226	$7,072,404
Post-October capital loss deferral	—	—	—	—	$(80,912)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The loss deferrals represent certain qualified losses that the funds have elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

8. Reorganization

On June 29, 2017, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of each One Choice® Target Date Portfolio R6, ten funds in a series issued by the corporation, were transferred to the corresponding One Choice Target Date Portfolio in exchange for shares of the R6 Class of the corresponding One Choice Target Date Portfolio. The purpose of the transaction was to reduce the number of One Choice Target Date Portfolios by merging each One Choice Target Date Portfolio R6 into its corresponding One Choice Target Date Portfolio. The financial statements and performance history of each One Choice Target Date Portfolio survived after the reorganization. The reorganization was effective at the close of the NYSE on October 20, 2017.

The reorganization was accomplished by a tax-free exchange of shares. On October 20, 2017, each One Choice Target Date Portfolio R6 exchanged its shares for shares of each corresponding One Choice Target Date Portfolio as follows:

Original Fund	Shares Exchanged	New Fund/Class	Shares Received
One Choice® In Retirement Portfolio R6	18,153,611	One Choice In Retirement Portfolio - R6 Class	18,153,611
One Choice® 2020 Portfolio R6	23,968,200	One Choice 2020 Portfolio - R6 Class	23,968,200
One Choice® 2025 Portfolio R6	30,536,410	One Choice 2025 Portfolio - R6 Class	30,536,410
One Choice® 2030 Portfolio R6	29,224,928	One Choice 2030 Portfolio - R6 Class	29,224,928
One Choice® 2035 Portfolio R6	23,818,903	One Choice 2035 Portfolio - R6 Class	23,818,903
One Choice® 2040 Portfolio R6	20,742,097	One Choice 2040 Portfolio - R6 Class	20,742,097
One Choice® 2045 Portfolio R6	15,697,129	One Choice 2045 Portfolio - R6 Class	15,697,129
One Choice® 2050 Portfolio R6	11,953,835	One Choice 2050 Portfolio - R6 Class	11,953,835
One Choice® 2055 Portfolio R6	6,002,906	One Choice 2055 Portfolio - R6 Class	6,002,906
One Choice® 2060 Portfolio R6	769,462	One Choice 2060 Portfolio - R6 Class	769,462

The net assets of each fund immediately before and immediately after the reorganization were as follows:

Original Fund	Original Fund Net Assets Before Reorganization	New Fund	New Fund Net Assets Before Reorganization	Combined Net Assets after Reorganization
One Choice In Retirement Portfolio R6	$201,544,137	One Choice In Retirement Portfolio	$1,785,403,554	$1,986,947,691
One Choice 2020 Portfolio R6	$274,310,194	One Choice 2020 Portfolio	$1,993,619,895	$2,267,930,089
One Choice 2025 Portfolio R6	$358,582,561	One Choice 2025 Portfolio	$2,941,695,743	$3,300,278,304
One Choice 2030 Portfolio R6	$347,829,586	One Choice 2030 Portfolio	$2,312,862,779	$2,660,692,365
One Choice 2035 Portfolio R6	$288,716,133	One Choice 2035 Portfolio	$2,494,139,862	$2,782,855,995
One Choice 2040 Portfolio R6	$255,359,021	One Choice 2040 Portfolio	$1,714,424,522	$1,969,783,543
One Choice 2045 Portfolio R6	$195,971,413	One Choice 2045 Portfolio	$1,788,597,455	$1,984,568,868
One Choice 2050 Portfolio R6	$150,503,976	One Choice 2050 Portfolio	$1,074,329,771	$1,224,833,747
One Choice 2055 Portfolio R6	$77,270,775	One Choice 2055 Portfolio	$553,006,019	$630,276,794
One Choice 2060 Portfolio R6	$9,719,182	One Choice 2060 Portfolio	$43,744,335	$53,463,517

The following unrealized appreciation (depreciation) of each One Choice Target Date Portfolio R6 was combined with that of each One Choice Target Date Portfolio.

Original Fund	Original Fund Unrealized Appreciation (Depreciation)
One Choice In Retirement Portfolio R6	$13,940,257
One Choice 2020 Portfolio R6	$20,427,493
One Choice 2025 Portfolio R6	$28,297,175
One Choice 2030 Portfolio R6	$30,630,214
One Choice 2035 Portfolio R6	$27,567,558
One Choice 2040 Portfolio R6	$26,095,880
One Choice 2045 Portfolio R6	$21,845,945
One Choice 2050 Portfolio R6	$16,183,747
One Choice 2055 Portfolio R6	$9,374,875
One Choice 2060 Portfolio R6	$837,781

Assuming the reorganization had been completed on August 1, 2017, the beginning of the annual reporting period, the pro forma results of operations for the period ended July 31, 2018 for each fund are as follows:

	Net Investment Income (Loss)	Net Realized And Unrealized Gain (Loss)	Net Increase (Decrease) In Net Assets Resulting From Operations
One Choice In Retirement Portfolio	$36,138,933	$66,886,649	$103,025,582
One Choice 2020 Portfolio	$42,634,189	$83,009,322	$125,643,511
One Choice 2025 Portfolio	$63,072,509	$138,688,501	$201,761,010
One Choice 2030 Portfolio	$51,715,540	$130,223,595	$181,939,135
One Choice 2035 Portfolio	$52,763,563	$160,015,067	$212,778,630
One Choice 2040 Portfolio	$37,219,264	$131,237,364	$168,456,628
One Choice 2045 Portfolio	$36,259,675	$145,183,723	$181,443,398
One Choice 2050 Portfolio	$22,330,957	$97,989,065	$120,320,022
One Choice 2055 Portfolio	$11,783,195	$52,280,225	$64,063,420
One Choice 2060 Portfolio	$1,138,264	$5,158,811	$6,297,075

Because the combined investment portfolios have been managed as single integrated portfolios since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of each One Choice Target Date Portfolio R6 that have been included in each corresponding One Choice Target Date Portfolio's Statement of Operations since October 23, 2017.

9. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

10. Affiliated Fund Transactions
A summary of transactions for each underlying fund for the period ended July 31, 2019 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice In Retirement Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$49,848	$11,097	$13,146	$(7,425)	$40,374	2,639	$2,297	$6,825
NT Disciplined Growth Fund	24,529	10,219	7,345	(1,209)	26,194	2,079	140	3,519
NT Equity Growth Fund	164,331	37,546	60,369	(20,867)	120,641	9,057	9,627	17,150
NT Growth Fund	72,987	35,849	27,488	(3,548)	77,800	4,329	822	13,428
NT Heritage Fund	36,491	10,595	12,917	(5,576)	28,593	2,143	3,585	6,859
NT Large Company Value Fund	156,979	29,513	40,265	(9,368)	136,859	12,154	2,427	14,296
NT Mid Cap Value Fund	74,732	18,526	21,741	(10,054)	61,463	5,084	1,356	9,035
NT Small Company Fund	32,646	10,132	7,394	(6,151)	29,233	3,596	(450)	4,383
Inflation-Adjusted Bond Fund	57,124	1,165	13,799	1,550	46,040	3,955	(518)	1,165
NT Diversified Bond Fund	380,739	29,287	120,719	18,255	307,562	28,295	(4,458)	9,505
NT High Income Fund	63,808	4,202	16,167	(433)	51,410	5,316	(568)	3,571
Short Duration Inflation Protection Bond Fund	133,400	4,484	33,050	2,310	107,144	10,312	(465)	2,142
Emerging Markets Debt Fund	21,525	937	6,225	1,053	17,290	1,659	(292)	937
Global Bond Fund	148,468	10,037	41,102	2,495	119,898	11,529	94	7,862
International Bond Fund	42,040	892	9,416	140	33,656	2,557	126	764
NT Global Real Estate Fund	16,663	1,921	4,551	1,285	15,318	1,438	36	706
NT International Growth Fund	73,983	17,986	17,947	(11,249)	62,773	5,861	550	8,476
NT International Small-Mid Cap Fund	—	8,530	1,397	83	7,216	706	(34)	902
NT International Value Fund	36,930	47,123	10,502	(3,464)	70,087	7,910	(1,106)	2,904
U.S. Government Money Market Fund	176,321	11,260	35,757	—	151,824	151,824	—	3,689
	$1,763,544	$301,301	$501,297	$(52,173)	$1,511,375	272,443	$13,169	$118,118

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2020 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$57,658	$11,402	$16,184	$(8,183)	$44,693	2,921	$2,169	$7,793
NT Disciplined Growth Fund	30,549	10,057	9,175	(2,133)	29,298	2,325	667	4,102
NT Equity Growth Fund	188,087	38,975	71,576	(22,103)	133,383	10,014	8,927	19,563
NT Growth Fund	88,785	38,543	34,227	(6,945)	86,156	4,794	3,143	15,664
NT Heritage Fund	49,057	11,670	20,736	(7,620)	32,371	2,427	4,834	8,151
NT Large Company Value Fund	181,248	30,615	51,353	(9,213)	151,297	13,437	840	16,218
NT Mid Cap Value Fund	90,992	20,522	30,977	(11,411)	69,126	5,718	715	10,604
NT Small Company Fund	36,409	13,592	11,222	(6,200)	32,579	4,007	(1,204)	5,040
Inflation-Adjusted Bond Fund	73,637	1,408	24,173	2,082	52,954	4,549	(968)	1,396
NT Diversified Bond Fund	431,473	32,614	147,090	20,743	337,740	31,071	(5,628)	10,541
NT High Income Fund	75,746	4,060	22,139	(458)	57,209	5,916	(729)	4,060
Short Duration Inflation Protection Bond Fund	135,237	8,284	32,185	2,372	113,708	10,944	(490)	2,241
Emerging Markets Debt Fund	27,851	1,134	10,591	1,356	19,750	1,895	(514)	1,135
Global Bond Fund	168,189	10,707	50,490	3,006	131,412	12,636	(395)	8,849
International Bond Fund	47,823	1,009	11,635	23	37,220	2,828	224	861
NT Emerging Markets Fund	7,157	312	3,536	(2,745)	1,188	105	2,010	186
NT Global Real Estate Fund	20,844	1,448	6,629	1,399	17,062	1,602	32	832
NT International Growth Fund	84,316	17,272	19,531	(12,615)	69,442	6,484	281	9,805
NT International Small-Mid Cap Fund	1,976	9,824	2,811	(340)	8,649	846	(46)	1,191
NT International Value Fund	46,694	48,663	13,488	(4,335)	77,534	8,751	(1,368)	3,282
NT Non-U.S. Intrinsic Value Fund	—	1,965	961	(3)	1,001	100	14	7
U.S. Government Money Market Fund	187,714	12,404	36,835	—	163,283	163,283	—	3,918
	$2,031,442	$326,480	$627,544	$(63,323)	$1,667,055	296,653	$12,514	$135,439

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2025 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$88,390	$15,968	$19,000	$(11,957)	$73,401	4,797	$2,286	$12,493
NT Disciplined Growth Fund	58,066	11,199	12,348	(4,436)	52,481	4,165	1,424	7,161
NT Equity Growth Fund	277,885	52,963	82,699	(29,675)	218,474	16,402	9,215	31,271
NT Growth Fund	157,964	54,151	47,316	(9,896)	154,903	8,620	2,410	27,353
NT Heritage Fund	102,648	19,806	39,410	(17,837)	65,207	4,888	11,700	16,095
NT Large Company Value Fund	285,338	36,394	62,792	(15,233)	243,707	21,644	1,119	25,641
NT Mid Cap Value Fund	161,510	28,972	42,058	(20,787)	127,637	10,557	1,031	19,079
NT Small Company Fund	49,161	29,094	12,124	(10,024)	56,107	6,901	(1,173)	8,396
Inflation-Adjusted Bond Fund	138,218	4,531	38,334	4,102	108,517	9,323	(1,824)	2,779
NT Diversified Bond Fund	613,947	51,919	192,534	29,629	502,961	46,271	(7,522)	15,414
NT High Income Fund	125,062	7,163	31,831	(948)	99,446	10,284	(1,216)	6,878
Short Duration Inflation Protection Bond Fund	124,569	9,749	24,815	2,309	111,812	10,762	(540)	2,145
NT Emerging Markets Fund	43,400	3,919	17,553	(8,070)	21,696	1,923	3,798	2,064
NT Global Real Estate Fund	39,167	2,147	11,778	2,573	32,109	3,015	(21)	1,536
NT International Growth Fund	140,462	28,227	27,269	(21,243)	120,177	11,221	197	16,580
NT International Small-Mid Cap Fund	12,468	19,132	5,608	(2,547)	23,445	2,294	(245)	3,039
NT International Value Fund	89,915	50,782	15,646	(9,577)	115,474	13,033	(1,763)	4,791
NT Non-U.S. Intrinsic Value Fund	—	19,318	2,800	(47)	16,471	1,652	40	69
Emerging Markets Debt Fund	56,739	2,402	18,228	2,768	43,681	4,192	(938)	2,402
Global Bond Fund	239,369	16,594	65,764	5,251	195,450	18,793	(1,534)	13,005
International Bond Fund	68,066	2,334	15,711	465	55,154	4,191	(92)	1,253
U.S. Government Money Market Fund	207,872	19,057	35,337	—	191,592	191,592	—	4,472
	$3,080,216	$485,821	$820,955	$(115,180)	$2,629,902	406,520	$16,352	$223,916

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2030 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$74,856	$12,420	$13,514	$(9,017)	$64,745	4,232	$1,157	$10,555
NT Disciplined Growth Fund	59,053	9,149	13,246	(4,943)	50,013	3,969	2,240	6,522
NT Equity Growth Fund	229,344	43,263	59,214	(20,049)	193,344	14,515	4,446	26,446
NT Growth Fund	158,914	46,086	44,525	(12,605)	147,870	8,229	6,808	24,895
NT Heritage Fund	103,328	21,991	43,028	(9,925)	72,366	5,425	4,459	17,113
NT Large Company Value Fund	247,466	37,546	61,596	(9,143)	214,273	19,030	(1,872)	21,682
NT Mid Cap Value Fund	149,093	29,661	40,022	(15,048)	123,684	10,230	(2,409)	17,728
NT Small Company Fund	49,097	24,083	12,304	(9,228)	51,648	6,353	(953)	7,454
Inflation-Adjusted Bond Fund	117,118	7,124	25,894	4,124	102,472	8,803	(1,782)	2,496
NT Diversified Bond Fund	469,601	60,651	147,601	23,836	406,487	37,395	(6,012)	12,054
NT High Income Fund	107,032	7,000	22,118	(947)	90,967	9,407	(674)	6,022
Short Duration Inflation Protection Bond Fund	49,134	8,688	7,895	991	50,918	4,901	(167)	898
NT Emerging Markets Fund	57,187	8,314	17,175	(6,053)	42,273	3,748	604	3,709
NT Global Real Estate Fund	39,336	2,143	11,279	2,663	32,863	3,086	(11)	1,508
NT International Growth Fund	127,931	25,376	23,501	(18,130)	111,676	10,427	(283)	14,669
NT International Small-Mid Cap Fund	18,160	20,663	5,964	(3,703)	29,156	2,853	(258)	3,596
NT International Value Fund	91,224	21,800	10,097	(10,258)	92,669	10,459	(994)	3,613
NT Non-U.S. Intrinsic Value Fund	—	31,646	3,105	(76)	28,465	2,855	51	109
Emerging Markets Debt Fund	55,687	2,421	14,632	2,722	46,198	4,434	(765)	2,409
Global Bond Fund	183,159	18,139	47,424	4,712	158,586	15,249	(1,351)	9,967
International Bond Fund	42,435	6,211	7,059	555	42,142	3,202	(94)	854
U.S. Government Money Market Fund	127,418	11,615	25,421	—	113,612	113,612	—	2,681
	$2,556,573	$455,990	$656,614	$(89,522)	$2,266,427	302,414	$2,140	$196,980

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2035 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$87,513	$11,601	$17,838	$(11,492)	$69,784	4,561	$2,289	$11,601
NT Disciplined Growth Fund	73,054	7,905	16,796	(7,140)	57,023	4,526	3,456	7,582
NT Equity Growth Fund	245,923	36,209	51,383	(22,432)	208,317	15,639	4,865	28,975
NT Growth Fund	205,603	35,422	49,648	(22,093)	169,284	9,420	13,578	28,948
NT Heritage Fund	120,232	25,235	35,517	(11,269)	98,681	7,397	3,870	23,850
NT Large Company Value Fund	275,777	29,611	60,843	(12,369)	232,176	20,620	(496)	23,951
NT Mid Cap Value Fund	160,406	28,853	28,318	(17,986)	142,955	11,824	(1,927)	20,736
NT Small Company Fund	70,948	14,252	13,254	(13,456)	58,490	7,194	(722)	8,714
Inflation-Adjusted Bond Fund	99,314	5,801	19,510	2,940	88,545	7,607	(929)	2,166
NT Diversified Bond Fund	434,441	48,138	127,963	21,657	376,273	34,616	(5,068)	11,224
NT High Income Fund	105,523	6,895	21,802	(920)	89,696	9,276	(789)	5,969
Short Duration Inflation Protection Bond Fund	12,132	4,847	993	273	16,259	1,565	(15)	276
NT Emerging Markets Fund	74,196	28,226	19,935	(5,453)	77,034	6,829	(1,189)	6,832
NT Global Real Estate Fund	48,957	1,913	13,165	3,217	40,922	3,842	(68)	1,906
NT International Growth Fund	160,571	23,498	33,843	(25,066)	125,160	11,686	1,586	16,685
NT International Small-Mid Cap Fund	27,955	25,921	7,458	(5,853)	40,565	3,969	(455)	5,042
NT International Value Fund	113,810	10,062	25,146	(11,402)	87,324	9,856	(2,787)	3,442
NT Non-U.S. Intrinsic Value Fund	—	51,762	4,731	(133)	46,898	4,704	32	179
Emerging Markets Debt Fund	60,079	2,632	15,287	2,938	50,362	4,833	(807)	2,632
Global Bond Fund	172,252	14,923	42,727	4,372	148,820	14,310	(1,324)	9,527
International Bond Fund	13,992	4,468	1,355	290	17,395	1,322	(33)	339
U.S. Government Money Market Fund	134,898	10,274	26,412	—	118,760	118,760	—	2,824
	$2,697,576	$428,448	$633,924	$(131,377)	$2,360,723	314,356	$13,067	$223,400

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2040 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$63,007	$9,845	$11,944	$(7,558)	$53,350	3,487	$1,209	$8,518
NT Disciplined Growth Fund	58,781	7,909	15,320	(5,870)	45,500	3,611	3,233	5,768
NT Equity Growth Fund	184,257	31,116	41,376	(15,348)	158,649	11,911	3,246	21,302
NT Growth Fund	174,636	31,577	53,070	(19,151)	133,992	7,456	12,939	22,002
NT Heritage Fund	98,589	31,918	32,289	(5,316)	92,902	6,964	168	21,112
NT Large Company Value Fund	217,223	28,316	58,099	(7,731)	179,709	15,960	(1,658)	17,943
NT Mid Cap Value Fund	118,051	33,569	25,716	(12,168)	113,736	9,407	(1,936)	15,806
NT Small Company Fund	61,016	13,846	18,197	(9,944)	46,721	5,747	(1,524)	6,675
NT Emerging Markets Fund	63,968	41,512	16,729	(3,812)	84,939	7,530	(1,466)	6,987
NT Global Real Estate Fund	39,687	2,386	9,471	2,740	35,342	3,318	(24)	1,561
NT International Growth Fund	123,853	19,430	28,065	(18,069)	97,149	9,071	366	12,524
NT International Small-Mid Cap Fund	25,707	21,272	5,115	(5,339)	36,525	3,574	(384)	4,328
NT International Value Fund	90,393	8,483	31,121	(7,869)	59,886	6,759	(3,392)	2,296
NT Non-U.S. Intrinsic Value Fund	—	46,924	3,209	(124)	43,591	4,372	34	157
Inflation-Adjusted Bond Fund	51,895	4,412	10,635	1,500	47,172	4,053	(377)	1,137
NT Diversified Bond Fund	262,641	43,802	81,648	13,622	238,417	21,934	(3,216)	6,911
NT High Income Fund	65,822	6,352	12,372	(581)	59,221	6,124	(438)	3,828
Emerging Markets Debt Fund	38,776	3,171	8,373	1,942	35,516	3,408	(424)	1,792
Global Bond Fund	104,874	12,943	25,487	2,750	95,080	9,142	(683)	5,863
U.S. Government Money Market Fund	80,412	15,134	12,567	—	82,979	82,979	—	1,839
	$1,923,588	$413,917	$500,803	$(96,326)	$1,740,376	226,807	$5,673	$168,349

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2045 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$70,410	$9,158	$14,028	$(9,496)	$56,044	3,663	$2,440	$9,158
NT Disciplined Growth Fund	60,820	6,808	13,879	(5,925)	47,824	3,796	3,029	6,222
NT Equity Growth Fund	195,046	26,953	38,448	(16,931)	166,620	12,509	3,319	22,921
NT Growth Fund	189,123	28,443	53,873	(22,925)	140,768	7,833	15,604	23,710
NT Heritage Fund	113,906	25,302	32,675	(8,948)	97,585	7,315	2,486	22,787
NT Large Company Value Fund	237,214	25,006	63,236	(10,450)	188,534	16,744	(432)	19,334
NT Mid Cap Value Fund	129,054	28,947	23,913	(14,647)	119,441	9,879	(1,253)	17,042
NT Small Company Fund	58,264	11,024	9,474	(10,620)	49,194	6,051	(1,031)	7,175
NT Emerging Markets Fund	80,781	36,562	22,575	(5,551)	89,217	7,909	(1,584)	7,539
NT Global Real Estate Fund	44,165	1,874	12,045	2,906	36,900	3,465	(159)	1,683
NT International Growth Fund	128,282	20,132	26,929	(19,227)	102,258	9,548	374	13,603
NT International Small-Mid Cap Fund	31,637	19,069	5,649	(6,698)	38,359	3,753	(490)	4,650
NT International Value Fund	94,013	7,775	36,718	(7,727)	57,343	6,472	(3,931)	2,269
NT Non-U.S. Intrinsic Value Fund	—	57,109	5,967	(141)	51,001	5,115	46	189
Inflation-Adjusted Bond Fund	43,065	3,794	9,015	1,263	39,107	3,360	(345)	960
NT Diversified Bond Fund	218,898	32,993	65,326	11,062	197,627	18,181	(2,367)	5,803
NT High Income Fund	54,566	5,115	10,179	(495)	49,007	5,068	(426)	3,217
Emerging Markets Debt Fund	32,175	2,830	7,077	1,621	29,549	2,836	(365)	1,505
Global Bond Fund	86,526	11,096	20,825	2,090	78,887	7,585	(427)	4,975
U.S. Government Money Market Fund	31,934	9,777	4,216	—	37,495	37,495	—	799
	$1,899,879	$369,767	$476,047	$(120,839)	$1,672,760	178,577	$14,488	$175,541

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2050 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$56,551	$7,460	$16,170	$(7,109)	$40,732	2,662	$1,889	$6,297
NT Disciplined Growth Fund	41,034	5,635	8,471	(3,582)	34,616	2,747	1,797	4,273
NT Equity Growth Fund	127,349	29,025	26,003	(9,190)	121,181	9,098	787	15,732
NT Growth Fund	128,831	25,442	39,095	(12,565)	102,613	5,710	8,150	16,302
NT Heritage Fund	80,861	20,168	25,325	(4,739)	70,965	5,320	661	15,617
NT Large Company Value Fund	164,027	23,727	45,113	(5,596)	137,045	12,171	(1,386)	13,308
NT Mid Cap Value Fund	87,705	26,910	18,796	(8,902)	86,917	7,189	(1,560)	11,713
NT Small Company Fund	38,558	11,396	7,164	(7,113)	35,677	4,388	(365)	4,889
NT Emerging Markets Fund	63,406	23,870	18,589	(3,855)	64,832	5,748	(1,817)	5,159
NT Global Real Estate Fund	31,407	3,002	9,548	2,086	26,947	2,530	(105)	1,155
NT International Growth Fund	83,648	18,255	16,625	(11,141)	74,137	6,922	(891)	9,310
NT International Small-Mid Cap Fund	23,761	12,059	2,978	(5,046)	27,796	2,720	(435)	3,179
NT International Value Fund	63,482	7,589	27,390	(4,935)	38,746	4,373	(2,879)	1,448
NT Non-U.S. Intrinsic Value Fund	—	45,288	4,992	(113)	40,183	4,030	(19)	139
Inflation-Adjusted Bond Fund	23,008	3,554	5,026	711	22,247	1,911	(180)	526
NT Diversified Bond Fund	118,336	26,315	38,664	6,311	112,298	10,331	(1,468)	3,195
NT High Income Fund	29,137	4,493	5,438	(249)	27,943	2,890	(238)	1,769
Emerging Markets Debt Fund	17,159	2,600	3,897	908	16,770	1,609	(205)	828
Global Bond Fund	46,614	8,515	11,674	1,209	44,664	4,295	(224)	2,702
	$1,224,874	$305,303	$330,958	$(72,910)	$1,126,309	96,644	$1,512	$117,541

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2055 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$31,171	$5,331	$7,826	$(3,469)	$25,207	1,648	$419	$3,788
NT Disciplined Growth Fund	23,354	4,184	4,673	(1,499)	21,366	1,696	419	2,568
NT Equity Growth Fund	71,678	23,214	15,376	(4,207)	75,309	5,654	(529)	9,445
NT Growth Fund	73,266	18,268	23,349	(4,488)	63,697	3,545	1,994	9,800
NT Heritage Fund	44,599	13,847	12,811	(1,589)	44,046	3,302	(784)	9,418
NT Large Company Value Fund	95,550	17,931	25,275	(2,898)	85,308	7,576	(1,265)	8,016
NT Mid Cap Value Fund	46,781	21,306	9,124	(4,945)	54,018	4,468	(958)	7,031
NT Small Company Fund	25,526	6,938	5,980	(4,363)	22,121	2,721	(666)	2,963
NT Emerging Markets Fund	42,791	13,613	13,763	(2,100)	40,541	3,594	(1,826)	3,103
NT Global Real Estate Fund	19,343	2,343	6,061	1,269	16,894	1,586	(72)	696
NT International Growth Fund	43,980	15,640	8,170	(5,192)	46,258	4,319	(1,175)	5,613
NT International Small-Mid Cap Fund	15,409	7,490	2,267	(3,208)	17,424	1,705	(406)	1,909
NT International Value Fund	37,253	6,289	17,168	(2,826)	23,548	2,658	(1,800)	846
NT Non-U.S. Intrinsic Value Fund	—	29,405	3,325	(84)	25,996	2,607	(29)	86
Inflation-Adjusted Bond Fund	11,440	2,234	2,205	352	11,821	1,016	(66)	271
NT Diversified Bond Fund	57,772	18,698	20,478	3,286	59,278	5,453	(756)	1,618
NT High Income Fund	14,331	3,185	2,584	(127)	14,805	1,531	(108)	898
Emerging Markets Debt Fund	8,544	1,643	1,816	457	8,828	847	(89)	422
Global Bond Fund	22,980	5,580	5,603	669	23,626	2,272	(144)	1,372
	$685,768	$217,139	$187,854	$(34,962)	$680,091	58,198	$(7,841)	$69,863

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2060 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$4,098	$2,874	$1,220	$(284)	$5,468	357	$(106)	$634
NT Disciplined Growth Fund	3,148	2,329	833	1	4,645	369	(71)	431
NT Equity Growth Fund	9,783	8,582	1,810	(228)	16,327	1,226	(219)	1,589
NT Growth Fund	9,977	7,395	3,680	181	13,873	772	(235)	1,652
NT Heritage Fund	6,106	4,975	1,663	169	9,587	719	(252)	1,583
NT Large Company Value Fund	13,219	9,054	3,591	(135)	18,547	1,647	(227)	1,369
NT Mid Cap Value Fund	6,235	7,271	1,206	(558)	11,742	971	(170)	1,189
NT Small Company Fund	3,635	2,984	1,229	(576)	4,814	592	(203)	489
NT Emerging Markets Fund	5,897	5,223	2,296	3	8,827	783	(449)	525
NT Global Real Estate Fund	2,749	1,473	828	284	3,678	345	1	115
NT International Growth Fund	5,470	6,364	1,295	(488)	10,051	939	(227)	955
NT International Small-Mid Cap Fund	2,270	2,380	420	(439)	3,791	371	(105)	320
NT International Value Fund	5,081	3,210	2,985	(305)	5,001	564	(388)	139
NT Non-U.S. Intrinsic Value Fund	—	6,514	706	(15)	5,793	581	(24)	15
Inflation-Adjusted Bond Fund	1,378	990	248	65	2,185	188	(3)	42
NT Diversified Bond Fund	6,904	5,690	2,198	516	10,912	1,004	(54)	250
NT High Income Fund	1,734	1,331	315	(7)	2,743	284	(11)	140
Emerging Markets Debt Fund	1,040	719	185	76	1,650	158	(6)	66
Global Bond Fund	2,754	2,084	616	141	4,363	420	(11)	195
	$91,478	$81,442	$27,324	$(1,599)	$143,997	12,290	$(2,760)	$11,698

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice In Retirement Portfolio
Investor Class
2019	$13.47	0.33	0.20	0.53	(0.33)	(0.44)	(0.77)	$13.23	4.55%	0.74%	0.77%	2.58%	2.55%	19%	$735,213
2018	$13.17	0.25	0.47	0.72	(0.25)	(0.17)	(0.42)	$13.47	5.50%	0.75%	0.77%	1.92%	1.90%	13%	$786,876
2017	$12.73	0.18	0.64	0.82	(0.17)	(0.21)	(0.38)	$13.17	6.64%	0.20%	0.20%	1.38%	1.38%	12%	$848,180
2016	$12.62	0.21	0.12	0.33	(0.21)	(0.01)	(0.22)	$12.73	2.76%	0.20%	0.20%	1.73%	1.73%	14%	$837,622
2015	$13.02	0.20	0.27	0.47	(0.29)	(0.58)	(0.87)	$12.62	3.66%	0.20%	0.20%	1.59%	1.59%	17%	$822,618
I Class
2019	$13.47	0.37	0.20	0.57	(0.36)	(0.44)	(0.80)	$13.24	4.84%	0.54%	0.59%	2.78%	2.73%	19%	$254,459
2018	$13.17	0.28	0.46	0.74	(0.27)	(0.17)	(0.44)	$13.47	5.71%	0.55%	0.59%	2.12%	2.08%	13%	$350,798
2017	$12.73	0.20	0.65	0.85	(0.20)	(0.21)	(0.41)	$13.17	6.85%	0.00%(3)	0.00%(3)	1.58%	1.58%	12%	$481,066
2016	$12.62	0.23	0.13	0.36	(0.24)	(0.01)	(0.25)	$12.73	2.97%	0.00%(3)	0.00%(3)	1.93%	1.93%	14%	$510,188
2015	$13.03	0.22	0.27	0.49	(0.32)	(0.58)	(0.90)	$12.62	3.79%	0.00%(3)	0.00%(3)	1.79%	1.79%	17%	$485,416
A Class
2019	$13.47	0.31	0.20	0.51	(0.30)	(0.44)	(0.74)	$13.24	4.36%	0.99%	1.02%	2.33%	2.30%	19%	$153,056
2018	$13.17	0.22	0.46	0.68	(0.21)	(0.17)	(0.38)	$13.47	5.23%	1.00%	1.02%	1.67%	1.65%	13%	$227,693
2017	$12.73	0.15	0.64	0.79	(0.14)	(0.21)	(0.35)	$13.17	6.37%	0.45%	0.45%	1.13%	1.13%	12%	$295,489
2016	$12.62	0.18	0.12	0.30	(0.18)	(0.01)	(0.19)	$12.73	2.50%	0.45%	0.45%	1.48%	1.48%	14%	$361,052
2015	$13.02	0.17	0.27	0.44	(0.26)	(0.58)	(0.84)	$12.62	3.39%	0.45%	0.45%	1.34%	1.34%	17%	$428,050

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2019	$13.43	0.22	0.18	0.40	(0.21)	(0.44)	(0.65)	$13.18	3.50%	1.74%	1.77%	1.58%	1.55%	19%	$4,077
2018	$13.13	0.12	0.47	0.59	(0.12)	(0.17)	(0.29)	$13.43	4.48%	1.75%	1.77%	0.92%	0.90%	13%	$5,769
2017	$12.70	0.05	0.64	0.69	(0.05)	(0.21)	(0.26)	$13.13	5.56%	1.20%	1.20%	0.38%	0.38%	12%	$8,431
2016	$12.59	0.08	0.14	0.22	(0.10)	(0.01)	(0.11)	$12.70	1.78%	1.20%	1.20%	0.73%	0.73%	14%	$9,705
2015	$13.00	0.07	0.27	0.34	(0.17)	(0.58)	(0.75)	$12.59	2.59%	1.20%	1.20%	0.59%	0.59%	17%	$7,721
R Class
2019	$13.45	0.27	0.21	0.48	(0.27)	(0.44)	(0.71)	$13.22	4.11%	1.24%	1.27%	2.08%	2.05%	19%	$139,359
2018	$13.15	0.19	0.46	0.65	(0.18)	(0.17)	(0.35)	$13.45	4.98%	1.25%	1.27%	1.42%	1.40%	13%	$155,850
2017	$12.71	0.11	0.65	0.76	(0.11)	(0.21)	(0.32)	$13.15	6.11%	0.70%	0.70%	0.88%	0.88%	12%	$181,722
2016	$12.60	0.15	0.12	0.27	(0.15)	(0.01)	(0.16)	$12.71	2.25%	0.70%	0.70%	1.23%	1.23%	14%	$201,425
2015	$13.00	0.16	0.25	0.41	(0.23)	(0.58)	(0.81)	$12.60	3.13%	0.70%	0.70%	1.09%	1.09%	17%	$244,718
R6 Class
2019	$11.25	0.32	0.16	0.48	(0.38)	(0.44)	(0.82)	$10.91	5.00%	0.39%	0.52%	2.93%	2.80%	19%	$225,207
2018(4)	$11.10	0.21	0.20	0.41	(0.25)	(0.01)	(0.26)	$11.25	3.70%	0.39%(5)	0.51%(5)	2.49%(5)	2.37%(5)	13%(6)	$236,569

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio was less than 0.005%.

(4)	October 23, 2017 (commencement of sale) through July 31, 2018.

(5)	Annualized

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2020 Portfolio
Investor Class
2019	$12.76	0.31	0.16	0.47	(0.32)	(0.49)	(0.81)	$12.42	4.51%	0.74%	0.77%	2.61%	2.58%	18%	$546,663
2018	$12.42	0.24	0.47	0.71	(0.22)	(0.15)	(0.37)	$12.76	5.86%	0.75%	0.77%	1.93%	1.91%	15%	$643,714
2017	$11.98	0.17	0.66	0.83	(0.16)	(0.23)	(0.39)	$12.42	7.13%	0.20%	0.20%	1.40%	1.40%	17%	$721,277
2016	$12.30	0.20	0.09	0.29	(0.20)	(0.41)	(0.61)	$11.98	2.60%	0.20%	0.20%	1.75%	1.75%	12%	$679,473
2015	$12.26	0.26	0.24	0.50	(0.27)	(0.19)	(0.46)	$12.30	4.14%	0.20%	0.20%	2.08%	2.08%	19%	$611,536
I Class
2019	$12.77	0.35	0.15	0.50	(0.35)	(0.49)	(0.84)	$12.43	4.72%	0.54%	0.59%	2.81%	2.76%	18%	$456,086
2018	$12.43	0.27	0.47	0.74	(0.25)	(0.15)	(0.40)	$12.77	6.07%	0.55%	0.60%	2.13%	2.08%	15%	$644,463
2017	$11.99	0.19	0.66	0.85	(0.18)	(0.23)	(0.41)	$12.43	7.34%	0.00%(3)	0.00%(3)	1.60%	1.60%	17%	$758,431
2016	$12.31	0.22	0.09	0.31	(0.22)	(0.41)	(0.63)	$11.99	2.80%	0.00%(3)	0.00%(3)	1.95%	1.95%	12%	$733,520
2015	$12.27	0.26	0.27	0.53	(0.30)	(0.19)	(0.49)	$12.31	4.35%	0.00%(3)	0.00%(3)	2.28%	2.28%	19%	$579,653
A Class
2019	$12.73	0.29	0.16	0.45	(0.29)	(0.49)	(0.78)	$12.40	4.32%	0.99%	1.02%	2.36%	2.33%	18%	$186,738
2018	$12.40	0.21	0.46	0.67	(0.19)	(0.15)	(0.34)	$12.73	5.52%	1.00%	1.02%	1.68%	1.66%	15%	$278,913
2017	$11.96	0.14	0.66	0.80	(0.13)	(0.23)	(0.36)	$12.40	6.87%	0.45%	0.45%	1.15%	1.15%	17%	$349,172
2016	$12.28	0.18	0.08	0.26	(0.17)	(0.41)	(0.58)	$11.96	2.33%	0.45%	0.45%	1.50%	1.50%	12%	$342,985
2015	$12.23	0.23	0.25	0.48	(0.24)	(0.19)	(0.43)	$12.28	3.97%	0.45%	0.45%	1.83%	1.83%	19%	$357,730

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2019	$12.71	0.20	0.16	0.36	(0.20)	(0.49)	(0.69)	$12.38	3.52%	1.74%	1.77%	1.61%	1.58%	18%	$5,410
2018	$12.39	0.11	0.47	0.58	(0.11)	(0.15)	(0.26)	$12.71	4.71%	1.75%	1.77%	0.93%	0.91%	15%	$6,774
2017	$11.95	0.05	0.66	0.71	(0.04)	(0.23)	(0.27)	$12.39	6.06%	1.20%	1.20%	0.40%	0.40%	17%	$8,055
2016	$12.26	0.09	0.09	0.18	(0.08)	(0.41)	(0.49)	$11.95	1.63%	1.20%	1.20%	0.75%	0.75%	12%	$7,968
2015	$12.22	0.14	0.23	0.37	(0.14)	(0.19)	(0.33)	$12.26	3.09%	1.20%	1.20%	1.08%	1.08%	19%	$11,578
R Class
2019	$12.72	0.25	0.16	0.41	(0.26)	(0.49)	(0.75)	$12.38	3.98%	1.24%	1.27%	2.11%	2.08%	18%	$137,754
2018	$12.38	0.18	0.47	0.65	(0.16)	(0.15)	(0.31)	$12.72	5.34%	1.25%	1.27%	1.43%	1.41%	15%	$147,873
2017	$11.95	0.11	0.65	0.76	(0.10)	(0.23)	(0.33)	$12.38	6.52%	0.70%	0.70%	0.90%	0.90%	17%	$167,431
2016	$12.26	0.15	0.09	0.24	(0.14)	(0.41)	(0.55)	$11.95	2.16%	0.70%	0.70%	1.25%	1.25%	12%	$156,330
2015	$12.22	0.20	0.24	0.44	(0.21)	(0.19)	(0.40)	$12.26	3.62%	0.70%	0.70%	1.58%	1.58%	19%	$167,576
R6 Class
2019	$11.73	0.33	0.14	0.47	(0.37)	(0.49)	(0.86)	$11.34	4.89%	0.39%	0.52%	2.96%	2.83%	18%	$334,405
2018(4)	$11.44	0.23	0.21	0.44	(0.14)	(0.01)	(0.15)	$11.73	3.85%	0.39%(5)	0.52%(5)	2.53%(5)	2.40%(5)	15%(6)	$309,661

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio was less than 0.005%.

(4)	October 23, 2017 (commencement of sale) through July 31, 2018.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2025 Portfolio
Investor Class
2019	$15.15	0.38	0.18	0.56	(0.37)	(0.56)	(0.93)	$14.78	4.47%	0.76%	0.80%	2.61%	2.57%	18%	$1,003,059
2018	$14.71	0.29	0.63	0.92	(0.26)	(0.22)	(0.48)	$15.15	6.36%	0.77%	0.81%	1.95%	1.91%	14%	$1,181,392
2017	$14.08	0.20	0.89	1.09	(0.18)	(0.28)	(0.46)	$14.71	7.95%	0.20%	0.20%	1.43%	1.43%	16%	$1,245,328
2016	$14.62	0.25	0.08	0.33	(0.24)	(0.63)	(0.87)	$14.08	2.55%	0.20%	0.20%	1.81%	1.81%	11%	$1,147,291
2015	$14.57	0.31	0.36	0.67	(0.33)	(0.29)	(0.62)	$14.62	4.62%	0.20%	0.20%	2.10%	2.10%	20%	$1,075,028
I Class
2019	$15.16	0.41	0.19	0.60	(0.40)	(0.56)	(0.96)	$14.80	4.75%	0.56%	0.62%	2.81%	2.75%	18%	$624,560
2018	$14.72	0.32	0.63	0.95	(0.29)	(0.22)	(0.51)	$15.16	6.57%	0.57%	0.62%	2.15%	2.10%	14%	$827,668
2017	$14.09	0.23	0.89	1.12	(0.21)	(0.28)	(0.49)	$14.72	8.16%	0.00%(3)	0.00%(3)	1.63%	1.63%	16%	$963,919
2016	$14.64	0.27	0.08	0.35	(0.27)	(0.63)	(0.90)	$14.09	2.69%	0.00%(3)	0.00%(3)	2.01%	2.01%	11%	$884,534
2015	$14.58	0.32	0.39	0.71	(0.36)	(0.29)	(0.65)	$14.64	4.90%	0.00%(3)	0.00%(3)	2.30%	2.30%	20%	$729,071
A Class
2019	$15.13	0.34	0.19	0.53	(0.34)	(0.56)	(0.90)	$14.76	4.21%	1.01%	1.05%	2.36%	2.32%	18%	$297,582
2018	$14.69	0.25	0.63	0.88	(0.22)	(0.22)	(0.44)	$15.13	6.10%	1.02%	1.06%	1.70%	1.66%	14%	$426,902
2017	$14.06	0.17	0.88	1.05	(0.14)	(0.28)	(0.42)	$14.69	7.69%	0.45%	0.45%	1.18%	1.18%	16%	$505,789
2016	$14.60	0.22	0.07	0.29	(0.20)	(0.63)	(0.83)	$14.06	2.28%	0.45%	0.45%	1.56%	1.56%	11%	$528,973
2015	$14.55	0.28	0.35	0.63	(0.29)	(0.29)	(0.58)	$14.60	4.36%	0.45%	0.45%	1.85%	1.85%	20%	$568,434

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2019	$15.09	0.23	0.20	0.43	(0.23)	(0.56)	(0.79)	$14.73	3.48%	1.76%	1.80%	1.61%	1.57%	18%	$4,562
2018	$14.67	0.14	0.63	0.77	(0.13)	(0.22)	(0.35)	$15.09	5.29%	1.77%	1.81%	0.95%	0.91%	14%	$5,515
2017	$14.03	0.06	0.90	0.96	(0.04)	(0.28)	(0.32)	$14.67	6.96%	1.20%	1.20%	0.43%	0.43%	16%	$7,111
2016	$14.58	0.11	0.07	0.18	(0.10)	(0.63)	(0.73)	$14.03	1.42%	1.20%	1.20%	0.81%	0.81%	11%	$7,822
2015	$14.52	0.17	0.35	0.52	(0.17)	(0.29)	(0.46)	$14.58	3.64%	1.20%	1.20%	1.10%	1.10%	20%	$7,658
R Class
2019	$15.11	0.30	0.19	0.49	(0.30)	(0.56)	(0.86)	$14.74	3.94%	1.26%	1.30%	2.11%	2.07%	18%	$210,971
2018	$14.67	0.21	0.64	0.85	(0.19)	(0.22)	(0.41)	$15.11	5.84%	1.27%	1.31%	1.45%	1.41%	14%	$211,702
2017	$14.04	0.13	0.89	1.02	(0.11)	(0.28)	(0.39)	$14.67	7.43%	0.70%	0.70%	0.93%	0.93%	16%	$221,592
2016	$14.58	0.18	0.08	0.26	(0.17)	(0.63)	(0.80)	$14.04	2.03%	0.70%	0.70%	1.31%	1.31%	11%	$222,337
2015	$14.52	0.24	0.36	0.60	(0.25)	(0.29)	(0.54)	$14.58	4.17%	0.70%	0.70%	1.60%	1.60%	20%	$239,213
R6 Class
2019	$12.05	0.33	0.13	0.46	(0.42)	(0.56)	(0.98)	$11.53	4.86%	0.41%	0.54%	2.96%	2.83%	18%	$489,170
2018(4)	$11.74	0.23	0.26	0.49	(0.17)	(0.01)	(0.18)	$12.05	4.19%	0.41%(5)	0.53%(5)	2.53%(5)	2.41%(5)	14%(6)	$426,813

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio was less than 0.005%.

(4)	October 23, 2017 (commencement of sale) through July 31, 2018.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2030 Portfolio
Investor Class
2019	$13.28	0.31	0.16	0.47	(0.33)	(0.52)	(0.85)	$12.90	4.38%	0.78%	0.83%	2.56%	2.51%	20%	$664,953
2018	$12.77	0.25	0.64	0.89	(0.23)	(0.15)	(0.38)	$13.28	7.13%	0.79%	0.84%	1.96%	1.91%	16%	$716,765
2017	$12.10	0.17	0.88	1.05	(0.14)	(0.24)	(0.38)	$12.77	8.97%	0.20%	0.20%	1.43%	1.43%	14%	$764,846
2016	$12.58	0.22	0.01	0.23	(0.21)	(0.50)	(0.71)	$12.10	2.08%	0.20%	0.20%	1.83%	1.83%	10%	$680,943
2015	$12.44	0.26	0.41	0.67	(0.27)	(0.26)	(0.53)	$12.58	5.43%	0.20%	0.20%	2.04%	2.04%	20%	$590,896
I Class
2019	$13.28	0.36	0.13	0.49	(0.35)	(0.52)	(0.87)	$12.90	4.59%	0.58%	0.64%	2.76%	2.70%	20%	$625,840
2018	$12.78	0.28	0.63	0.91	(0.26)	(0.15)	(0.41)	$13.28	7.27%	0.59%	0.65%	2.16%	2.10%	16%	$832,861
2017	$12.11	0.20	0.88	1.08	(0.17)	(0.24)	(0.41)	$12.78	9.19%	0.00%(3)	0.00%(3)	1.63%	1.63%	14%	$882,331
2016	$12.59	0.23	0.02	0.25	(0.23)	(0.50)	(0.73)	$12.11	2.29%	0.00%(3)	0.00%(3)	2.03%	2.03%	10%	$763,858
2015	$12.44	0.27	0.44	0.71	(0.30)	(0.26)	(0.56)	$12.59	5.73%	0.00%(3)	0.00%(3)	2.24%	2.24%	20%	$574,390
A Class
2019	$13.24	0.29	0.15	0.44	(0.30)	(0.52)	(0.82)	$12.86	4.12%	1.03%	1.08%	2.31%	2.26%	20%	$271,679
2018	$12.74	0.22	0.63	0.85	(0.20)	(0.15)	(0.35)	$13.24	6.80%	1.04%	1.09%	1.71%	1.66%	16%	$375,401
2017	$12.07	0.15	0.87	1.02	(0.11)	(0.24)	(0.35)	$12.74	8.72%	0.45%	0.45%	1.18%	1.18%	14%	$426,224
2016	$12.55	0.19	0.01	0.20	(0.18)	(0.50)	(0.68)	$12.07	1.82%	0.45%	0.45%	1.58%	1.58%	10%	$378,866
2015	$12.41	0.23	0.41	0.64	(0.24)	(0.26)	(0.50)	$12.55	5.18%	0.45%	0.45%	1.79%	1.79%	20%	$385,874

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2019	$13.22	0.20	0.15	0.35	(0.21)	(0.52)	(0.73)	$12.84	3.31%	1.78%	1.83%	1.56%	1.51%	20%	$4,387
2018	$12.73	0.12	0.64	0.76	(0.12)	(0.15)	(0.27)	$13.22	6.06%	1.79%	1.84%	0.96%	0.91%	16%	$4,340
2017	$12.06	0.05	0.88	0.93	(0.02)	(0.24)	(0.26)	$12.73	7.90%	1.20%	1.20%	0.43%	0.43%	14%	$6,204
2016	$12.54	0.10	0.01	0.11	(0.09)	(0.50)	(0.59)	$12.06	1.03%	1.20%	1.20%	0.83%	0.83%	10%	$6,714
2015	$12.39	0.13	0.42	0.55	(0.14)	(0.26)	(0.40)	$12.54	4.46%	1.20%	1.20%	1.04%	1.04%	20%	$5,628
R Class
2019	$13.23	0.26	0.15	0.41	(0.27)	(0.52)	(0.79)	$12.85	3.85%	1.28%	1.33%	2.06%	2.01%	20%	$233,886
2018	$12.73	0.19	0.63	0.82	(0.17)	(0.15)	(0.32)	$13.23	6.54%	1.29%	1.34%	1.46%	1.41%	16%	$218,529
2017	$12.06	0.11	0.88	0.99	(0.08)	(0.24)	(0.32)	$12.73	8.45%	0.70%	0.70%	0.93%	0.93%	14%	$201,655
2016	$12.54	0.16	0.01	0.17	(0.15)	(0.50)	(0.65)	$12.06	1.56%	0.70%	0.70%	1.33%	1.33%	10%	$170,983
2015	$12.39	0.20	0.42	0.62	(0.21)	(0.26)	(0.47)	$12.54	4.99%	0.70%	0.70%	1.54%	1.54%	20%	$173,221
R6 Class
2019	$12.28	0.34	0.12	0.46	(0.37)	(0.52)	(0.89)	$11.85	4.74%	0.43%	0.56%	2.91%	2.78%	20%	$465,684
2018(4)	$11.90	0.24	0.31	0.55	(0.16)	(0.01)	(0.17)	$12.28	4.59%	0.43%(5)	0.56%(5)	2.55%(5)	2.42%(5)	16%(6)	$408,745

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio was less than 0.005%.

(4)	October 23, 2017 (commencement of sale) through July 31, 2018.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2035 Portfolio
Investor Class
2019	$16.64	0.40	0.12	0.52	(0.38)	(0.66)	(1.04)	$16.12	4.06%	0.81%	0.86%	2.51%	2.46%	17%	$819,274
2018	$15.90	0.31	0.95	1.26	(0.29)	(0.23)	(0.52)	$16.64	8.05%	0.82%	0.86%	1.92%	1.88%	16%	$978,920
2017	$14.97	0.21	1.24	1.45	(0.18)	(0.34)	(0.52)	$15.90	9.98%	0.20%	0.20%	1.42%	1.42%	17%	$975,822
2016	$15.83	0.27	(0.07)(3)	0.20	(0.27)	(0.79)	(1.06)	$14.97	1.57%	0.20%	0.20%	1.86%	1.86%	8%	$905,126
2015	$15.60	0.33	0.62	0.95	(0.34)	(0.38)	(0.72)	$15.83	6.25%	0.20%	0.20%	2.03%	2.03%	23%	$839,655
I Class
2019	$16.66	0.43	0.13	0.56	(0.41)	(0.66)	(1.07)	$16.15	4.33%	0.61%	0.67%	2.71%	2.65%	17%	$598,639
2018	$15.93	0.35	0.93	1.28	(0.32)	(0.23)	(0.55)	$16.66	8.19%	0.62%	0.67%	2.12%	2.07%	16%	$741,317
2017	$15.00	0.25	1.23	1.48	(0.21)	(0.34)	(0.55)	$15.93	10.18%	0.00%(4)	0.00%(4)	1.62%	1.62%	17%	$815,036
2016	$15.86	0.29	(0.06)(3)	0.23	(0.30)	(0.79)	(1.09)	$15.00	1.79%	0.00%(4)	0.00%(4)	2.06%	2.06%	8%	$726,622
2015	$15.62	0.33	0.67	1.00	(0.38)	(0.38)	(0.76)	$15.86	6.52%	0.00%(4)	0.00%(4)	2.23%	2.23%	23%	$556,384
A Class
2019	$16.61	0.36	0.14	0.50	(0.34)	(0.66)	(1.00)	$16.11	3.92%	1.06%	1.11%	2.26%	2.21%	17%	$290,779
2018	$15.88	0.27	0.94	1.21	(0.25)	(0.23)	(0.48)	$16.61	7.72%	1.07%	1.11%	1.67%	1.63%	16%	$392,230
2017	$14.95	0.18	1.23	1.41	(0.14)	(0.34)	(0.48)	$15.88	9.71%	0.45%	0.45%	1.17%	1.17%	17%	$444,917
2016	$15.81	0.24	(0.08)(3)	0.16	(0.23)	(0.79)	(1.02)	$14.95	1.31%	0.45%	0.45%	1.61%	1.61%	8%	$438,398
2015	$15.58	0.29	0.62	0.91	(0.30)	(0.38)	(0.68)	$15.81	5.98%	0.45%	0.45%	1.78%	1.78%	23%	$460,605

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2019	$16.54	0.24	0.15	0.39	(0.23)	(0.66)	(0.89)	$16.04	3.13%	1.81%	1.86%	1.51%	1.46%	17%	$3,676
2018	$15.84	0.15	0.93	1.08	(0.15)	(0.23)	(0.38)	$16.54	6.93%	1.82%	1.86%	0.92%	0.88%	16%	$3,788
2017	$14.92	0.06	1.23	1.29	(0.03)	(0.34)	(0.37)	$15.84	8.83%	1.20%	1.20%	0.42%	0.42%	17%	$5,637
2016	$15.77	0.13	(0.08)(3)	0.05	(0.11)	(0.79)	(0.90)	$14.92	0.59%	1.20%	1.20%	0.86%	0.86%	8%	$6,533
2015	$15.53	0.16	0.64	0.80	(0.18)	(0.38)	(0.56)	$15.77	5.25%	1.20%	1.20%	1.03%	1.03%	23%	$6,587
R Class
2019	$16.60	0.31	0.14	0.45	(0.30)	(0.66)	(0.96)	$16.09	3.60%	1.31%	1.36%	2.01%	1.96%	17%	$227,954
2018	$15.86	0.22	0.96	1.18	(0.21)	(0.23)	(0.44)	$16.60	7.52%	1.32%	1.36%	1.42%	1.38%	16%	$221,761
2017	$14.94	0.14	1.23	1.37	(0.11)	(0.34)	(0.45)	$15.86	9.37%	0.70%	0.70%	0.92%	0.92%	17%	$216,452
2016	$15.79	0.20	(0.07)(3)	0.13	(0.19)	(0.79)	(0.98)	$14.94	1.11%	0.70%	0.70%	1.36%	1.36%	8%	$206,155
2015	$15.56	0.25	0.62	0.87	(0.26)	(0.38)	(0.64)	$15.79	5.71%	0.70%	0.70%	1.53%	1.53%	23%	$206,773
R6 Class
2019	$12.54	0.33	0.06	0.39	(0.43)	(0.66)	(1.09)	$11.84	4.46%	0.46%	0.58%	2.86%	2.74%	17%	$420,380
2018(5)	$12.12	0.24	0.38	0.62	(0.20)	—(6)	(0.20)	$12.54	5.17%	0.46%(7)	0.58%(7)	2.48%(7)	2.36%(7)	16%(8)	$359,623

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(4)	Ratio was less than 0.005%.

(5)	October 23, 2017 (commencement of sale) through July 31, 2018.

(6)	Per-share amount was less than $0.005.

(7)	Annualized.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2040 Portfolio
Investor Class
2019	$14.10	0.31	0.09	0.40	(0.33)	(0.67)	(1.00)	$13.50	3.92%	0.83%	0.89%	2.41%	2.35%	23%	$505,459
2018	$13.36	0.26	0.92	1.18	(0.25)	(0.19)	(0.44)	$14.10	8.98%	0.84%	0.88%	1.89%	1.85%	17%	$555,108
2017	$12.48	0.17	1.16	1.33	(0.15)	(0.30)	(0.45)	$13.36	10.95%	0.20%	0.20%	1.39%	1.39%	17%	$574,159
2016	$13.14	0.23	(0.09)(3)	0.14	(0.22)	(0.58)	(0.80)	$12.48	1.34%	0.20%	0.20%	1.86%	1.86%	8%	$546,509
2015	$12.86	0.28	0.59	0.87	(0.29)	(0.30)	(0.59)	$13.14	6.84%	0.20%	0.20%	2.06%	2.06%	20%	$472,335
I Class
2019	$14.11	0.35	0.08	0.43	(0.36)	(0.67)	(1.03)	$13.51	4.13%	0.63%	0.70%	2.61%	2.54%	23%	$460,260
2018	$13.37	0.29	0.92	1.21	(0.28)	(0.19)	(0.47)	$14.11	9.19%	0.64%	0.69%	2.09%	2.04%	17%	$587,460
2017	$12.49	0.20	1.15	1.35	(0.17)	(0.30)	(0.47)	$13.37	11.17%	0.00%(4)	0.00%(4)	1.59%	1.59%	17%	$656,227
2016	$13.15	0.24	(0.07)(3)	0.17	(0.25)	(0.58)	(0.83)	$12.49	1.55%	0.00%(4)	0.00%(4)	2.06%	2.06%	8%	$585,381
2015	$12.87	0.28	0.61	0.89	(0.31)	(0.30)	(0.61)	$13.15	7.05%	0.00%(4)	0.00%(4)	2.26%	2.26%	20%	$437,728
A Class
2019	$14.07	0.29	0.09	0.38	(0.30)	(0.67)	(0.97)	$13.48	3.73%	1.08%	1.14%	2.16%	2.10%	23%	$203,271
2018	$13.34	0.22	0.92	1.14	(0.22)	(0.19)	(0.41)	$14.07	8.64%	1.09%	1.13%	1.64%	1.60%	17%	$276,474
2017	$12.46	0.15	1.15	1.30	(0.12)	(0.30)	(0.42)	$13.34	10.68%	0.45%	0.45%	1.14%	1.14%	17%	$305,544
2016	$13.12	0.20	(0.09)(3)	0.11	(0.19)	(0.58)	(0.77)	$12.46	1.08%	0.45%	0.45%	1.61%	1.61%	8%	$266,244
2015	$12.84	0.24	0.59	0.83	(0.25)	(0.30)	(0.55)	$13.12	6.57%	0.45%	0.45%	1.81%	1.81%	20%	$267,038

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2019	$14.01	0.19	0.09	0.28	(0.20)	(0.67)	(0.87)	$13.42	2.94%	1.83%	1.89%	1.41%	1.35%	23%	$2,015
2018	$13.30	0.12	0.92	1.04	(0.14)	(0.19)	(0.33)	$14.01	7.91%	1.84%	1.88%	0.89%	0.85%	17%	$2,114
2017	$12.42	0.05	1.15	1.20	(0.02)	(0.30)	(0.32)	$13.30	9.87%	1.20%	1.20%	0.39%	0.39%	17%	$3,924
2016	$13.08	0.10	(0.09)(3)	0.01	(0.09)	(0.58)	(0.67)	$12.42	0.29%	1.20%	1.20%	0.86%	0.86%	8%	$3,529
2015	$12.80	0.15	0.58	0.73	(0.15)	(0.30)	(0.45)	$13.08	5.77%	1.20%	1.20%	1.06%	1.06%	20%	$3,158
R Class
2019	$14.05	0.25	0.10	0.35	(0.27)	(0.67)	(0.94)	$13.46	3.47%	1.33%	1.39%	1.91%	1.85%	23%	$188,023
2018	$13.31	0.19	0.92	1.11	(0.18)	(0.19)	(0.37)	$14.05	8.46%	1.34%	1.38%	1.39%	1.35%	17%	$174,883
2017	$12.44	0.11	1.14	1.25	(0.08)	(0.30)	(0.38)	$13.31	10.33%	0.70%	0.70%	0.89%	0.89%	17%	$154,192
2016	$13.10	0.17	(0.09)(3)	0.08	(0.16)	(0.58)	(0.74)	$12.44	0.82%	0.70%	0.70%	1.36%	1.36%	8%	$128,486
2015	$12.82	0.21	0.59	0.80	(0.22)	(0.30)	(0.52)	$13.10	6.31%	0.70%	0.70%	1.56%	1.56%	20%	$122,661
R6 Class
2019	$12.83	0.33	0.06	0.39	(0.37)	(0.67)	(1.04)	$12.18	4.35%	0.48%	0.61%	2.76%	2.63%	23%	$381,349
2018(5)	$12.31	0.24	0.47	0.71	(0.18)	(0.01)	(0.19)	$12.83	5.78%	0.48%(6)	0.60%(6)	2.44%(6)	2.32%(6)	17%(7)	$327,587

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(4)	Ratio was less than 0.005%.

(5)	October 23, 2017 (commencement of sale) through July 31, 2018.

(6)	Annualized.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2045 Portfolio
Investor Class
2019	$17.75	0.39	0.07	0.46	(0.38)	(0.90)	(1.28)	$16.93	3.78%	0.86%	0.91%	2.36%	2.31%	21%	$565,928
2018	$16.72	0.31	1.29	1.60	(0.30)	(0.27)	(0.57)	$17.75	9.79%	0.87%	0.91%	1.86%	1.82%	16%	$681,532
2017	$15.53	0.21	1.59	1.80	(0.18)	(0.43)	(0.61)	$16.72	12.00%	0.20%	0.20%	1.36%	1.36%	16%	$680,546
2016	$16.57	0.29	(0.15)(3)	0.14	(0.28)	(0.90)	(1.18)	$15.53	1.19%	0.20%	0.20%	1.88%	1.88%	7%	$666,583
2015	$16.22	0.35	0.80	1.15	(0.37)	(0.43)	(0.80)	$16.57	7.22%	0.20%	0.20%	2.10%	2.10%	23%	$608,154
I Class
2019	$17.78	0.43	0.06	0.49	(0.41)	(0.90)	(1.31)	$16.96	3.99%	0.66%	0.72%	2.56%	2.50%	21%	$400,165
2018	$16.75	0.37	1.27	1.64	(0.34)	(0.27)	(0.61)	$17.78	9.99%	0.67%	0.72%	2.06%	2.01%	16%	$504,900
2017	$15.56	0.25	1.59	1.84	(0.22)	(0.43)	(0.65)	$16.75	12.21%	0.00%(4)	0.00%(4)	1.56%	1.56%	16%	$623,736
2016	$16.60	0.31	(0.14)(3)	0.17	(0.31)	(0.90)	(1.21)	$15.56	1.40%	0.00%(4)	0.00%(4)	2.08%	2.08%	7%	$563,161
2015	$16.24	0.36	0.84	1.20	(0.41)	(0.43)	(0.84)	$16.60	7.50%	0.00%(4)	0.00%(4)	2.30%	2.30%	23%	$437,726
A Class
2019	$17.72	0.35	0.07	0.42	(0.34)	(0.90)	(1.24)	$16.90	3.51%	1.11%	1.16%	2.11%	2.06%	21%	$199,985
2018	$16.69	0.27	1.29	1.56	(0.26)	(0.27)	(0.53)	$17.72	9.53%	1.12%	1.16%	1.61%	1.57%	16%	$277,088
2017	$15.51	0.18	1.57	1.75	(0.14)	(0.43)	(0.57)	$16.69	11.67%	0.45%	0.45%	1.11%	1.11%	16%	$304,749
2016	$16.54	0.25	(0.14)(3)	0.11	(0.24)	(0.90)	(1.14)	$15.51	0.98%	0.45%	0.45%	1.63%	1.63%	7%	$288,989
2015	$16.19	0.31	0.80	1.11	(0.33)	(0.43)	(0.76)	$16.54	6.96%	0.45%	0.45%	1.85%	1.85%	23%	$306,435

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2019	$17.64	0.23	0.08	0.31	(0.22)	(0.90)	(1.12)	$16.83	2.77%	1.86%	1.91%	1.36%	1.31%	21%	$2,531
2018	$16.66	0.14	1.29	1.43	(0.18)	(0.27)	(0.45)	$17.64	8.71%	1.87%	1.91%	0.86%	0.82%	16%	$2,834
2017	$15.48	0.06	1.58	1.64	(0.03)	(0.43)	(0.46)	$16.66	10.84%	1.20%	1.20%	0.36%	0.36%	16%	$3,312
2016	$16.51	0.14	(0.15)(3)	(0.01)	(0.12)	(0.90)	(1.02)	$15.48	0.19%	1.20%	1.20%	0.88%	0.88%	7%	$2,944
2015	$16.15	0.16	0.83	0.99	(0.20)	(0.43)	(0.63)	$16.51	6.21%	1.20%	1.20%	1.10%	1.10%	23%	$2,459
R Class
2019	$17.70	0.30	0.09	0.39	(0.30)	(0.90)	(1.20)	$16.89	3.30%	1.36%	1.41%	1.86%	1.81%	21%	$176,355
2018	$16.68	0.22	1.29	1.51	(0.22)	(0.27)	(0.49)	$17.70	9.19%	1.37%	1.41%	1.36%	1.32%	16%	$164,049
2017	$15.49	0.14	1.59	1.73	(0.11)	(0.43)	(0.54)	$16.68	11.46%	0.70%	0.70%	0.86%	0.86%	16%	$146,963
2016	$16.53	0.21	(0.15)(3)	0.06	(0.20)	(0.90)	(1.10)	$15.49	0.66%	0.70%	0.70%	1.38%	1.38%	7%	$136,567
2015	$16.17	0.27	0.81	1.08	(0.29)	(0.43)	(0.72)	$16.53	6.75%	0.70%	0.70%	1.60%	1.60%	23%	$130,537
R6 Class
2019	$13.03	0.31	0.01	0.32	(0.44)	(0.90)	(1.34)	$12.01	4.13%	0.51%	0.62%	2.71%	2.60%	21%	$327,799
2018(5)	$12.48	0.23	0.55	0.78	(0.23)	—(6)	(0.23)	$13.03	6.29%	0.51%(7)	0.61%(7)	2.35%(7)	2.25%(7)	16%(8)	$269,683

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(4)	Ratio was less than 0.005%.

(5)	October 23, 2017 (commencement of sale) through July 31, 2018.

(6)	Per-share amount was less than $0.005.

(7)	Annualized.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2050 Portfolio
Investor Class
2019	$14.51	0.30	0.06	0.36	(0.31)	(0.69)	(1.00)	$13.87	3.66%	0.88%	0.94%	2.26%	2.20%	27%	$312,038
2018	$13.55	0.25	1.14	1.39	(0.26)	(0.17)	(0.43)	$14.51	10.42%	0.89%	0.94%	1.81%	1.76%	21%	$345,283
2017	$12.49	0.16	1.38	1.54	(0.14)	(0.34)	(0.48)	$13.55	12.69%	0.20%	0.20%	1.32%	1.32%	19%	$352,863
2016	$13.20	0.22	(0.12)(3)	0.10	(0.22)	(0.59)	(0.81)	$12.49	1.09%	0.20%	0.20%	1.85%	1.85%	7%	$332,786
2015	$12.85	0.28	0.66	0.94	(0.29)	(0.30)	(0.59)	$13.20	7.37%	0.20%	0.20%	2.06%	2.06%	21%	$268,548
I Class
2019	$14.53	0.34	0.05	0.39	(0.33)	(0.69)	(1.02)	$13.90	3.94%	0.68%	0.74%	2.46%	2.40%	27%	$287,434
2018	$13.57	0.29	1.13	1.42	(0.29)	(0.17)	(0.46)	$14.53	10.62%	0.69%	0.74%	2.01%	1.96%	21%	$378,253
2017	$12.51	0.20	1.36	1.56	(0.16)	(0.34)	(0.50)	$13.57	12.89%	0.00%(4)	0.00%(4)	1.52%	1.52%	19%	$411,319
2016	$13.22	0.24	(0.12)(3)	0.12	(0.24)	(0.59)	(0.83)	$12.51	1.30%	0.00%(4)	0.00%(4)	2.05%	2.05%	7%	$365,225
2015	$12.87	0.28	0.68	0.96	(0.31)	(0.30)	(0.61)	$13.22	7.58%	0.00%(4)	0.00%(4)	2.26%	2.26%	21%	$257,921
A Class
2019	$14.48	0.28	0.06	0.34	(0.28)	(0.69)	(0.97)	$13.85	3.47%	1.13%	1.19%	2.01%	1.95%	27%	$129,680
2018	$13.53	0.21	1.13	1.34	(0.22)	(0.17)	(0.39)	$14.48	10.08%	1.14%	1.19%	1.56%	1.51%	21%	$173,017
2017	$12.47	0.14	1.36	1.50	(0.10)	(0.34)	(0.44)	$13.53	12.42%	0.45%	0.45%	1.07%	1.07%	19%	$186,777
2016	$13.18	0.20	(0.13)(3)	0.07	(0.19)	(0.59)	(0.78)	$12.47	0.83%	0.45%	0.45%	1.60%	1.60%	7%	$157,110
2015	$12.83	0.24	0.66	0.90	(0.25)	(0.30)	(0.55)	$13.18	7.11%	0.45%	0.45%	1.81%	1.81%	21%	$162,011

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2019	$14.43	0.17	0.07	0.24	(0.18)	(0.69)	(0.87)	$13.80	2.67%	1.88%	1.94%	1.26%	1.20%	27%	$1,503
2018	$13.51	0.12	1.12	1.24	(0.15)	(0.17)	(0.32)	$14.43	9.32%	1.89%	1.94%	0.81%	0.76%	21%	$1,556
2017	$12.45	0.05	1.36	1.41	(0.01)	(0.34)	(0.35)	$13.51	11.58%	1.20%	1.20%	0.32%	0.32%	19%	$1,849
2016	$13.15	0.11	(0.13)(3)	(0.02)	(0.09)	(0.59)	(0.68)	$12.45	0.11%	1.20%	1.20%	0.85%	0.85%	7%	$1,939
2015	$12.80	0.15	0.65	0.80	(0.15)	(0.30)	(0.45)	$13.15	6.30%	1.20%	1.20%	1.06%	1.06%	21%	$2,197
R Class
2019	$14.47	0.23	0.07	0.30	(0.24)	(0.69)	(0.93)	$13.84	3.20%	1.38%	1.44%	1.76%	1.70%	27%	$123,006
2018	$13.51	0.18	1.14	1.32	(0.19)	(0.17)	(0.36)	$14.47	9.89%	1.39%	1.44%	1.31%	1.26%	21%	$105,595
2017	$12.46	0.10	1.36	1.46	(0.07)	(0.34)	(0.41)	$13.51	12.06%	0.70%	0.70%	0.82%	0.82%	19%	$90,705
2016	$13.16	0.17	(0.13)(3)	0.04	(0.15)	(0.59)	(0.74)	$12.46	0.64%	0.70%	0.70%	1.35%	1.35%	7%	$71,705
2015	$12.81	0.21	0.66	0.87	(0.22)	(0.30)	(0.52)	$13.16	6.84%	0.70%	0.70%	1.56%	1.56%	21%	$62,763
R6 Class
2019	$13.22	0.32	0.03	0.35	(0.35)	(0.69)	(1.04)	$12.53	4.06%	0.53%	0.64%	2.61%	2.50%	27%	$272,649
2018(5)	$12.59	0.23	0.59	0.82	(0.19)	—(6)	(0.19)	$13.22	6.61%	0.53%(7)	0.63%(7)	2.28%(7)	2.18%(7)	21%(8)	$221,191

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(4)	Ratio was less than 0.005%.

(5)	October 23, 2017 (commencement of sale) through July 31, 2018.

(6)	Per-share amount was less than $0.005.

(7)	Annualized.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2055 Portfolio
Investor Class
2019	$15.55	0.33	0.06	0.39	(0.32)	(0.60)	(0.92)	$15.02	3.51%	0.88%	0.95%	2.24%	2.17%	27%	$161,378
2018	$14.44	0.26	1.26	1.52	(0.26)	(0.15)	(0.41)	$15.55	10.61%	0.89%	0.95%	1.79%	1.73%	18%	$178,525
2017	$13.18	0.17	1.52	1.69	(0.15)	(0.28)	(0.43)	$14.44	13.16%	0.21%	0.21%	1.28%	1.28%	11%	$147,753
2016	$13.72	0.22	(0.11)(3)	0.11	(0.22)	(0.43)	(0.65)	$13.18	1.02%	0.20%	0.20%	1.78%	1.78%	6%	$106,441
2015	$13.22	0.27	0.72	0.99	(0.28)	(0.21)	(0.49)	$13.72	7.56%	0.20%	0.20%	1.94%	1.94%	24%	$66,163
I Class
2019	$15.56	0.37	0.05	0.42	(0.35)	(0.60)	(0.95)	$15.03	3.73%	0.68%	0.75%	2.44%	2.37%	27%	$201,236
2018	$14.45	0.31	1.24	1.55	(0.29)	(0.15)	(0.44)	$15.56	10.83%	0.69%	0.75%	1.99%	1.93%	18%	$226,831
2017	$13.19	0.20	1.52	1.72	(0.18)	(0.28)	(0.46)	$14.45	13.38%	0.01%	0.01%	1.48%	1.48%	11%	$231,569
2016	$13.73	0.25	(0.12)(3)	0.13	(0.24)	(0.43)	(0.67)	$13.19	1.23%	0.00%(4)	0.00%(4)	0.98%	0.98%	6%	$162,255
2015	$13.23	0.28	0.74	1.02	(0.31)	(0.21)	(0.52)	$13.73	7.78%	0.00%(4)	0.00%(4)	2.14%	2.14%	24%	$92,653
A Class
2019	$15.52	0.28	0.07	0.35	(0.28)	(0.60)	(0.88)	$14.99	3.25%	1.13%	1.20%	1.99%	1.92%	27%	$79,664
2018	$14.41	0.23	1.25	1.48	(0.22)	(0.15)	(0.37)	$15.52	10.36%	1.14%	1.20%	1.54%	1.48%	18%	$93,154
2017	$13.15	0.14	1.52	1.66	(0.12)	(0.28)	(0.40)	$14.41	12.90%	0.46%	0.46%	1.03%	1.03%	11%	$85,489
2016	$13.69	0.20	(0.13)(3)	0.07	(0.18)	(0.43)	(0.61)	$13.15	0.76%	0.45%	0.45%	1.53%	1.53%	6%	$65,954
2015	$13.19	0.24	0.72	0.96	(0.25)	(0.21)	(0.46)	$13.69	7.31%	0.45%	0.45%	1.69%	1.69%	24%	$51,889

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2019	$15.40	0.19	0.06	0.25	(0.18)	(0.60)	(0.78)	$14.87	2.47%	1.88%	1.95%	1.24%	1.17%	27%	$881
2018	$14.36	0.10	1.26	1.36	(0.17)	(0.15)	(0.32)	$15.40	9.51%	1.89%	1.95%	0.79%	0.73%	18%	$845
2017	$13.11	0.04	1.50	1.54	(0.01)	(0.28)	(0.29)	$14.36	12.00%	1.21%	1.21%	0.28%	0.28%	11%	$794
2016	$13.64	0.11	(0.13)(3)	(0.02)	(0.08)	(0.43)	(0.51)	$13.11	0.06%	1.20%	1.20%	0.78%	0.78%	6%	$636
2015	$13.14	0.14	0.71	0.85	(0.14)	(0.21)	(0.35)	$13.64	6.51%	1.20%	1.20%	0.94%	0.94%	24%	$557
R Class
2019	$15.51	0.25	0.07	0.32	(0.25)	(0.60)	(0.85)	$14.98	2.99%	1.38%	1.45%	1.74%	1.67%	27%	$76,052
2018	$14.40	0.19	1.25	1.44	(0.18)	(0.15)	(0.33)	$15.51	10.08%	1.39%	1.45%	1.29%	1.23%	18%	$65,673
2017	$13.15	0.11	1.50	1.61	(0.08)	(0.28)	(0.36)	$14.40	12.53%	0.71%	0.71%	0.78%	0.78%	11%	$51,832
2016	$13.69	0.17	(0.13)(3)	0.04	(0.15)	(0.43)	(0.58)	$13.15	0.51%	0.70%	0.70%	1.28%	1.28%	6%	$35,414
2015	$13.18	0.21	0.72	0.93	(0.21)	(0.21)	(0.42)	$13.69	7.11%	0.70%	0.70%	1.44%	1.44%	24%	$24,867
R6 Class
2019	$13.52	0.32	0.04	0.36	(0.37)	(0.60)	(0.97)	$12.91	3.88%	0.53%	0.65%	2.59%	2.47%	27%	$160,881
2018(5)	$12.87	0.23	0.63	0.86	(0.21)	—	(0.21)	$13.52	6.70%	0.53%(6)	0.64%(6)	2.22%(6)	2.11%(6)	18%(7)	$120,777

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(4)	Ratio was less than 0.005%.

(5)	October 23, 2017 (commencement of sale) through July 31, 2018.

(6)	Annualized.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2060 Portfolio
Investor Class
2019	$13.25	0.25	0.11	0.36	(0.27)	(0.28)	(0.55)	$13.06	3.50%	0.88%	0.95%	2.07%	2.00%	21%	$37,219
2018	$12.21	0.21	1.10	1.31	(0.21)	(0.06)	(0.27)	$13.25	10.84%	0.88%	0.94%	1.66%	1.60%	12%	$22,306
2017	$10.89	0.14	1.29	1.43	(0.10)	(0.01)	(0.11)	$12.21	13.26%	0.21%	0.21%	1.14%	1.14%	21%	$11,534
2016(3)	$10.00	0.10	0.91	1.01	(0.12)	—	(0.12)	$10.89	10.12%	0.20%(4)	0.20%(4)	0.88%(4)	0.88%(4)	13%	$1,305
I Class
2019	$13.27	0.29	0.10	0.39	(0.30)	(0.28)	(0.58)	$13.08	3.70%	0.68%	0.75%	2.27%	2.20%	21%	$40,025
2018	$12.23	0.24	1.10	1.34	(0.24)	(0.06)	(0.30)	$13.27	11.05%	0.68%	0.74%	1.86%	1.80%	12%	$31,041
2017	$10.90	0.16	1.31	1.47	(0.13)	(0.01)	(0.14)	$12.23	13.57%	0.01%	0.01%	1.34%	1.34%	21%	$18,390
2016(3)	$10.00	0.08	0.94	1.02	(0.12)	—	(0.12)	$10.90	10.27%	0.00%(4)(5)	0.00%(4)(5)	1.08%(4)	1.08%(4)	13%	$2,443
A Class
2019	$13.23	0.23	0.10	0.33	(0.24)	(0.28)	(0.52)	$13.04	3.24%	1.13%	1.20%	1.82%	1.75%	21%	$8,425
2018	$12.19	0.18	1.10	1.28	(0.18)	(0.06)	(0.24)	$13.23	10.58%	1.13%	1.19%	1.41%	1.35%	12%	$6,734
2017	$10.87	0.09	1.32	1.41	(0.08)	(0.01)	(0.09)	$12.19	13.00%	0.46%	0.46%	0.89%	0.89%	21%	$4,009
2016(3)	$10.00	0.02	0.96	0.98	(0.11)	—	(0.11)	$10.87	9.84%	0.45%(4)	0.45%(4)	0.63%(4)	0.63%(4)	13%	$2,143
C Class
2019	$13.11	0.15	0.10	0.25	(0.16)	(0.28)	(0.44)	$12.92	2.47%	1.88%	1.95%	1.07%	1.00%	21%	$185
2018	$12.13	0.04	1.14	1.18	(0.14)	(0.06)	(0.20)	$13.11	9.80%	1.88%	1.94%	0.66%	0.60%	12%	$186
2017	$10.83	0.04	1.27	1.31	—	(0.01)	(0.01)	$12.13	12.08%	1.21%	1.21%	0.14%	0.14%	21%	$68
2016(3)	$10.00	0.09	0.83	0.92	(0.09)	—	(0.09)	$10.83	9.23%	1.20%(4)	1.20%(4)	(0.12)%(4)	(0.12)%(4)	13%	$28

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2019	$13.21	0.19	0.11	0.30	(0.21)	(0.28)	(0.49)	$13.02	2.98%	1.38%	1.45%	1.57%	1.50%	21%	$20,542
2018	$12.17	0.14	1.11	1.25	(0.15)	(0.06)	(0.21)	$13.21	10.38%	1.38%	1.44%	1.16%	1.10%	12%	$10,366
2017	$10.86	0.08	1.29	1.37	(0.05)	(0.01)	(0.06)	$12.17	12.64%	0.71%	0.71%	0.64%	0.64%	21%	$3,743
2016(3)	$10.00	0.04	0.92	0.96	(0.10)	—	(0.10)	$10.86	9.67%	0.70%(4)	0.70%(4)	0.38%(4)	0.38%(4)	13%	$605
R6 Class
2019	$13.31	0.31	0.09	0.40	(0.31)	(0.28)	(0.59)	$13.12	3.85%	0.53%	0.65%	2.42%	2.30%	21%	$37,601
2018(6)	$12.63	0.21	0.65	0.86	(0.18)	—	(0.18)	$13.31	6.83%	0.53%(4)	0.64%(4)	2.11%(4)	2.00%(4)	12%(7)	$20,862

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	September 30, 2015 (fund inception) through July 31, 2016.

(4)	Annualized.

(5)	Ratio was less than 0.005%.

(6)	October 23, 2017 (commencement of sale) through July 31, 2018.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of American Century Asset Allocation Portfolios, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of One Choice® In Retirement Portfolio, One Choice® 2020 Portfolio, One Choice® 2025 Portfolio, One Choice® 2030 Portfolio, One Choice® 2035 Portfolio, One Choice® 2040 Portfolio, One Choice® 2045 Portfolio, One Choice® 2050 Portfolio, One Choice® 2055 Portfolio, and One Choice® 2060 Portfolio, ten of the portfolios comprising American Century Asset Allocation Portfolios, Inc. (the “Funds”), including the schedules of investments, as of July 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended (as to One Choice® 2060 Portfolio, for the years ended July 31, 2019, 2018, 2017, and for the period September 30, 2015 (commencement of operations) through July 31, 2016), and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (as to One Choice® 2060 Portfolio, for the years ended July 31, 2019, 2018, 2017, and for the period September 30, 2015 (commencement of operations) through July 31, 2016), in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2019, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP

Kansas City, Missouri
September 18, 2019

We have served as the auditor of one or more American Century investment companies since 1997.

Management

The Board of Directors

The individuals listed below serve as directors of the funds. Each director will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for directors who are not “interested persons,” as that term is defined in the Investment Company Act (independent directors). Independent directors shall retire by December 31 of the year in which they reach their 75th birthday.
Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other directors (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The directors serve in this capacity for seven (in the case of Jonathan S. Thomas, 16; and Stephen E. Yates, 8) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the directors. The mailing address for each director is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Thomas W. Bunn (1953)	Director	Since 2017	Retired	67	SquareTwo Financial; Barings (formerly Babson Capital Funds Trust) (2013 to 2016)
Chris H. Cheesman (1962)	Director	Since 2019	Retired. Senior Vice President & Chief Audit Executive, AllianceBernstein (1999 to 2018)	67	None
Barry Fink (1955)	Director	Since 2012 (independent since 2016)	Retired	67	None
Rajesh K. Gupta (1960)	Director	Since 2019	Partner Emeritus, SeaCrest Investment Management and SeaCrest Wealth Management (2019 to Present); Chief Executive Officer and Chief Investment Officer, SeaCrest Investment Management (2006 to 2019); Chief Executive Officer and Chief Investment Officer, SeaCrest Wealth Management (2008 to 2019)	67	None

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Lynn Jenkins (1963)	Director	Since 2019	United States Representative, U.S. House of Representatives (2009 to 2018)	67	MGP Ingredients, Inc.
Jan M. Lewis (1957)	Director	Since 2011	Retired	67	None
John R. Whitten (1946)	Director	Since 2008	Retired	67	Rudolph Technologies, Inc.
Stephen E. Yates (1948)	Director and Chairman of the Board	Since 2012 (Chairman since 2018)	Retired	72	None
Interested Director
Jonathan S. Thomas (1963)	Director and President	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	117	BioMed Valley Discoveries, Inc.

The Statement of Additional Information has additional information about the funds' directors and is available without charge, upon request, by calling 1-800-345-2021.

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each officer listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Director and President since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014
Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (1994 to present); Vice President, ACC (2005 to present); General Counsel, ACC (2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on the “About Us” page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The funds’ Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2019.

For corporate taxpayers, the funds hereby designate the following, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended July 31, 2019 as qualified for the corporate dividends received deduction.

One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
$8,596,858	$9,817,291	$16,290,888	$14,435,642	$16,437,555

One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio
$12,463,837	$13,426,933	$9,232,926	$5,556,662	$983,168

The funds hereby designate the following as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended July 31, 2019.

One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
$3,312,915	$391,270	$2,523,040	$2,723,993	$2,980,579

One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio
$1,919,021	$1,391,939	$1,441,666	$630,173	$33,583

The funds hereby designate the following, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended July 31, 2019.

One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
$61,918,272	$81,479,421	$123,371,868	$105,058,613	$122,034,751

One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio
$100,254,253	$112,640,286	$66,262,795	$32,514,123	$3,420,845

For the fiscal year ended July 31, 2019, the funds intend to pass through to shareholders the following foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
One Choice In Retirement Portfolio	$368,188	$0.0031	$4,777,337	$0.0405
One Choice 2020 Portfolio	$422,080	$0.0031	$5,507,679	$0.0403
One Choice 2025 Portfolio	$672,838	$0.0036	$9,028,269	$0.0482
One Choice 2030 Portfolio	$568,775	$0.0032	$7,846,036	$0.0438
One Choice 2035 Portfolio	$627,934	$0.0040	$8,879,320	$0.0570
One Choice 2040 Portfolio	$475,267	$0.0036	$6,807,562	$0.0516
One Choice 2045 Portfolio	$493,077	$0.0046	$7,126,582	$0.0668
One Choice 2050 Portfolio	$327,122	$0.0039	$4,761,065	$0.0572
One Choice 2055 Portfolio	$194,469	$0.0041	$2,838,341	$0.0603
One Choice 2060 Portfolio	$32,515	$0.0030	$475,729	$0.0432

The funds utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization).

One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
$11,625,701	$14,860,375	$24,724,414	$21,135,660	$25,642,967

One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio
$19,696,768	$22,345,089	$14,411,359	$7,919,810	$1,322,217

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
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American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-93179 1909
ITEM 2. CODE OF ETHICS.

(a)
The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b)	No response required.

(c)	None.

(d)	None.

(e)	Not applicable.

(f)
The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	The registrant’s board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)	John R. Whitten, Jan M. Lewis, Chris H. Cheesman and Lynn M. Jenkins are the registrant’s designated audit committee financial experts. They are “independent” as defined in Item 3 of Form N-CSR.

(a)(3)	Not applicable.

(b)	No response required.

(c)	No response required.

(d)	No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2018:    $141,390
FY 2019:    $149,850

(b)	Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2018:    $0
FY 2019:    $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2018:    $0
FY 2019:    $0

(c)	Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2018:    $0
FY 2019:    $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2018:    $0
FY 2019:    $0

(d)	All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2018:    $0
FY 2019:    $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2018:    $0
FY 2019:    $0

(e)(1)
In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)
All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)
The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g)
The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2018:    $160,500
FY 2019:    $119,500

(h)
The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)    The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)    Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2)    Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)    Not applicable.

(a)(4)    Not applicable.

(b)    A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	September 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	September 26, 2019

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	September 26, 2019